UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance High Yield Municipal Income Fund

Class A ETHYX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.88%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an overweight exposure to long‑maturity bonds with 22 years or more remaining to maturity detracted from Index‑relative returns during the period

↓ Security selections and an overweight exposure to 4% coupon bonds detracted from Index‑relative returns

↓ Security selections and an underweight exposure to the transportation sector detracted from returns relative to the Index during the period

↑ Security selections in bonds with 8–12 years remaining to maturity contributed to Index relative returns during the period

↑ Security selections in the hospital sector contributed to Index‑relative performance

↑ Allocations to taxable municipal bonds contributed to Index‑relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
1/16	$10,000	$10,000
2/16	$9,665	$10,016
3/16	$9,763	$10,047
4/16	$9,870	$10,121
5/16	$9,956	$10,149
6/16	$10,174	$10,310
7/16	$10,174	$10,316
8/16	$10,217	$10,330
9/16	$10,148	$10,279
10/16	$10,013	$10,171
11/16	$9,591	$9,792
12/16	$9,678	$9,907
1/17	$9,699	$9,972
2/17	$9,765	$10,041
3/17	$9,808	$10,063
4/17	$9,885	$10,136
5/17	$10,086	$10,297
6/17	$10,073	$10,260
7/17	$10,151	$10,343
8/17	$10,263	$10,422
9/17	$10,284	$10,369
10/17	$10,315	$10,394
11/17	$10,335	$10,338
12/17	$10,448	$10,446
1/18	$10,342	$10,323
2/18	$10,294	$10,293
3/18	$10,349	$10,331
4/18	$10,323	$10,294
5/18	$10,449	$10,412
6/18	$10,505	$10,420
7/18	$10,528	$10,446
8/18	$10,549	$10,473
9/18	$10,511	$10,405
10/18	$10,400	$10,341
11/18	$10,482	$10,455
12/18	$10,599	$10,580
1/19	$10,683	$10,660
2/19	$10,757	$10,717
3/19	$10,978	$10,887
4/19	$11,028	$10,928
5/19	$11,237	$11,078
6/19	$11,287	$11,119
7/19	$11,374	$11,209
8/19	$11,597	$11,386
9/19	$11,523	$11,294
10/19	$11,523	$11,315
11/19	$11,549	$11,343
12/19	$11,587	$11,378
1/20	$11,810	$11,582
2/20	$12,021	$11,731
3/20	$11,157	$11,306
4/20	$10,835	$11,164
5/20	$11,173	$11,519
6/20	$11,461	$11,614
7/20	$11,686	$11,809
8/20	$11,669	$11,754
9/20	$11,651	$11,757
10/20	$11,646	$11,721
11/20	$11,886	$11,898
12/20	$12,038	$11,971
1/21	$12,201	$12,047
2/21	$12,051	$11,855
3/21	$12,109	$11,929
4/21	$12,257	$12,029
5/21	$12,353	$12,065
6/21	$12,437	$12,098
7/21	$12,534	$12,198
8/21	$12,485	$12,153
9/21	$12,383	$12,065
10/21	$12,361	$12,030
11/21	$12,472	$12,133
12/21	$12,503	$12,152
1/22	$12,199	$11,820
2/22	$12,096	$11,777
3/22	$11,724	$11,395
4/22	$11,367	$11,080
5/22	$11,428	$11,245
6/22	$11,150	$11,061
7/22	$11,444	$11,353
8/22	$11,206	$11,104
9/22	$10,652	$10,678
10/22	$10,481	$10,589
11/22	$11,044	$11,084
12/22	$10,970	$11,116
1/23	$11,369	$11,435
2/23	$11,059	$11,177
3/23	$11,210	$11,425
4/23	$11,277	$11,399
5/23	$11,203	$11,300
6/23	$11,383	$11,413
7/23	$11,407	$11,458
8/23	$11,276	$11,293
9/23	$10,887	$10,962
10/23	$10,640	$10,869
11/23	$11,415	$11,559
12/23	$11,816	$11,828
1/24	$11,871	$11,767
2/24	$11,928	$11,782
3/24	$11,998	$11,782
4/24	$11,849	$11,636
5/24	$11,920	$11,602
6/24	$12,156	$11,780
7/24	$12,289	$11,887
8/24	$12,406	$11,981
9/24	$12,583	$12,099
10/24	$12,386	$11,923
11/24	$12,609	$12,129
12/24	$12,381	$11,952
1/25	$12,439	$12,012
2/25	$12,604	$12,131
3/25	$12,343	$11,926
4/25	$12,144	$11,830
5/25	$12,036	$11,837
6/25	$12,127	$11,911
7/25	$11,987	$11,887
8/25	$12,064	$11,990
9/25	$12,499	$12,268
10/25	$12,670	$12,420
11/25	$12,716	$12,449
12/25	$12,731	$12,460
1/26	$12,846	$12,577

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	3.25%	1.03%	2.87%
Class A with 3.25% Maximum Sales Charge	(0.16)%	0.38%	2.53%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$1,661,337,383
# of Portfolio Holdings	484
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$6,072,495

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Other Revenue	3.1%
Housing	6.2%
Education	7.6%
General Obligations	9.3%
Hospital	10.3%
Industrial Development Revenue	11.2%
Transportation	13.6%
Special Tax Revenue	13.7%
Senior Living/Life Care	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	28.4%
B	2.3%
BB	17.9%
BBB	24.2%
A	10.9%
AA	13.7%
AAA	2.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

ETHYX-TSR-AR

Eaton Vance High Yield Municipal Income Fund

Class C ECHYX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.63%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an overweight exposure to long‑maturity bonds with 22 years or more remaining to maturity detracted from Index‑relative returns during the period

↓ Security selections and an overweight exposure to 4% coupon bonds detracted from Index‑relative returns

↓ Security selections and an underweight exposure to the transportation sector detracted from returns relative to the Index during the period

↑ Security selections in bonds with 8–12 years remaining to maturity contributed to Index relative returns during the period

↑ Security selections in the hospital sector contributed to Index‑relative performance

↑ Allocations to taxable municipal bonds contributed to Index‑relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index
1/16	$10,000	$10,000
2/16	$9,992	$10,016
3/16	$10,080	$10,047
4/16	$10,191	$10,121
5/16	$10,266	$10,149
6/16	$10,487	$10,310
7/16	$10,478	$10,316
8/16	$10,517	$10,330
9/16	$10,443	$10,279
10/16	$10,296	$10,171
11/16	$9,855	$9,792
12/16	$9,931	$9,907
1/17	$9,958	$9,972
2/17	$10,010	$10,041
3/17	$10,061	$10,063
4/17	$10,125	$10,136
5/17	$10,314	$10,297
6/17	$10,302	$10,260
7/17	$10,379	$10,343
8/17	$10,481	$10,422
9/17	$10,495	$10,369
10/17	$10,520	$10,394
11/17	$10,533	$10,338
12/17	$10,648	$10,446
1/18	$10,522	$10,323
2/18	$10,473	$10,293
3/18	$10,538	$10,331
4/18	$10,486	$10,294
5/18	$10,616	$10,412
6/18	$10,668	$10,420
7/18	$10,684	$10,446
8/18	$10,697	$10,473
9/18	$10,646	$10,405
10/18	$10,529	$10,341
11/18	$10,609	$10,455
12/18	$10,714	$10,580
1/19	$10,796	$10,660
2/19	$10,868	$10,717
3/19	$11,073	$10,887
4/19	$11,132	$10,928
5/19	$11,323	$11,078
6/19	$11,368	$11,119
7/19	$11,452	$11,209
8/19	$11,672	$11,386
9/19	$11,582	$11,294
10/19	$11,586	$11,315
11/19	$11,604	$11,343
12/19	$11,623	$11,378
1/20	$11,854	$11,582
2/20	$12,059	$11,731
3/20	$11,181	$11,306
4/20	$10,851	$11,164
5/20	$11,179	$11,519
6/20	$11,454	$11,614
7/20	$11,674	$11,809
8/20	$11,658	$11,754
9/20	$11,629	$11,757
10/20	$11,613	$11,721
11/20	$11,849	$11,898
12/20	$12,002	$11,971
1/21	$12,153	$12,047
2/21	$11,997	$11,855
3/21	$12,049	$11,929
4/21	$12,184	$12,029
5/21	$12,263	$12,065
6/21	$12,343	$12,098
7/21	$12,437	$12,198
8/21	$12,374	$12,153
9/21	$12,269	$12,065
10/21	$12,235	$12,030
11/21	$12,343	$12,133
12/21	$12,367	$12,152
1/22	$12,059	$11,820
2/22	$11,940	$11,777
3/22	$11,576	$11,395
4/22	$11,213	$11,080
5/22	$11,269	$11,245
6/22	$10,978	$11,061
7/22	$11,267	$11,353
8/22	$11,032	$11,104
9/22	$10,462	$10,678
10/22	$10,301	$10,589
11/22	$10,845	$11,084
12/22	$10,757	$11,116
1/23	$11,156	$11,435
2/23	$10,847	$11,177
3/23	$10,982	$11,425
4/23	$11,043	$11,399
5/23	$10,969	$11,300
6/23	$11,120	$11,413
7/23	$11,150	$11,458
8/23	$11,001	$11,293
9/23	$10,626	$10,962
10/23	$10,371	$10,869
11/23	$11,133	$11,559
12/23	$11,515	$11,828
1/24	$11,563	$11,767
2/24	$11,612	$11,782
3/24	$11,660	$11,782
4/24	$11,524	$11,636
5/24	$11,588	$11,602
6/24	$11,809	$11,780
7/24	$11,922	$11,887
8/24	$12,018	$11,981
9/24	$12,177	$12,099
10/24	$11,991	$11,923
11/24	$12,198	$12,129
12/24	$11,965	$11,952
1/25	$12,014	$12,012
2/25	$12,176	$12,131
3/25	$11,908	$11,926
4/25	$11,706	$11,830
5/25	$11,598	$11,837
6/25	$11,682	$11,911
7/25	$11,541	$11,887
8/25	$11,610	$11,990
9/25	$12,020	$12,268
10/25	$12,170	$12,420
11/25	$12,223	$12,449
12/25	$12,212	$12,460
1/26	$12,317	$12,577

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	2.52%	0.27%	2.10%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	1.53%	0.27%	2.10%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$1,661,337,383
# of Portfolio Holdings	484
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$6,072,495

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Other Revenue	3.1%
Housing	6.2%
Education	7.6%
General Obligations	9.3%
Hospital	10.3%
Industrial Development Revenue	11.2%
Transportation	13.6%
Special Tax Revenue	13.7%
Senior Living/Life Care	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	28.4%
B	2.3%
BB	17.9%
BBB	24.2%
A	10.9%
AA	13.7%
AAA	2.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

ECHYX-TSR-AR

Eaton Vance High Yield Municipal Income Fund

Class I EIHYX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.62%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an overweight exposure to long‑maturity bonds with 22 years or more remaining to maturity detracted from Index‑relative returns during the period

↓ Security selections and an overweight exposure to 4% coupon bonds detracted from Index‑relative returns

↓ Security selections and an underweight exposure to the transportation sector detracted from returns relative to the Index during the period

↑ Security selections in bonds with 8–12 years remaining to maturity contributed to Index relative returns during the period

↑ Security selections in the hospital sector contributed to Index‑relative performance

↑ Allocations to taxable municipal bonds contributed to Index‑relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index
1/16	$1,000,000	$1,000,000
2/16	$999,190	$1,001,573
3/16	$1,008,344	$1,004,745
4/16	$1,020,813	$1,012,133
5/16	$1,029,871	$1,014,871
6/16	$1,052,640	$1,031,016
7/16	$1,052,828	$1,031,646
8/16	$1,056,403	$1,033,038
9/16	$1,050,641	$1,027,882
10/16	$1,036,848	$1,017,098
11/16	$993,372	$979,165
12/16	$1,002,622	$990,660
1/17	$1,005,041	$997,192
2/17	$1,012,067	$1,004,116
3/17	$1,016,718	$1,006,296
4/17	$1,024,902	$1,013,597
5/17	$1,044,817	$1,029,684
6/17	$1,044,841	$1,025,991
7/17	$1,053,096	$1,034,292
8/17	$1,064,934	$1,042,163
9/17	$1,067,313	$1,036,864
10/17	$1,070,794	$1,039,395
11/17	$1,071,901	$1,033,830
12/17	$1,085,011	$1,044,635
1/18	$1,073,058	$1,032,337
2/18	$1,069,471	$1,029,252
3/18	$1,075,484	$1,033,051
4/18	$1,072,922	$1,029,365
5/18	$1,086,278	$1,041,152
6/18	$1,092,368	$1,042,041
7/18	$1,094,976	$1,044,569
8/18	$1,097,361	$1,047,252
9/18	$1,092,414	$1,040,472
10/18	$1,082,401	$1,034,065
11/18	$1,091,094	$1,045,510
12/18	$1,103,507	$1,058,028
1/19	$1,112,421	$1,066,026
2/19	$1,120,403	$1,071,734
3/19	$1,142,336	$1,088,675
4/19	$1,149,078	$1,092,767
5/19	$1,169,795	$1,107,832
6/19	$1,176,502	$1,111,923
7/19	$1,184,472	$1,120,884
8/19	$1,209,260	$1,138,564
9/19	$1,201,774	$1,129,438
10/19	$1,202,039	$1,131,462
11/19	$1,204,968	$1,134,291
12/19	$1,209,209	$1,137,754
1/20	$1,232,651	$1,158,196
2/20	$1,254,899	$1,173,131
3/20	$1,165,061	$1,130,579
4/20	$1,131,729	$1,116,390
5/20	$1,167,230	$1,151,904
6/20	$1,196,191	$1,161,384
7/20	$1,221,322	$1,180,945
8/20	$1,219,739	$1,175,404
9/20	$1,218,125	$1,175,653
10/20	$1,217,842	$1,172,121
11/20	$1,243,237	$1,189,810
12/20	$1,259,316	$1,197,058
1/21	$1,276,631	$1,204,686
2/21	$1,261,250	$1,185,545
3/21	$1,267,557	$1,192,856
4/21	$1,283,339	$1,202,862
5/21	$1,292,291	$1,206,450
6/21	$1,302,723	$1,209,763
7/21	$1,313,119	$1,219,797
8/21	$1,308,256	$1,215,320
9/21	$1,297,896	$1,206,549
10/21	$1,295,828	$1,203,021
11/21	$1,307,695	$1,213,263
12/21	$1,311,288	$1,215,220
1/22	$1,279,647	$1,181,956
2/22	$1,269,166	$1,177,721
3/22	$1,230,434	$1,139,543
4/22	$1,193,192	$1,108,024
5/22	$1,199,892	$1,124,484
6/22	$1,171,010	$1,106,067
7/22	$1,202,121	$1,135,291
8/22	$1,177,334	$1,110,409
9/22	$1,118,020	$1,067,791
10/22	$1,101,810	$1,058,911
11/22	$1,161,068	$1,108,440
12/22	$1,152,154	$1,111,613
1/23	$1,195,804	$1,143,544
2/23	$1,163,464	$1,117,686
3/23	$1,179,540	$1,142,485
4/23	$1,185,312	$1,139,875
5/23	$1,179,263	$1,129,998
6/23	$1,196,977	$1,141,317
7/23	$1,201,275	$1,145,832
8/23	$1,187,715	$1,129,336
9/23	$1,147,022	$1,096,237
10/23	$1,119,813	$1,086,908
11/23	$1,203,124	$1,155,907
12/23	$1,245,633	$1,182,772
1/24	$1,251,729	$1,176,731
2/24	$1,257,894	$1,178,243
3/24	$1,265,600	$1,178,205
4/24	$1,250,155	$1,163,614
5/24	$1,257,925	$1,160,200
6/24	$1,283,024	$1,177,984
7/24	$1,297,290	$1,188,721
8/24	$1,309,955	$1,198,096
9/24	$1,328,886	$1,209,937
10/24	$1,308,415	$1,192,295
11/24	$1,332,234	$1,212,891
12/24	$1,306,869	$1,195,233
1/25	$1,314,834	$1,201,223
2/25	$1,332,497	$1,213,133
3/25	$1,305,234	$1,192,574
4/25	$1,284,492	$1,182,966
5/25	$1,273,312	$1,183,725
6/25	$1,283,242	$1,191,095
7/25	$1,268,685	$1,188,689
8/25	$1,277,077	$1,199,021
9/25	$1,323,333	$1,226,788
10/25	$1,341,736	$1,242,003
11/25	$1,346,904	$1,244,852
12/25	$1,347,156	$1,245,973
1/26	$1,359,355	$1,257,666

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	3.39%	1.26%	3.12%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$1,661,337,383
# of Portfolio Holdings	484
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$6,072,495

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Other Revenue	3.1%
Housing	6.2%
Education	7.6%
General Obligations	9.3%
Hospital	10.3%
Industrial Development Revenue	11.2%
Transportation	13.6%
Special Tax Revenue	13.7%
Senior Living/Life Care	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	28.4%
B	2.3%
BB	17.9%
BBB	24.2%
A	10.9%
AA	13.7%
AAA	2.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EIHYX-TSR-AR

Eaton Vance High Yield Municipal Income Fund

Class W EWHYX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Eaton Vance High Yield Municipal Income Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$16	0.16%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ Security selections and an overweight exposure to long‑maturity bonds with 22 years or more remaining to maturity detracted from Index‑relative returns during the period

↓ Security selections and an overweight exposure to 4% coupon bonds detracted from Index‑relative returns

↓ Security selections and an underweight exposure to the transportation sector detracted from returns relative to the Index during the period

↑ Security selections in bonds with 8–12 years remaining to maturity contributed to Index relative returns during the period

↑ Security selections in the hospital sector contributed to Index‑relative performance

↑ Allocations to taxable municipal bonds contributed to Index‑relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class W	Bloomberg Municipal Bond Index
1/16	$10,000	$10,000
2/16	$9,992	$10,016
3/16	$10,083	$10,047
4/16	$10,208	$10,121
5/16	$10,299	$10,149
6/16	$10,526	$10,310
7/16	$10,528	$10,316
8/16	$10,564	$10,330
9/16	$10,506	$10,279
10/16	$10,368	$10,171
11/16	$9,934	$9,792
12/16	$10,026	$9,907
1/17	$10,050	$9,972
2/17	$10,121	$10,041
3/17	$10,167	$10,063
4/17	$10,249	$10,136
5/17	$10,448	$10,297
6/17	$10,448	$10,260
7/17	$10,531	$10,343
8/17	$10,649	$10,422
9/17	$10,673	$10,369
10/17	$10,708	$10,394
11/17	$10,719	$10,338
12/17	$10,850	$10,446
1/18	$10,731	$10,323
2/18	$10,695	$10,293
3/18	$10,755	$10,331
4/18	$10,729	$10,294
5/18	$10,863	$10,412
6/18	$10,924	$10,420
7/18	$10,950	$10,446
8/18	$10,974	$10,473
9/18	$10,924	$10,405
10/18	$10,824	$10,341
11/18	$10,911	$10,455
12/18	$11,035	$10,580
1/19	$11,124	$10,660
2/19	$11,204	$10,717
3/19	$11,423	$10,887
4/19	$11,491	$10,928
5/19	$11,698	$11,078
6/19	$11,765	$11,119
7/19	$11,845	$11,209
8/19	$12,093	$11,386
9/19	$12,018	$11,294
10/19	$12,020	$11,315
11/19	$12,050	$11,343
12/19	$12,092	$11,378
1/20	$12,327	$11,582
2/20	$12,549	$11,731
3/20	$11,651	$11,306
4/20	$11,317	$11,164
5/20	$11,672	$11,519
6/20	$11,962	$11,614
7/20	$12,213	$11,809
8/20	$12,197	$11,754
9/20	$12,181	$11,757
10/20	$12,178	$11,721
11/20	$12,432	$11,898
12/20	$12,593	$11,971
1/21	$12,766	$12,047
2/21	$12,613	$11,855
3/21	$12,676	$11,929
4/21	$12,833	$12,029
5/21	$12,923	$12,065
6/21	$13,027	$12,098
7/21	$13,131	$12,198
8/21	$13,083	$12,153
9/21	$12,979	$12,065
10/21	$12,959	$12,030
11/21	$13,096	$12,133
12/21	$13,123	$12,152
1/22	$12,811	$11,820
2/22	$12,710	$11,777
3/22	$12,327	$11,395
4/22	$11,958	$11,080
5/22	$12,030	$11,245
6/22	$11,745	$11,061
7/22	$12,062	$11,353
8/22	$11,817	$11,104
9/22	$11,227	$10,678
10/22	$11,068	$10,589
11/22	$11,668	$11,084
12/22	$11,583	$11,116
1/23	$12,012	$11,435
2/23	$11,706	$11,177
3/23	$11,857	$11,425
4/23	$11,935	$11,399
5/23	$11,879	$11,300
6/23	$12,062	$11,413
7/23	$12,110	$11,458
8/23	$11,963	$11,293
9/23	$11,572	$10,962
10/23	$11,303	$10,869
11/23	$12,148	$11,559
12/23	$12,582	$11,828
1/24	$12,649	$11,767
2/24	$12,716	$11,782
3/24	$12,783	$11,782
4/24	$12,647	$11,636
5/24	$12,731	$11,602
6/24	$12,989	$11,780
7/24	$13,139	$11,887
8/24	$13,272	$11,981
9/24	$13,453	$12,099
10/24	$13,251	$11,923
11/24	$13,513	$12,129
12/24	$13,261	$11,952
1/25	$13,330	$12,012
2/25	$13,530	$12,131
3/25	$13,259	$11,926
4/25	$13,053	$11,830
5/25	$12,944	$11,837
6/25	$13,051	$11,911
7/25	$12,891	$11,887
8/25	$12,998	$11,990
9/25	$13,474	$12,268
10/25	$13,667	$12,420
11/25	$13,725	$12,449
12/25	$13,733	$12,460
1/26	$13,862	$12,577

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class W	3.99%	1.66%	3.32%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$1,661,337,383
# of Portfolio Holdings	484
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$6,072,495

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Other Revenue	3.1%
Housing	6.2%
Education	7.6%
General Obligations	9.3%
Hospital	10.3%
Industrial Development Revenue	11.2%
Transportation	13.6%
Special Tax Revenue	13.7%
Senior Living/Life Care	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Table Summary
Value	Value
Not Rated	28.4%
B	2.3%
BB	17.9%
BBB	24.2%
A	10.9%
AA	13.7%
AAA	2.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EWHYX-TSR-AR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class A EALBX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.64%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ Security selection and overweight exposures to the housing, health care, lower coupon, and prepaid gas revenue bond sectors contributed to performance

↑ Relative value trading contributed to index relative returns by taking advantage of price and rate differences among similar securities

↑ A slight overweight exposure to BBB rated bonds contributed to Index relative returns as lower quality bonds generally outperformed during the period

↓ An overweight exposure to AAA rated credits detracted from Index relative performance as higher quality bonds underperformed during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000
2/16	$9,686	$10,016	$10,027
3/16	$9,686	$10,047	$10,011
4/16	$9,742	$10,121	$10,058
5/16	$9,723	$10,149	$10,048
6/16	$9,827	$10,310	$10,133
7/16	$9,846	$10,316	$10,158
8/16	$9,846	$10,330	$10,152
9/16	$9,818	$10,279	$10,122
10/16	$9,760	$10,171	$10,075
11/16	$9,467	$9,792	$9,829
12/16	$9,534	$9,907	$9,887
1/17	$9,580	$9,972	$9,964
2/17	$9,637	$10,041	$10,030
3/17	$9,656	$10,063	$10,038
4/17	$9,723	$10,136	$10,098
5/17	$9,828	$10,297	$10,194
6/17	$9,791	$10,260	$10,160
7/17	$9,849	$10,343	$10,225
8/17	$9,906	$10,422	$10,279
9/17	$9,850	$10,369	$10,226
10/17	$9,851	$10,394	$10,229
11/17	$9,775	$10,338	$10,133
12/17	$9,824	$10,446	$10,187
1/18	$9,749	$10,323	$10,146
2/18	$9,723	$10,293	$10,127
3/18	$9,724	$10,331	$10,130
4/18	$9,708	$10,294	$10,101
5/18	$9,767	$10,412	$10,183
6/18	$9,780	$10,420	$10,211
7/18	$9,810	$10,446	$10,247
8/18	$9,813	$10,473	$10,251
9/18	$9,777	$10,405	$10,202
10/18	$9,751	$10,341	$10,182
11/18	$9,813	$10,455	$10,264
12/18	$9,896	$10,580	$10,359
1/19	$9,969	$10,660	$10,445
2/19	$10,024	$10,717	$10,491
3/19	$10,096	$10,887	$10,571
4/19	$10,111	$10,928	$10,580
5/19	$10,214	$11,078	$10,687
6/19	$10,249	$11,119	$10,734
7/19	$10,302	$11,209	$10,810
8/19	$10,375	$11,386	$10,886
9/19	$10,330	$11,294	$10,806
10/19	$10,343	$11,315	$10,846
11/19	$10,356	$11,343	$10,870
12/19	$10,379	$11,378	$10,901
1/20	$10,490	$11,582	$11,029
2/20	$10,563	$11,731	$11,098
3/20	$10,288	$11,306	$10,835
4/20	$10,222	$11,164	$10,814
5/20	$10,482	$11,519	$11,082
6/20	$10,593	$11,614	$11,125
7/20	$10,723	$11,809	$11,245
8/20	$10,703	$11,754	$11,229
9/20	$10,674	$11,757	$11,241
10/20	$10,662	$11,721	$11,219
11/20	$10,773	$11,898	$11,295
12/20	$10,852	$11,971	$11,334
1/21	$10,930	$12,047	$11,373
2/21	$10,819	$11,855	$11,268
3/21	$10,848	$11,929	$11,310
4/21	$10,927	$12,029	$11,358
5/21	$10,946	$12,065	$11,363
6/21	$10,965	$12,098	$11,368
7/21	$11,024	$12,198	$11,434
8/21	$11,002	$12,153	$11,423
9/21	$10,929	$12,065	$11,371
10/21	$10,897	$12,030	$11,341
11/21	$10,945	$12,133	$11,369
12/21	$10,951	$12,152	$11,382
1/22	$10,726	$11,820	$11,143
2/22	$10,685	$11,777	$11,110
3/22	$10,460	$11,395	$10,872
4/22	$10,276	$11,080	$10,703
5/22	$10,376	$11,245	$10,849
6/22	$10,306	$11,061	$10,810
7/22	$10,480	$11,353	$10,997
8/22	$10,352	$11,104	$10,833
9/22	$10,133	$10,678	$10,566
10/22	$10,059	$10,589	$10,544
11/22	$10,418	$11,084	$10,825
12/22	$10,448	$11,116	$10,869
1/23	$10,686	$11,435	$11,071
2/23	$10,505	$11,177	$10,880
3/23	$10,665	$11,425	$11,069
4/23	$10,648	$11,399	$11,027
5/23	$10,558	$11,300	$10,937
6/23	$10,634	$11,413	$11,009
7/23	$10,648	$11,458	$11,044
8/23	$10,569	$11,293	$10,971
9/23	$10,321	$10,962	$10,794
10/23	$10,283	$10,869	$10,778
11/23	$10,750	$11,559	$11,172
12/23	$10,964	$11,828	$11,339
1/24	$10,916	$11,767	$11,304
2/24	$10,955	$11,782	$11,312
3/24	$10,925	$11,782	$11,298
4/24	$10,834	$11,636	$11,210
5/24	$10,764	$11,602	$11,145
6/24	$10,908	$11,780	$11,263
7/24	$11,000	$11,887	$11,366
8/24	$11,144	$11,981	$11,492
9/24	$11,248	$12,099	$11,569
10/24	$11,101	$11,923	$11,450
11/24	$11,235	$12,129	$11,548
12/24	$11,130	$11,952	$11,467
1/25	$11,188	$12,012	$11,543
2/25	$11,301	$12,131	$11,642
3/25	$11,185	$11,926	$11,560
4/25	$11,146	$11,830	$11,499
5/25	$11,216	$11,837	$11,594
6/25	$11,330	$11,911	$11,692
7/25	$11,391	$11,887	$11,764
8/25	$11,473	$11,990	$11,857
9/25	$11,589	$12,268	$11,950
10/25	$11,661	$12,420	$11,982
11/25	$11,678	$12,449	$12,009
12/25	$11,716	$12,460	$12,042
1/26	$11,806	$12,577	$12,157

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	5.55%	1.56%	2.01%
Class A with 3.25% Maximum Sales Charge	2.17%	0.88%	1.67%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	5.31%	1.34%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$80,686,140
# of Portfolio Holdings	99
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$87,709

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.9%
Transportation	3.9%
Education	4.0%
Special Tax Revenue	5.4%
Water and Sewer	5.7%
Senior Living/Life Care	6.1%
Hospital	6.7%
Electric Utilities	7.4%
Other Revenue	10.0%
Housing	10.6%
General Obligations	37.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	9.5%
A	9.8%
AA	52.7%
AAA	28.0%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EALBX-TSR-AR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class C ECLBX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$142	1.39%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↓ An overweight exposure to AAA rated credits detracted from Index relative performance as higher quality bonds underperformed during the period

↑ Security selection and overweight exposures to the housing, health care, lower coupon, and prepaid gas revenue bond sectors contributed to performance

↑ Relative value trading contributed to index relative returns by taking advantage of price and rate differences among similar securities

↑ A slight overweight exposure to BBB rated bonds contributed to Index relative returns as lower quality bonds generally outperformed during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000
2/16	$10,005	$10,016	$10,027
3/16	$9,999	$10,047	$10,011
4/16	$10,051	$10,121	$10,058
5/16	$10,025	$10,149	$10,048
6/16	$10,126	$10,310	$10,133
7/16	$10,129	$10,316	$10,158
8/16	$10,132	$10,330	$10,152
9/16	$10,097	$10,279	$10,122
10/16	$10,031	$10,171	$10,075
11/16	$9,725	$9,792	$9,829
12/16	$9,786	$9,907	$9,887
1/17	$9,826	$9,972	$9,964
2/17	$9,879	$10,041	$10,030
3/17	$9,892	$10,063	$10,038
4/17	$9,955	$10,136	$10,098
5/17	$10,056	$10,297	$10,194
6/17	$10,012	$10,260	$10,160
7/17	$10,065	$10,343	$10,225
8/17	$10,117	$10,422	$10,279
9/17	$10,054	$10,369	$10,226
10/17	$10,048	$10,394	$10,229
11/17	$9,965	$10,338	$10,133
12/17	$10,008	$10,446	$10,187
1/18	$9,925	$10,323	$10,146
2/18	$9,893	$10,293	$10,127
3/18	$9,888	$10,331	$10,130
4/18	$9,856	$10,294	$10,101
5/18	$9,919	$10,412	$10,183
6/18	$9,926	$10,420	$10,211
7/18	$9,951	$10,446	$10,247
8/18	$9,947	$10,473	$10,251
9/18	$9,904	$10,405	$10,202
10/18	$9,872	$10,341	$10,182
11/18	$9,929	$10,455	$10,264
12/18	$10,006	$10,580	$10,359
1/19	$10,073	$10,660	$10,445
2/19	$10,123	$10,717	$10,491
3/19	$10,190	$10,887	$10,571
4/19	$10,199	$10,928	$10,580
5/19	$10,296	$11,078	$10,687
6/19	$10,324	$11,119	$10,734
7/19	$10,372	$11,209	$10,810
8/19	$10,438	$11,386	$10,886
9/19	$10,386	$11,294	$10,806
10/19	$10,393	$11,315	$10,846
11/19	$10,400	$11,343	$10,870
12/19	$10,416	$11,378	$10,901
1/20	$10,511	$11,582	$11,029
2/20	$10,587	$11,731	$11,098
3/20	$10,306	$11,306	$10,835
4/20	$10,223	$11,164	$10,814
5/20	$10,487	$11,519	$11,082
6/20	$10,591	$11,614	$11,125
7/20	$10,715	$11,809	$11,245
8/20	$10,688	$11,754	$11,229
9/20	$10,652	$11,757	$11,241
10/20	$10,634	$11,721	$11,219
11/20	$10,738	$11,898	$11,295
12/20	$10,800	$11,971	$11,334
1/21	$10,881	$12,047	$11,373
2/21	$10,764	$11,855	$11,268
3/21	$10,785	$11,929	$11,310
4/21	$10,858	$12,029	$11,358
5/21	$10,880	$12,065	$11,363
6/21	$10,882	$12,098	$11,368
7/21	$10,933	$12,198	$11,434
8/21	$10,904	$12,153	$11,423
9/21	$10,826	$12,065	$11,371
10/21	$10,797	$12,030	$11,341
11/21	$10,828	$12,133	$11,369
12/21	$10,827	$12,152	$11,382
1/22	$10,598	$11,820	$11,143
2/22	$10,551	$11,777	$11,110
3/22	$10,332	$11,395	$10,872
4/22	$10,134	$11,080	$10,703
5/22	$10,227	$11,245	$10,849
6/22	$10,151	$11,061	$10,810
7/22	$10,316	$11,353	$10,997
8/22	$10,184	$11,104	$10,833
9/22	$9,962	$10,678	$10,566
10/22	$9,883	$10,589	$10,544
11/22	$10,230	$11,084	$10,825
12/22	$10,252	$11,116	$10,869
1/23	$10,479	$11,435	$11,071
2/23	$10,296	$11,177	$10,880
3/23	$10,446	$11,425	$11,069
4/23	$10,423	$11,399	$11,027
5/23	$10,328	$11,300	$10,937
6/23	$10,396	$11,413	$11,009
7/23	$10,403	$11,458	$11,044
8/23	$10,320	$11,293	$10,971
9/23	$10,071	$10,962	$10,794
10/23	$10,027	$10,869	$10,778
11/23	$10,476	$11,559	$11,172
12/23	$10,678	$11,828	$11,339
1/24	$10,624	$11,767	$11,304
2/24	$10,656	$11,782	$11,312
3/24	$10,621	$11,782	$11,298
4/24	$10,526	$11,636	$11,210
5/24	$10,451	$11,602	$11,145
6/24	$10,584	$11,780	$11,263
7/24	$10,667	$11,887	$11,366
8/24	$10,800	$11,981	$11,492
9/24	$10,894	$12,099	$11,569
10/24	$10,744	$11,923	$11,450
11/24	$10,867	$12,129	$11,548
12/24	$10,759	$11,952	$11,467
1/25	$10,808	$12,012	$11,543
2/25	$10,911	$12,131	$11,642
3/25	$10,781	$11,926	$11,560
4/25	$10,747	$11,830	$11,499
5/25	$10,808	$11,837	$11,594
6/25	$10,912	$11,911	$11,692
7/25	$10,953	$11,887	$11,764
8/25	$11,035	$11,990	$11,857
9/25	$11,140	$12,268	$11,950
10/25	$11,202	$12,420	$11,982
11/25	$11,211	$12,449	$12,009
12/25	$11,241	$12,460	$12,042
1/26	$11,494	$12,577	$12,157

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.76%	0.80%	1.40%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.76%	0.80%	1.40%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	5.31%	1.34%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$80,686,140
# of Portfolio Holdings	99
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$87,709

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.9%
Transportation	3.9%
Education	4.0%
Special Tax Revenue	5.4%
Water and Sewer	5.7%
Senior Living/Life Care	6.1%
Hospital	6.7%
Electric Utilities	7.4%
Other Revenue	10.0%
Housing	10.6%
General Obligations	37.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	9.5%
A	9.8%
AA	52.7%
AAA	28.0%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

ECLBX-TSR-AR

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Class I EILBX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.39%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index):

↑ Security selection and overweight exposures to the housing, health care, lower coupon, and prepaid gas revenue bond sectors contributed to performance

↑ Relative value trading contributed to index relative returns by taking advantage of price and rate differences among similar securities

↑ A slight overweight exposure to BBB rated bonds contributed to Index relative returns as lower quality bonds generally outperformed during the period

↓ An overweight exposure to AAA rated credits detracted from Index relative performance as higher quality bonds underperformed during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
1/16	$1,000,000	$1,000,000	$1,000,000
2/16	$1,001,297	$1,001,573	$1,002,695
3/16	$1,001,518	$1,004,745	$1,001,119
4/16	$1,007,601	$1,012,133	$1,005,756
5/16	$1,005,856	$1,014,871	$1,004,839
6/16	$1,016,801	$1,031,016	$1,013,300
7/16	$1,018,949	$1,031,646	$1,015,780
8/16	$1,019,123	$1,033,038	$1,015,206
9/16	$1,016,430	$1,027,882	$1,012,152
10/16	$1,010,693	$1,017,098	$1,007,527
11/16	$980,633	$979,165	$982,933
12/16	$987,654	$990,660	$988,693
1/17	$992,633	$997,192	$996,429
2/17	$998,783	$1,004,116	$1,002,983
3/17	$1,000,944	$1,006,296	$1,003,811
4/17	$1,008,122	$1,013,597	$1,009,771
5/17	$1,019,209	$1,029,684	$1,019,430
6/17	$1,015,601	$1,025,991	$1,015,995
7/17	$1,021,800	$1,034,292	$1,022,477
8/17	$1,028,003	$1,042,163	$1,027,929
9/17	$1,022,412	$1,036,864	$1,022,591
10/17	$1,022,682	$1,039,395	$1,022,941
11/17	$1,015,062	$1,033,830	$1,013,320
12/17	$1,020,326	$1,044,635	$1,018,697
1/18	$1,012,735	$1,032,337	$1,014,649
2/18	$1,010,241	$1,029,252	$1,012,663
3/18	$1,011,614	$1,033,051	$1,013,013
4/18	$1,009,126	$1,029,365	$1,010,095
5/18	$1,015,523	$1,041,152	$1,018,251
6/18	$1,016,998	$1,042,041	$1,021,075
7/18	$1,020,406	$1,044,569	$1,024,672
8/18	$1,020,868	$1,047,252	$1,025,063
9/18	$1,017,328	$1,040,472	$1,020,181
10/18	$1,014,871	$1,034,065	$1,018,238
11/18	$1,021,588	$1,045,510	$1,026,380
12/18	$1,030,335	$1,058,028	$1,035,908
1/19	$1,038,169	$1,066,026	$1,044,518
2/19	$1,044,062	$1,071,734	$1,049,104
3/19	$1,051,828	$1,088,675	$1,057,064
4/19	$1,054,655	$1,092,767	$1,057,976
5/19	$1,064,552	$1,107,832	$1,068,705
6/19	$1,068,370	$1,111,923	$1,073,373
7/19	$1,074,166	$1,120,884	$1,081,022
8/19	$1,081,968	$1,138,564	$1,088,552
9/19	$1,077,500	$1,129,438	$1,080,592
10/19	$1,079,123	$1,131,462	$1,084,565
11/19	$1,080,727	$1,134,291	$1,086,996
12/19	$1,084,344	$1,137,754	$1,090,123
1/20	$1,095,155	$1,158,196	$1,102,881
2/20	$1,102,903	$1,173,131	$1,109,776
3/20	$1,074,538	$1,130,579	$1,083,487
4/20	$1,067,840	$1,116,390	$1,081,381
5/20	$1,095,164	$1,151,904	$1,108,159
6/20	$1,106,970	$1,161,384	$1,112,530
7/20	$1,120,803	$1,180,945	$1,124,517
8/20	$1,119,009	$1,175,404	$1,122,944
9/20	$1,116,133	$1,175,653	$1,124,139
10/20	$1,115,186	$1,172,121	$1,121,860
11/20	$1,126,949	$1,189,810	$1,129,458
12/20	$1,135,478	$1,197,058	$1,133,396
1/21	$1,143,917	$1,204,686	$1,137,288
2/21	$1,132,507	$1,185,545	$1,126,833
3/21	$1,136,784	$1,192,856	$1,131,029
4/21	$1,144,283	$1,202,862	$1,135,776
5/21	$1,147,565	$1,206,450	$1,136,299
6/21	$1,148,760	$1,209,763	$1,136,834
7/21	$1,155,137	$1,219,797	$1,143,375
8/21	$1,153,059	$1,215,320	$1,142,273
9/21	$1,145,723	$1,206,549	$1,137,078
10/21	$1,143,605	$1,203,021	$1,134,089
11/21	$1,147,884	$1,213,263	$1,136,863
12/21	$1,148,769	$1,215,220	$1,138,246
1/22	$1,125,390	$1,181,956	$1,114,264
2/22	$1,122,309	$1,177,721	$1,110,960
3/22	$1,098,976	$1,139,543	$1,087,154
4/22	$1,078,862	$1,108,024	$1,070,327
5/22	$1,089,623	$1,124,484	$1,084,917
6/22	$1,082,479	$1,106,067	$1,080,961
7/22	$1,100,985	$1,135,291	$1,099,727
8/22	$1,087,776	$1,110,409	$1,083,338
9/22	$1,064,973	$1,067,791	$1,056,592
10/22	$1,057,499	$1,058,911	$1,054,393
11/22	$1,095,431	$1,108,440	$1,082,462
12/22	$1,098,717	$1,111,613	$1,086,867
1/23	$1,124,018	$1,143,544	$1,107,147
2/23	$1,105,250	$1,117,686	$1,088,029
3/23	$1,122,237	$1,142,485	$1,106,873
4/23	$1,120,689	$1,139,875	$1,102,695
5/23	$1,111,487	$1,129,998	$1,093,699
6/23	$1,119,761	$1,141,317	$1,100,862
7/23	$1,121,455	$1,145,832	$1,104,352
8/23	$1,113,378	$1,129,336	$1,097,070
9/23	$1,088,627	$1,096,237	$1,079,398
10/23	$1,083,711	$1,086,908	$1,077,762
11/23	$1,133,063	$1,155,907	$1,117,163
12/23	$1,155,912	$1,182,772	$1,133,863
1/24	$1,151,041	$1,176,731	$1,130,371
2/24	$1,155,383	$1,178,243	$1,131,177
3/24	$1,152,553	$1,178,205	$1,129,772
4/24	$1,143,211	$1,163,614	$1,120,995
5/24	$1,136,082	$1,160,200	$1,114,546
6/24	$1,151,484	$1,177,984	$1,126,255
7/24	$1,161,401	$1,188,721	$1,136,647
8/24	$1,176,850	$1,198,096	$1,149,207
9/24	$1,188,098	$1,209,937	$1,156,924
10/24	$1,172,814	$1,192,295	$1,144,996
11/24	$1,187,169	$1,212,891	$1,154,803
12/24	$1,176,349	$1,195,233	$1,146,739
1/25	$1,183,848	$1,201,223	$1,154,345
2/25	$1,194,920	$1,213,133	$1,164,221
3/25	$1,182,923	$1,192,574	$1,155,979
4/25	$1,178,994	$1,182,966	$1,149,917
5/25	$1,186,626	$1,183,725	$1,159,387
6/25	$1,198,990	$1,191,095	$1,169,153
7/25	$1,205,643	$1,188,689	$1,176,380
8/25	$1,214,591	$1,199,021	$1,185,654
9/25	$1,228,284	$1,226,788	$1,195,018
10/25	$1,234,973	$1,242,003	$1,198,187
11/25	$1,237,012	$1,244,852	$1,200,888
12/25	$1,241,362	$1,245,973	$1,204,231
1/26	$1,251,439	$1,257,666	$1,215,687

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.71%	1.81%	2.27%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	5.31%	1.34%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$80,686,140
# of Portfolio Holdings	99
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$87,709

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.9%
Transportation	3.9%
Education	4.0%
Special Tax Revenue	5.4%
Water and Sewer	5.7%
Senior Living/Life Care	6.1%
Hospital	6.7%
Electric Utilities	7.4%
Other Revenue	10.0%
Housing	10.6%
General Obligations	37.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	9.5%
A	9.8%
AA	52.7%
AAA	28.0%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EILBX-TSR-AR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class A EALTX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 10 Year Municipal Bond Index (the Index):

↓ Out-of-Index exposures to bonds with 1–7 years and 12–15+ years remaining to maturity detracted from performance as the yield-curve steepened more in the longer maturity segment during the period. The net result of the yield-curve positioning was negative relative to the index

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and prepaid gas revenue bond sectors contributed to performance

↑ Relative-value trading contributed to index relative returns by taking advantage of price and rate differences among similar securities

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg 10 Year Municipal Bond Index	Bloomberg 15 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000	$10,000
2/16	$9,673	$10,016	$10,009	$9,999
3/16	$9,732	$10,047	$10,039	$10,060
4/16	$9,822	$10,121	$10,120	$10,149
5/16	$9,832	$10,149	$10,122	$10,187
6/16	$10,034	$10,310	$10,292	$10,390
7/16	$10,021	$10,316	$10,300	$10,379
8/16	$10,040	$10,330	$10,310	$10,401
9/16	$9,995	$10,279	$10,280	$10,345
10/16	$9,862	$10,171	$10,156	$10,189
11/16	$9,354	$9,792	$9,700	$9,712
12/16	$9,512	$9,907	$9,840	$9,883
1/17	$9,558	$9,972	$9,913	$9,933
2/17	$9,629	$10,041	$9,982	$10,002
3/17	$9,668	$10,063	$10,015	$10,033
4/17	$9,772	$10,136	$10,111	$10,127
5/17	$9,955	$10,297	$10,292	$10,329
6/17	$9,912	$10,260	$10,251	$10,278
7/17	$9,974	$10,343	$10,346	$10,369
8/17	$10,069	$10,422	$10,420	$10,468
9/17	$10,002	$10,369	$10,360	$10,435
10/17	$10,015	$10,394	$10,382	$10,473
11/17	$9,948	$10,338	$10,290	$10,421
12/17	$10,068	$10,446	$10,414	$10,569
1/18	$9,894	$10,323	$10,254	$10,381
2/18	$9,844	$10,293	$10,210	$10,343
3/18	$9,883	$10,331	$10,246	$10,408
4/18	$9,841	$10,294	$10,223	$10,383
5/18	$9,947	$10,412	$10,331	$10,511
6/18	$9,938	$10,420	$10,338	$10,508
7/18	$9,969	$10,446	$10,378	$10,532
8/18	$9,984	$10,473	$10,410	$10,581
9/18	$9,917	$10,405	$10,345	$10,503
10/18	$9,866	$10,341	$10,285	$10,412
11/18	$9,965	$10,455	$10,419	$10,563
12/18	$10,081	$10,580	$10,561	$10,715
1/19	$10,172	$10,660	$10,675	$10,804
2/19	$10,231	$10,717	$10,734	$10,867
3/19	$10,348	$10,887	$10,893	$11,084
4/19	$10,382	$10,928	$10,922	$11,135
5/19	$10,533	$11,078	$11,086	$11,312
6/19	$10,575	$11,119	$11,127	$11,354
7/19	$10,650	$11,209	$11,223	$11,461
8/19	$10,784	$11,386	$11,396	$11,703
9/19	$10,700	$11,294	$11,285	$11,591
10/19	$10,707	$11,315	$11,302	$11,599
11/19	$10,723	$11,343	$11,330	$11,628
12/19	$10,748	$11,378	$11,374	$11,669
1/20	$10,941	$11,582	$11,594	$11,936
2/20	$11,068	$11,731	$11,731	$12,131
3/20	$10,701	$11,306	$11,329	$11,630
4/20	$10,557	$11,164	$11,214	$11,412
5/20	$10,904	$11,519	$11,580	$11,822
6/20	$11,014	$11,614	$11,655	$11,943
7/20	$11,183	$11,809	$11,863	$12,191
8/20	$11,146	$11,754	$11,799	$12,101
9/20	$11,136	$11,757	$11,803	$12,106
10/20	$11,107	$11,721	$11,766	$12,063
11/20	$11,268	$11,898	$11,941	$12,312
12/20	$11,334	$11,971	$12,014	$12,407
1/21	$11,416	$12,047	$12,083	$12,504
2/21	$11,241	$11,855	$11,878	$12,255
3/21	$11,287	$11,929	$11,946	$12,340
4/21	$11,387	$12,029	$12,039	$12,476
5/21	$11,418	$12,065	$12,059	$12,523
6/21	$11,440	$12,098	$12,082	$12,560
7/21	$11,522	$12,198	$12,196	$12,691
8/21	$11,483	$12,153	$12,164	$12,634
9/21	$11,375	$12,065	$12,063	$12,518
10/21	$11,344	$12,030	$12,016	$12,475
11/21	$11,419	$12,133	$12,102	$12,622
12/21	$11,432	$12,152	$12,129	$12,644
1/22	$11,104	$11,820	$11,779	$12,245
2/22	$11,040	$11,777	$11,741	$12,204
3/22	$10,686	$11,395	$11,374	$11,739
4/22	$10,403	$11,080	$11,072	$11,349
5/22	$10,522	$11,245	$11,249	$11,515
6/22	$10,380	$11,061	$11,128	$11,285
7/22	$10,643	$11,353	$11,454	$11,652
8/22	$10,440	$11,104	$11,244	$11,383
9/22	$10,096	$10,678	$10,845	$10,888
10/22	$10,019	$10,589	$10,787	$10,803
11/22	$10,547	$11,084	$11,238	$11,395
12/22	$10,560	$11,116	$11,332	$11,448
1/23	$10,896	$11,435	$11,637	$11,800
2/23	$10,662	$11,177	$11,405	$11,529
3/23	$10,884	$11,425	$11,644	$11,809
4/23	$10,872	$11,399	$11,618	$11,804
5/23	$10,760	$11,300	$11,490	$11,688
6/23	$10,839	$11,413	$11,576	$11,807
7/23	$10,873	$11,458	$11,628	$11,872
8/23	$10,726	$11,293	$11,470	$11,664
9/23	$10,361	$10,962	$11,154	$11,238
10/23	$10,205	$10,869	$11,086	$11,124
11/23	$10,968	$11,559	$11,715	$11,967
12/23	$11,304	$11,828	$11,987	$12,293
1/24	$11,248	$11,767	$11,927	$12,227
2/24	$11,265	$11,782	$11,933	$12,248
3/24	$11,256	$11,782	$11,922	$12,288
4/24	$11,118	$11,636	$11,762	$12,099
5/24	$11,015	$11,602	$11,623	$12,052
6/24	$11,219	$11,780	$11,798	$12,270
7/24	$11,321	$11,887	$11,893	$12,379
8/24	$11,441	$11,981	$12,001	$12,428
9/24	$11,581	$12,099	$12,110	$12,569
10/24	$11,365	$11,923	$11,909	$12,355
11/24	$11,561	$12,129	$12,089	$12,606
12/24	$11,400	$11,952	$11,948	$12,390
1/25	$11,475	$12,012	$12,046	$12,472
2/25	$11,616	$12,131	$12,189	$12,620
3/25	$11,389	$11,926	$11,979	$12,316
4/25	$11,350	$11,830	$11,891	$12,215
5/25	$11,379	$11,837	$11,968	$12,203
6/25	$11,493	$11,911	$12,072	$12,267
7/25	$11,493	$11,887	$12,085	$12,194
8/25	$11,618	$11,990	$12,195	$12,312
9/25	$11,849	$12,268	$12,438	$12,688
10/25	$11,994	$12,420	$12,590	$12,966
11/25	$12,024	$12,449	$12,624	$13,013
12/25	$12,053	$12,460	$12,655	$13,048
1/26	$12,171	$12,577	$12,803	$13,217

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.06%	1.29%	2.32%
Class A with 3.25% Maximum Sales Charge	2.60%	0.63%	1.98%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg 10 Year Municipal Bond Index	6.28%	1.16%	2.50%
Bloomberg 15 Year Municipal Bond Index	5.97%	1.11%	2.83%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$824,790,593
# of Portfolio Holdings	453
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$2,220,474

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Bond Bank	3.2%
Hospital	3.5%
Education	3.7%
Lease Rev./Cert. of Participation	3.8%
Water and Sewer	4.4%
Transportation	5.3%
Special Tax Revenue	5.6%
Housing	9.6%
Other Revenue	9.6%
General Obligations	45.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
34.3%
AA
48.6%
A
13.5%
BBB
2.9%
Not Rated
0.7%

Table Summary
Value	Value
Not Rated	0.7%
BBB	2.9%
A	13.5%
AA	48.6%
AAA	34.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EALTX-TSR-AR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class C ECLTX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.40%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 10 Year Municipal Bond Index (the Index):

↓ Out-of-Index exposures to bonds with 1–7 years and 12–15+ years remaining to maturity detracted from performance as the yield-curve steepened more in the longer maturity segment during the period. The net result of the yield-curve positioning was negative relative to the index

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and prepaid gas revenue bond sectors contributed to performance

↑ Relative-value trading contributed to index relative returns by taking advantage of price and rate differences among similar securities

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg 10 Year Municipal Bond Index	Bloomberg 15 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000	$10,000
2/16	$9,992	$10,016	$10,009	$9,999
3/16	$10,046	$10,047	$10,039	$10,060
4/16	$10,133	$10,121	$10,120	$10,149
5/16	$10,137	$10,149	$10,122	$10,187
6/16	$10,347	$10,310	$10,292	$10,390
7/16	$10,319	$10,316	$10,300	$10,379
8/16	$10,331	$10,330	$10,310	$10,401
9/16	$10,279	$10,279	$10,280	$10,345
10/16	$10,136	$10,171	$10,156	$10,189
11/16	$9,616	$9,792	$9,700	$9,712
12/16	$9,771	$9,907	$9,840	$9,883
1/17	$9,804	$9,972	$9,913	$9,933
2/17	$9,871	$10,041	$9,982	$10,002
3/17	$9,905	$10,063	$10,015	$10,033
4/17	$10,005	$10,136	$10,111	$10,127
5/17	$10,187	$10,297	$10,292	$10,329
6/17	$10,137	$10,260	$10,251	$10,278
7/17	$10,202	$10,343	$10,346	$10,369
8/17	$10,284	$10,422	$10,420	$10,468
9/17	$10,217	$10,369	$10,360	$10,435
10/17	$10,224	$10,394	$10,382	$10,473
11/17	$10,150	$10,338	$10,290	$10,421
12/17	$10,257	$10,446	$10,414	$10,569
1/18	$10,074	$10,323	$10,254	$10,381
2/18	$10,017	$10,293	$10,210	$10,343
3/18	$10,050	$10,331	$10,246	$10,408
4/18	$10,010	$10,294	$10,223	$10,383
5/18	$10,111	$10,412	$10,331	$10,511
6/18	$10,095	$10,420	$10,338	$10,508
7/18	$10,112	$10,446	$10,378	$10,532
8/18	$10,121	$10,473	$10,410	$10,581
9/18	$10,055	$10,405	$10,345	$10,503
10/18	$9,988	$10,341	$10,285	$10,412
11/18	$10,083	$10,455	$10,419	$10,563
12/18	$10,202	$10,580	$10,561	$10,715
1/19	$10,287	$10,660	$10,675	$10,804
2/19	$10,333	$10,717	$10,734	$10,867
3/19	$10,453	$10,887	$10,893	$11,084
4/19	$10,481	$10,928	$10,922	$11,135
5/19	$10,618	$11,078	$11,086	$11,312
6/19	$10,654	$11,119	$11,127	$11,354
7/19	$10,723	$11,209	$11,223	$11,461
8/19	$10,851	$11,386	$11,396	$11,703
9/19	$10,759	$11,294	$11,285	$11,591
10/19	$10,760	$11,315	$11,302	$11,599
11/19	$10,770	$11,343	$11,330	$11,628
12/19	$10,796	$11,378	$11,374	$11,669
1/20	$10,975	$11,582	$11,594	$11,936
2/20	$11,104	$11,731	$11,731	$12,131
3/20	$10,729	$11,306	$11,329	$11,630
4/20	$10,577	$11,164	$11,214	$11,412
5/20	$10,919	$11,519	$11,580	$11,822
6/20	$11,013	$11,614	$11,655	$11,943
7/20	$11,176	$11,809	$11,863	$12,191
8/20	$11,140	$11,754	$11,799	$12,101
9/20	$11,115	$11,757	$11,803	$12,106
10/20	$11,087	$11,721	$11,766	$12,063
11/20	$11,233	$11,898	$11,941	$12,312
12/20	$11,300	$11,971	$12,014	$12,407
1/21	$11,366	$12,047	$12,083	$12,504
2/21	$11,184	$11,855	$11,878	$12,255
3/21	$11,224	$11,929	$11,946	$12,340
4/21	$11,316	$12,029	$12,039	$12,476
5/21	$11,348	$12,065	$12,059	$12,523
6/21	$11,354	$12,098	$12,082	$12,560
7/21	$11,437	$12,198	$12,196	$12,691
8/21	$11,383	$12,153	$12,164	$12,634
9/21	$11,277	$12,065	$12,063	$12,518
10/21	$11,239	$12,030	$12,016	$12,475
11/21	$11,306	$12,133	$12,102	$12,622
12/21	$11,303	$12,152	$12,129	$12,644
1/22	$10,972	$11,820	$11,779	$12,245
2/22	$10,911	$11,777	$11,741	$12,204
3/22	$10,554	$11,395	$11,374	$11,739
4/22	$10,259	$11,080	$11,072	$11,349
5/22	$10,380	$11,245	$11,249	$11,515
6/22	$10,224	$11,061	$11,128	$11,285
7/22	$10,485	$11,353	$11,454	$11,652
8/22	$10,279	$11,104	$11,244	$11,383
9/22	$9,925	$10,678	$10,845	$10,888
10/22	$9,843	$10,589	$10,787	$10,803
11/22	$10,364	$11,084	$11,238	$11,395
12/22	$10,371	$11,116	$11,332	$11,448
1/23	$10,685	$11,435	$11,637	$11,800
2/23	$10,459	$11,177	$11,405	$11,529
3/23	$10,660	$11,425	$11,644	$11,809
4/23	$10,651	$11,399	$11,618	$11,804
5/23	$10,535	$11,300	$11,490	$11,688
6/23	$10,606	$11,413	$11,576	$11,807
7/23	$10,632	$11,458	$11,628	$11,872
8/23	$10,482	$11,293	$11,470	$11,664
9/23	$10,110	$10,962	$11,154	$11,238
10/23	$9,950	$10,869	$11,086	$11,124
11/23	$10,689	$11,559	$11,715	$11,967
12/23	$11,010	$11,828	$11,987	$12,293
1/24	$10,957	$11,767	$11,927	$12,227
2/24	$10,959	$11,782	$11,933	$12,248
3/24	$10,942	$11,782	$11,922	$12,288
4/24	$10,801	$11,636	$11,762	$12,099
5/24	$10,695	$11,602	$11,623	$12,052
6/24	$10,886	$11,780	$11,798	$12,270
7/24	$10,978	$11,887	$11,893	$12,379
8/24	$11,087	$11,981	$12,001	$12,428
9/24	$11,225	$12,099	$12,110	$12,569
10/24	$11,000	$11,923	$11,909	$12,355
11/24	$11,183	$12,129	$12,089	$12,606
12/24	$11,020	$11,952	$11,948	$12,390
1/25	$11,085	$12,012	$12,046	$12,472
2/25	$11,216	$12,131	$12,189	$12,620
3/25	$10,988	$11,926	$11,979	$12,316
4/25	$10,945	$11,830	$11,891	$12,215
5/25	$10,974	$11,837	$11,968	$12,203
6/25	$11,069	$11,911	$12,072	$12,267
7/25	$11,062	$11,887	$12,085	$12,194
8/25	$11,175	$11,990	$12,195	$12,312
9/25	$11,391	$12,268	$12,438	$12,688
10/25	$11,523	$12,420	$12,590	$12,966
11/25	$11,544	$12,449	$12,624	$13,013
12/25	$11,574	$12,460	$12,655	$13,048
1/26	$11,855	$12,577	$12,803	$13,217

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.35%	0.54%	1.72%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.35%	0.54%	1.72%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg 10 Year Municipal Bond Index	6.28%	1.16%	2.50%
Bloomberg 15 Year Municipal Bond Index	5.97%	1.11%	2.83%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$824,790,593
# of Portfolio Holdings	453
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$2,220,474

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Bond Bank	3.2%
Hospital	3.5%
Education	3.7%
Lease Rev./Cert. of Participation	3.8%
Water and Sewer	4.4%
Transportation	5.3%
Special Tax Revenue	5.6%
Housing	9.6%
Other Revenue	9.6%
General Obligations	45.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
BBB	2.9%
A	13.5%
AA	48.6%
AAA	34.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

ECLTX-TSR-AR

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Class I EILTX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 10 Year Municipal Bond Index (the Index):

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and prepaid gas revenue bond sectors contributed to performance

↑ Relative-value trading contributed to index relative returns by taking advantage of price and rate differences among similar securities

↓ Out-of-Index exposures to bonds with 1–7 years and 12–15+ years remaining to maturity detracted from performance as the yield-curve steepened more in the longer maturity segment during the period. The net result of the yield-curve positioning was negative relative to the index

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg 10 Year Municipal Bond Index	Bloomberg 15 Year Municipal Bond Index
1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/16	$999,975	$1,001,573	$1,000,935	$999,937
3/16	$1,006,279	$1,004,745	$1,003,894	$1,006,007
4/16	$1,015,837	$1,012,133	$1,011,969	$1,014,898
5/16	$1,017,113	$1,014,871	$1,012,186	$1,018,733
6/16	$1,039,057	$1,031,016	$1,029,243	$1,038,979
7/16	$1,037,135	$1,031,646	$1,029,971	$1,037,892
8/16	$1,039,272	$1,033,038	$1,031,033	$1,040,115
9/16	$1,034,866	$1,027,882	$1,028,041	$1,034,459
10/16	$1,021,314	$1,017,098	$1,015,567	$1,018,926
11/16	$968,876	$979,165	$970,030	$971,211
12/16	$985,387	$990,660	$983,974	$988,305
1/17	$990,340	$997,192	$991,257	$993,299
2/17	$997,109	$1,004,116	$998,242	$1,000,207
3/17	$1,002,165	$1,006,296	$1,001,490	$1,003,336
4/17	$1,013,154	$1,013,597	$1,011,066	$1,012,676
5/17	$1,032,426	$1,029,684	$1,029,182	$1,032,941
6/17	$1,027,358	$1,025,991	$1,025,061	$1,027,775
7/17	$1,034,837	$1,034,292	$1,034,601	$1,036,905
8/17	$1,044,891	$1,042,163	$1,041,971	$1,046,843
9/17	$1,038,130	$1,036,864	$1,035,962	$1,043,496
10/17	$1,039,752	$1,039,395	$1,038,216	$1,047,276
11/17	$1,032,999	$1,033,830	$1,029,006	$1,042,145
12/17	$1,045,645	$1,044,635	$1,041,365	$1,056,910
1/18	$1,027,848	$1,032,337	$1,025,412	$1,038,093
2/18	$1,022,814	$1,029,252	$1,021,010	$1,034,342
3/18	$1,027,073	$1,033,051	$1,024,593	$1,040,817
4/18	$1,022,960	$1,029,365	$1,022,294	$1,038,326
5/18	$1,034,163	$1,041,152	$1,033,122	$1,051,093
6/18	$1,033,416	$1,042,041	$1,033,843	$1,050,837
7/18	$1,036,887	$1,044,569	$1,037,757	$1,053,163
8/18	$1,038,651	$1,047,252	$1,040,979	$1,058,065
9/18	$1,031,896	$1,040,472	$1,034,478	$1,050,335
10/18	$1,026,760	$1,034,065	$1,028,522	$1,041,186
11/18	$1,037,318	$1,045,510	$1,041,853	$1,056,261
12/18	$1,049,609	$1,058,028	$1,056,052	$1,071,532
1/19	$1,059,320	$1,066,026	$1,067,532	$1,080,371
2/19	$1,065,675	$1,071,734	$1,073,412	$1,086,670
3/19	$1,078,957	$1,088,675	$1,089,327	$1,108,420
4/19	$1,082,749	$1,092,767	$1,092,212	$1,113,540
5/19	$1,097,839	$1,107,832	$1,108,619	$1,131,185
6/19	$1,102,489	$1,111,923	$1,112,705	$1,135,427
7/19	$1,110,550	$1,120,884	$1,122,341	$1,146,068
8/19	$1,124,733	$1,138,564	$1,139,627	$1,170,335
9/19	$1,116,170	$1,129,438	$1,128,503	$1,159,082
10/19	$1,117,204	$1,131,462	$1,130,160	$1,159,910
11/19	$1,119,103	$1,134,291	$1,132,973	$1,162,765
12/19	$1,122,753	$1,137,754	$1,137,388	$1,166,893
1/20	$1,142,319	$1,158,196	$1,159,411	$1,193,563
2/20	$1,155,772	$1,173,131	$1,173,106	$1,213,097
3/20	$1,117,694	$1,130,579	$1,132,877	$1,163,019
4/20	$1,102,807	$1,116,390	$1,121,358	$1,141,199
5/20	$1,139,390	$1,151,904	$1,158,038	$1,182,165
6/20	$1,151,090	$1,161,384	$1,165,482	$1,194,291
7/20	$1,169,015	$1,180,945	$1,186,278	$1,219,126
8/20	$1,165,441	$1,175,404	$1,179,860	$1,210,107
9/20	$1,164,572	$1,175,653	$1,180,304	$1,210,572
10/20	$1,161,811	$1,172,121	$1,176,607	$1,206,349
11/20	$1,178,913	$1,189,810	$1,194,080	$1,231,176
12/20	$1,186,937	$1,197,058	$1,201,361	$1,240,663
1/21	$1,194,900	$1,204,686	$1,208,255	$1,250,385
2/21	$1,176,733	$1,185,545	$1,187,846	$1,225,537
3/21	$1,181,897	$1,192,856	$1,194,555	$1,234,026
4/21	$1,192,608	$1,202,862	$1,203,935	$1,247,551
5/21	$1,196,941	$1,206,450	$1,205,934	$1,252,326
6/21	$1,198,601	$1,209,763	$1,208,189	$1,256,004
7/21	$1,207,486	$1,219,797	$1,219,619	$1,269,141
8/21	$1,203,654	$1,215,320	$1,216,412	$1,263,410
9/21	$1,193,439	$1,206,549	$1,206,334	$1,251,801
10/21	$1,189,568	$1,203,021	$1,201,604	$1,247,521
11/21	$1,198,570	$1,213,263	$1,210,192	$1,262,207
12/21	$1,199,262	$1,215,220	$1,212,909	$1,264,383
1/22	$1,165,118	$1,181,956	$1,177,854	$1,224,542
2/22	$1,159,576	$1,177,721	$1,174,143	$1,220,448
3/22	$1,121,691	$1,139,543	$1,137,367	$1,173,862
4/22	$1,092,111	$1,108,024	$1,107,167	$1,134,920
5/22	$1,104,926	$1,124,484	$1,124,947	$1,151,522
6/22	$1,090,192	$1,106,067	$1,112,763	$1,128,545
7/22	$1,118,036	$1,135,291	$1,145,374	$1,165,229
8/22	$1,096,921	$1,110,409	$1,124,431	$1,138,286
9/22	$1,060,976	$1,067,791	$1,084,454	$1,088,846
10/22	$1,053,127	$1,058,911	$1,078,721	$1,080,251
11/22	$1,108,857	$1,108,440	$1,123,755	$1,139,481
12/22	$1,111,483	$1,111,613	$1,133,161	$1,144,818
1/23	$1,146,065	$1,143,544	$1,163,742	$1,179,988
2/23	$1,121,714	$1,117,686	$1,140,510	$1,152,898
3/23	$1,145,243	$1,142,485	$1,164,418	$1,180,886
4/23	$1,145,210	$1,139,875	$1,161,788	$1,180,371
5/23	$1,132,749	$1,129,998	$1,148,968	$1,168,808
6/23	$1,142,233	$1,141,317	$1,157,604	$1,180,687
7/23	$1,146,010	$1,145,832	$1,162,828	$1,187,234
8/23	$1,129,832	$1,129,336	$1,146,988	$1,166,366
9/23	$1,091,609	$1,096,237	$1,115,375	$1,123,820
10/23	$1,075,319	$1,086,908	$1,108,639	$1,112,419
11/23	$1,156,079	$1,155,907	$1,171,528	$1,196,653
12/23	$1,191,731	$1,182,772	$1,198,697	$1,229,343
1/24	$1,186,033	$1,176,731	$1,192,717	$1,222,678
2/24	$1,188,150	$1,178,243	$1,193,298	$1,224,841
3/24	$1,187,390	$1,178,205	$1,192,196	$1,228,761
4/24	$1,173,026	$1,163,614	$1,176,162	$1,209,918
5/24	$1,162,467	$1,160,200	$1,162,292	$1,205,188
6/24	$1,184,250	$1,177,984	$1,179,824	$1,226,973
7/24	$1,195,234	$1,188,721	$1,189,303	$1,237,869
8/24	$1,208,183	$1,198,096	$1,200,096	$1,242,754
9/24	$1,223,214	$1,209,937	$1,210,957	$1,256,873
10/24	$1,200,625	$1,192,295	$1,190,919	$1,235,528
11/24	$1,221,626	$1,212,891	$1,208,947	$1,260,616
12/24	$1,204,886	$1,195,233	$1,194,774	$1,238,994
1/25	$1,213,007	$1,201,223	$1,204,570	$1,247,214
2/25	$1,228,228	$1,213,133	$1,218,870	$1,262,043
3/25	$1,204,363	$1,192,574	$1,197,868	$1,231,564
4/25	$1,200,575	$1,182,966	$1,189,113	$1,221,452
5/25	$1,203,803	$1,183,725	$1,196,764	$1,220,338
6/25	$1,216,194	$1,191,095	$1,207,202	$1,226,745
7/25	$1,216,450	$1,188,689	$1,208,508	$1,219,430
8/25	$1,229,939	$1,199,021	$1,219,511	$1,231,214
9/25	$1,254,706	$1,226,788	$1,243,784	$1,268,774
10/25	$1,270,304	$1,242,003	$1,258,992	$1,296,593
11/25	$1,273,701	$1,244,852	$1,262,350	$1,301,346
12/25	$1,277,076	$1,245,973	$1,265,487	$1,304,774
1/26	$1,289,749	$1,257,666	$1,280,253	$1,321,690

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.33%	1.54%	2.57%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg 10 Year Municipal Bond Index	6.28%	1.16%	2.50%
Bloomberg 15 Year Municipal Bond Index	5.97%	1.11%	2.83%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$824,790,593
# of Portfolio Holdings	453
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$2,220,474

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Bond Bank	3.2%
Hospital	3.5%
Education	3.7%
Lease Rev./Cert. of Participation	3.8%
Water and Sewer	4.4%
Transportation	5.3%
Special Tax Revenue	5.6%
Housing	9.6%
Other Revenue	9.6%
General Obligations	45.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	0.7%
BBB	2.9%
A	13.5%
AA	48.6%
AAA	34.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EILTX-TSR-AR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class A EITAX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.83%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the Index):

↓ An overweight exposure to bonds with 15 years or more remaining to maturity detracted from Index-relative performance as longer dated securities underperformed amid yield curve steepening during the period

↑ An out‑of‑Index allocation to U.S. Treasuries contributed to Index‑relative returns as they outperformed tax‑exempt municipal bonds early in the period

↑ Relative value trading activity added value, with the portfolio benefiting from opportunities created by pricing and yield discrepancies among similar securities

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and the prepaid gas revenue bond sector helped Index-relative performance

↑ An overweight exposure to A-rated bonds contributed to returns as lower credit quality municipal bonds outperformed higher rated bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	Bloomberg 7 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000	$10,000
2/16	$9,673	$10,016	$10,012	$10,020
3/16	$9,725	$10,047	$10,024	$10,007
4/16	$9,800	$10,121	$10,100	$10,074
5/16	$9,812	$10,149	$10,098	$10,061
6/16	$9,974	$10,310	$10,254	$10,177
7/16	$9,955	$10,316	$10,263	$10,202
8/16	$9,975	$10,330	$10,262	$10,198
9/16	$9,925	$10,279	$10,219	$10,184
10/16	$9,820	$10,171	$10,107	$10,106
11/16	$9,400	$9,792	$9,697	$9,734
12/16	$9,522	$9,907	$9,827	$9,810
1/17	$9,550	$9,972	$9,895	$9,903
2/17	$9,613	$10,041	$9,960	$9,984
3/17	$9,635	$10,063	$9,982	$10,001
4/17	$9,721	$10,136	$10,071	$10,095
5/17	$9,879	$10,297	$10,237	$10,240
6/17	$9,831	$10,260	$10,188	$10,194
7/17	$9,902	$10,343	$10,270	$10,283
8/17	$9,981	$10,422	$10,338	$10,354
9/17	$9,916	$10,369	$10,271	$10,273
10/17	$9,923	$10,394	$10,288	$10,280
11/17	$9,850	$10,338	$10,196	$10,167
12/17	$9,945	$10,446	$10,307	$10,251
1/18	$9,800	$10,323	$10,172	$10,163
2/18	$9,752	$10,293	$10,132	$10,116
3/18	$9,775	$10,331	$10,164	$10,127
4/18	$9,735	$10,294	$10,129	$10,089
5/18	$9,848	$10,412	$10,238	$10,200
6/18	$9,839	$10,420	$10,248	$10,225
7/18	$9,863	$10,446	$10,277	$10,266
8/18	$9,861	$10,473	$10,295	$10,272
9/18	$9,812	$10,405	$10,225	$10,214
10/18	$9,755	$10,341	$10,168	$10,184
11/18	$9,853	$10,455	$10,297	$10,295
12/18	$9,952	$10,580	$10,433	$10,420
1/19	$10,033	$10,660	$10,536	$10,538
2/19	$10,076	$10,717	$10,593	$10,597
3/19	$10,191	$10,887	$10,736	$10,701
4/19	$10,224	$10,928	$10,759	$10,714
5/19	$10,348	$11,078	$10,905	$10,862
6/19	$10,380	$11,119	$10,946	$10,910
7/19	$10,463	$11,209	$11,048	$11,007
8/19	$10,586	$11,386	$11,201	$11,123
9/19	$10,518	$11,294	$11,089	$11,018
10/19	$10,525	$11,315	$11,112	$11,054
11/19	$10,539	$11,343	$11,136	$11,081
12/19	$10,560	$11,378	$11,174	$11,123
1/20	$10,751	$11,582	$11,380	$11,307
2/20	$10,899	$11,731	$11,502	$11,403
3/20	$10,560	$11,306	$11,204	$11,012
4/20	$10,499	$11,164	$11,125	$10,966
5/20	$10,859	$11,519	$11,525	$11,310
6/20	$10,932	$11,614	$11,542	$11,376
7/20	$11,088	$11,809	$11,719	$11,552
8/20	$11,044	$11,754	$11,645	$11,530
9/20	$11,031	$11,757	$11,654	$11,544
10/20	$10,992	$11,721	$11,609	$11,515
11/20	$11,149	$11,898	$11,771	$11,634
12/20	$11,197	$11,971	$11,811	$11,691
1/21	$11,233	$12,047	$11,850	$11,741
2/21	$11,063	$11,855	$11,636	$11,570
3/21	$11,064	$11,929	$11,697	$11,628
4/21	$11,143	$12,029	$11,787	$11,699
5/21	$11,170	$12,065	$11,803	$11,704
6/21	$11,197	$12,098	$11,815	$11,712
7/21	$11,284	$12,198	$11,923	$11,808
8/21	$11,250	$12,153	$11,884	$11,790
9/21	$11,139	$12,065	$11,783	$11,708
10/21	$11,113	$12,030	$11,745	$11,661
11/21	$11,184	$12,133	$11,835	$11,707
12/21	$11,182	$12,152	$11,856	$11,733
1/22	$10,887	$11,820	$11,502	$11,414
2/22	$10,829	$11,777	$11,470	$11,376
3/22	$10,516	$11,395	$11,094	$11,064
4/22	$10,255	$11,080	$10,796	$10,827
5/22	$10,416	$11,245	$10,991	$10,996
6/22	$10,230	$11,061	$10,859	$10,933
7/22	$10,492	$11,353	$11,165	$11,196
8/22	$10,289	$11,104	$10,924	$11,000
9/22	$9,973	$10,678	$10,527	$10,642
10/22	$9,880	$10,589	$10,488	$10,598
11/22	$10,426	$11,084	$10,941	$10,960
12/22	$10,415	$11,116	$11,000	$11,033
1/23	$10,751	$11,435	$11,307	$11,298
2/23	$10,529	$11,177	$11,035	$11,065
3/23	$10,761	$11,425	$11,300	$11,286
4/23	$10,788	$11,399	$11,253	$11,248
5/23	$10,716	$11,300	$11,111	$11,120
6/23	$10,770	$11,413	$11,206	$11,199
7/23	$10,770	$11,458	$11,244	$11,245
8/23	$10,617	$11,293	$11,077	$11,127
9/23	$10,229	$10,962	$10,745	$10,879
10/23	$10,067	$10,869	$10,687	$10,833
11/23	$10,832	$11,559	$11,349	$11,356
12/23	$11,160	$11,828	$11,626	$11,583
1/24	$11,087	$11,767	$11,551	$11,536
2/24	$11,079	$11,782	$11,552	$11,541
3/24	$11,069	$11,782	$11,533	$11,528
4/24	$10,913	$11,636	$11,367	$11,397
5/24	$10,895	$11,602	$11,262	$11,289
6/24	$11,073	$11,780	$11,440	$11,430
7/24	$11,194	$11,887	$11,548	$11,550
8/24	$11,288	$11,981	$11,657	$11,700
9/24	$11,439	$12,099	$11,767	$11,796
10/24	$11,205	$11,923	$11,563	$11,631
11/24	$11,394	$12,129	$11,744	$11,757
12/24	$11,215	$11,952	$11,589	$11,643
1/25	$11,263	$12,012	$11,664	$11,733
2/25	$11,415	$12,131	$11,793	$11,855
3/25	$11,228	$11,926	$11,577	$11,730
4/25	$11,165	$11,830	$11,501	$11,651
5/25	$11,156	$11,837	$11,568	$11,767
6/25	$11,244	$11,911	$11,659	$11,880
7/25	$11,217	$11,887	$11,676	$11,948
8/25	$11,314	$11,990	$11,780	$12,063
9/25	$11,576	$12,268	$11,988	$12,206
10/25	$11,723	$12,420	$12,121	$12,258
11/25	$11,744	$12,449	$12,153	$12,278
12/25	$11,765	$12,460	$12,187	$12,307
1/26	$11,853	$12,577	$12,333	$12,439

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	5.26%	1.08%	2.05%
Class A with 3.25% Maximum Sales Charge	1.84%	0.42%	1.71%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	5.74%	0.80%	2.12%
Bloomberg 7 Year Municipal Bond Index	6.02%	1.16%	2.20%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$410,288,634
# of Portfolio Holdings	157
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$2,035,436

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Bond Bank	3.1%
Transportation	3.4%
Lease Rev./Cert. of Participation	4.4%
Electric Utilities	5.2%
Education	7.1%
Housing	8.3%
Other Revenue	10.1%
Water and Sewer	12.0%
Special Tax Revenue	14.2%
General Obligations	26.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	2.0%
A	12.7%
AA	62.4%
AAA	22.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EITAX-TSR-AR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class C EITCX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.58%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the Index):

↓ An overweight exposure to bonds with 15 years or more remaining to maturity detracted from Index-relative performance as longer dated securities underperformed amid yield curve steepening during the period

↑ An out‑of‑Index allocation to U.S. Treasuries contributed to Index‑relative returns as they outperformed tax‑exempt municipal bonds early in the period

↑ Relative value trading activity added value, with the portfolio benefiting from opportunities created by pricing and yield discrepancies among similar securities

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and the prepaid gas revenue bond sector helped Index-relative performance

↑ An overweight exposure to A-rated bonds contributed to returns as lower credit quality municipal bonds outperformed higher rated bonds

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	Bloomberg 7 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000	$10,000
2/16	$9,992	$10,016	$10,012	$10,020
3/16	$10,039	$10,047	$10,024	$10,007
4/16	$10,103	$10,121	$10,100	$10,074
5/16	$10,109	$10,149	$10,098	$10,061
6/16	$10,277	$10,310	$10,254	$10,177
7/16	$10,252	$10,316	$10,263	$10,202
8/16	$10,257	$10,330	$10,262	$10,198
9/16	$10,208	$10,279	$10,219	$10,184
10/16	$10,085	$10,171	$10,107	$10,106
11/16	$9,655	$9,792	$9,697	$9,734
12/16	$9,774	$9,907	$9,827	$9,810
1/17	$9,789	$9,972	$9,895	$9,903
2/17	$9,848	$10,041	$9,960	$9,984
3/17	$9,864	$10,063	$9,982	$10,001
4/17	$9,947	$10,136	$10,071	$10,095
5/17	$10,102	$10,297	$10,237	$10,240
6/17	$10,055	$10,260	$10,188	$10,194
7/17	$10,113	$10,343	$10,270	$10,283
8/17	$10,195	$10,422	$10,338	$10,354
9/17	$10,122	$10,369	$10,271	$10,273
10/17	$10,115	$10,394	$10,288	$10,280
11/17	$10,043	$10,338	$10,196	$10,167
12/17	$10,133	$10,446	$10,307	$10,251
1/18	$9,979	$10,323	$10,172	$10,163
2/18	$9,924	$10,293	$10,132	$10,116
3/18	$9,941	$10,331	$10,164	$10,127
4/18	$9,886	$10,294	$10,129	$10,089
5/18	$9,994	$10,412	$10,238	$10,200
6/18	$9,988	$10,420	$10,248	$10,225
7/18	$10,005	$10,446	$10,277	$10,266
8/18	$9,997	$10,473	$10,295	$10,272
9/18	$9,933	$10,405	$10,225	$10,214
10/18	$9,877	$10,341	$10,168	$10,184
11/18	$9,962	$10,455	$10,297	$10,295
12/18	$10,064	$10,580	$10,433	$10,420
1/19	$10,140	$10,660	$10,536	$10,538
2/19	$10,177	$10,717	$10,593	$10,597
3/19	$10,287	$10,887	$10,736	$10,701
4/19	$10,314	$10,928	$10,759	$10,714
5/19	$10,432	$11,078	$10,905	$10,862
6/19	$10,458	$11,119	$10,946	$10,910
7/19	$10,535	$11,209	$11,048	$11,007
8/19	$10,652	$11,386	$11,201	$11,123
9/19	$10,569	$11,294	$11,089	$11,018
10/19	$10,569	$11,315	$11,112	$11,054
11/19	$10,577	$11,343	$11,136	$11,081
12/19	$10,599	$11,378	$11,174	$11,123
1/20	$10,784	$11,582	$11,380	$11,307
2/20	$10,918	$11,731	$11,502	$11,403
3/20	$10,579	$11,306	$11,204	$11,012
4/20	$10,512	$11,164	$11,125	$10,966
5/20	$10,858	$11,519	$11,525	$11,310
6/20	$10,923	$11,614	$11,542	$11,376
7/20	$11,081	$11,809	$11,719	$11,552
8/20	$11,029	$11,754	$11,645	$11,530
9/20	$11,002	$11,757	$11,654	$11,544
10/20	$10,956	$11,721	$11,609	$11,515
11/20	$11,105	$11,898	$11,771	$11,634
12/20	$11,146	$11,971	$11,811	$11,691
1/21	$11,183	$12,047	$11,850	$11,741
2/21	$10,999	$11,855	$11,636	$11,570
3/21	$10,993	$11,929	$11,697	$11,628
4/21	$11,073	$12,029	$11,787	$11,699
5/21	$11,093	$12,065	$11,803	$11,704
6/21	$11,113	$12,098	$11,815	$11,712
7/21	$11,192	$12,198	$11,923	$11,808
8/21	$11,143	$12,153	$11,884	$11,790
9/21	$11,035	$12,065	$11,783	$11,708
10/21	$10,994	$12,030	$11,745	$11,661
11/21	$11,065	$12,133	$11,835	$11,707
12/21	$11,048	$12,152	$11,856	$11,733
1/22	$10,749	$11,820	$11,502	$11,414
2/22	$10,685	$11,777	$11,470	$11,376
3/22	$10,370	$11,395	$11,094	$11,064
4/22	$10,106	$11,080	$10,796	$10,827
5/22	$10,258	$11,245	$10,991	$10,996
6/22	$10,077	$11,061	$10,859	$10,933
7/22	$10,320	$11,353	$11,165	$11,196
8/22	$10,114	$11,104	$10,924	$11,000
9/22	$9,806	$10,678	$10,527	$10,642
10/22	$9,708	$10,589	$10,488	$10,598
11/22	$10,229	$11,084	$10,941	$10,960
12/22	$10,212	$11,116	$11,000	$11,033
1/23	$10,535	$11,435	$11,307	$11,298
2/23	$10,320	$11,177	$11,035	$11,065
3/23	$10,532	$11,425	$11,300	$11,286
4/23	$10,560	$11,399	$11,253	$11,248
5/23	$10,475	$11,300	$11,111	$11,120
6/23	$10,521	$11,413	$11,206	$11,199
7/23	$10,523	$11,458	$11,244	$11,245
8/23	$10,358	$11,293	$11,077	$11,127
9/23	$9,982	$10,962	$10,745	$10,879
10/23	$9,817	$10,869	$10,687	$10,833
11/23	$10,548	$11,559	$11,349	$11,356
12/23	$10,870	$11,828	$11,626	$11,583
1/24	$10,792	$11,767	$11,551	$11,536
2/24	$10,768	$11,782	$11,552	$11,541
3/24	$10,753	$11,782	$11,533	$11,528
4/24	$10,603	$11,636	$11,367	$11,397
5/24	$10,570	$11,602	$11,262	$11,289
6/24	$10,736	$11,780	$11,440	$11,430
7/24	$10,847	$11,887	$11,548	$11,550
8/24	$10,940	$11,981	$11,657	$11,700
9/24	$11,070	$12,099	$11,767	$11,796
10/24	$10,837	$11,923	$11,563	$11,631
11/24	$11,013	$12,129	$11,744	$11,757
12/24	$10,833	$11,952	$11,589	$11,643
1/25	$10,881	$12,012	$11,664	$11,733
2/25	$11,022	$12,131	$11,793	$11,855
3/25	$10,825	$11,926	$11,577	$11,730
4/25	$10,766	$11,830	$11,501	$11,651
5/25	$10,742	$11,837	$11,568	$11,767
6/25	$10,820	$11,911	$11,659	$11,880
7/25	$10,796	$11,887	$11,676	$11,948
8/25	$10,874	$11,990	$11,780	$12,063
9/25	$11,128	$12,268	$11,988	$12,206
10/25	$11,253	$12,420	$12,121	$12,258
11/25	$11,276	$12,449	$12,153	$12,278
12/25	$11,279	$12,460	$12,187	$12,307
1/26	$11,539	$12,577	$12,333	$12,439

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.47%	0.33%	1.44%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.47%	0.33%	1.44%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	5.74%	0.80%	2.12%
Bloomberg 7 Year Municipal Bond Index	6.02%	1.16%	2.20%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$410,288,634
# of Portfolio Holdings	157
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$2,035,436

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Bond Bank	3.1%
Transportation	3.4%
Lease Rev./Cert. of Participation	4.4%
Electric Utilities	5.2%
Education	7.1%
Housing	8.3%
Other Revenue	10.1%
Water and Sewer	12.0%
Special Tax Revenue	14.2%
General Obligations	26.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	2.0%
A	12.7%
AA	62.4%
AAA	22.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EITCX-TSR-AR

Parametric TABS Intermediate-Term Municipal Bond Fund

Class I ETIIX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric TABS Intermediate-Term Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.58%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the Index):

↓ An overweight exposure to bonds with 15 years or more remaining to maturity detracted from Index-relative performance as longer dated securities underperformed amid yield curve steepening during the period

↑ An out‑of‑Index allocation to U.S. Treasuries contributed to Index‑relative returns as they outperformed tax‑exempt municipal bonds early in the period

↑ Relative value trading activity added value, with the portfolio benefiting from opportunities created by pricing and yield discrepancies among similar securities

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and the prepaid gas revenue bond sector helped Index-relative performance

↑ An overweight exposure to A-rated bonds contributed to returns as lower credit quality municipal bonds outperformed higher rated bonds

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	Bloomberg 7 Year Municipal Bond Index
1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/16	$1,000,044	$1,001,573	$1,001,197	$1,002,026
3/16	$1,005,581	$1,004,745	$1,002,436	$1,000,689
4/16	$1,013,541	$1,012,133	$1,009,975	$1,007,393
5/16	$1,014,998	$1,014,871	$1,009,773	$1,006,073
6/16	$1,032,769	$1,031,016	$1,025,413	$1,017,672
7/16	$1,031,061	$1,031,646	$1,026,278	$1,020,176
8/16	$1,032,507	$1,033,038	$1,026,185	$1,019,824
9/16	$1,027,540	$1,027,882	$1,021,885	$1,018,361
10/16	$1,016,835	$1,017,098	$1,010,719	$1,010,591
11/16	$974,426	$979,165	$969,669	$973,382
12/16	$986,424	$990,660	$982,732	$981,005
1/17	$989,583	$997,192	$989,467	$990,349
2/17	$996,288	$1,004,116	$996,020	$998,409
3/17	$998,778	$1,006,296	$998,162	$1,000,121
4/17	$1,007,941	$1,013,597	$1,007,128	$1,009,450
5/17	$1,024,520	$1,029,684	$1,023,690	$1,024,006
6/17	$1,019,727	$1,025,991	$1,018,828	$1,019,423
7/17	$1,027,307	$1,034,292	$1,026,987	$1,028,285
8/17	$1,035,659	$1,042,163	$1,033,752	$1,035,409
9/17	$1,029,156	$1,036,864	$1,027,083	$1,027,324
10/17	$1,030,126	$1,039,395	$1,028,836	$1,028,030
11/17	$1,022,796	$1,033,830	$1,019,621	$1,016,690
12/17	$1,032,883	$1,044,635	$1,030,686	$1,025,064
1/18	$1,018,032	$1,032,337	$1,017,208	$1,016,250
2/18	$1,014,077	$1,029,252	$1,013,214	$1,011,589
3/18	$1,015,862	$1,033,051	$1,016,390	$1,012,726
4/18	$1,011,878	$1,029,365	$1,012,938	$1,008,887
5/18	$1,023,792	$1,041,152	$1,023,785	$1,020,002
6/18	$1,023,144	$1,042,041	$1,024,793	$1,022,515
7/18	$1,025,795	$1,044,569	$1,027,685	$1,026,638
8/18	$1,025,880	$1,047,252	$1,029,517	$1,027,246
9/18	$1,021,002	$1,040,472	$1,022,498	$1,021,378
10/18	$1,016,072	$1,034,065	$1,016,822	$1,018,354
11/18	$1,025,693	$1,045,510	$1,029,654	$1,029,534
12/18	$1,036,133	$1,058,028	$1,043,251	$1,042,030
1/19	$1,044,836	$1,066,026	$1,053,578	$1,053,828
2/19	$1,050,316	$1,071,734	$1,059,251	$1,059,728
3/19	$1,062,501	$1,088,675	$1,073,649	$1,070,050
4/19	$1,065,342	$1,092,767	$1,075,948	$1,071,384
5/19	$1,078,429	$1,107,832	$1,090,537	$1,086,211
6/19	$1,082,918	$1,111,923	$1,094,631	$1,091,024
7/19	$1,090,862	$1,120,884	$1,104,754	$1,100,735
8/19	$1,103,917	$1,138,564	$1,120,108	$1,112,278
9/19	$1,097,090	$1,129,438	$1,108,920	$1,101,760
10/19	$1,098,028	$1,131,462	$1,111,195	$1,105,421
11/19	$1,099,770	$1,134,291	$1,113,590	$1,108,116
12/19	$1,102,158	$1,137,754	$1,117,366	$1,112,278
1/20	$1,122,277	$1,158,196	$1,138,001	$1,130,675
2/20	$1,137,988	$1,173,131	$1,150,225	$1,140,289
3/20	$1,103,680	$1,130,579	$1,120,426	$1,101,199
4/20	$1,096,733	$1,116,390	$1,112,489	$1,096,625
5/20	$1,134,545	$1,151,904	$1,152,533	$1,131,020
6/20	$1,142,328	$1,161,384	$1,154,210	$1,137,647
7/20	$1,158,927	$1,180,945	$1,171,881	$1,155,210
8/20	$1,155,403	$1,175,404	$1,164,502	$1,153,040
9/20	$1,153,447	$1,175,653	$1,165,351	$1,154,392
10/20	$1,149,621	$1,172,121	$1,160,850	$1,151,519
11/20	$1,166,248	$1,189,810	$1,177,057	$1,163,415
12/20	$1,171,481	$1,197,058	$1,181,092	$1,169,092
1/21	$1,176,408	$1,204,686	$1,185,015	$1,174,136
2/21	$1,157,959	$1,185,545	$1,163,567	$1,156,963
3/21	$1,158,309	$1,192,856	$1,169,737	$1,162,799
4/21	$1,166,818	$1,202,862	$1,178,680	$1,169,889
5/21	$1,170,826	$1,206,450	$1,180,298	$1,170,439
6/21	$1,173,899	$1,209,763	$1,181,548	$1,171,169
7/21	$1,183,258	$1,219,797	$1,192,286	$1,180,759
8/21	$1,179,056	$1,215,320	$1,188,390	$1,179,026
9/21	$1,168,547	$1,206,549	$1,178,311	$1,170,816
10/21	$1,165,211	$1,203,021	$1,174,452	$1,166,055
11/21	$1,172,834	$1,213,263	$1,183,450	$1,170,669
12/21	$1,172,926	$1,215,220	$1,185,595	$1,173,291
1/22	$1,142,247	$1,181,956	$1,150,214	$1,141,361
2/22	$1,136,341	$1,177,721	$1,147,039	$1,137,586
3/22	$1,103,746	$1,139,543	$1,109,378	$1,106,394
4/22	$1,076,668	$1,108,024	$1,079,642	$1,082,707
5/22	$1,093,722	$1,124,484	$1,099,067	$1,099,634
6/22	$1,074,417	$1,106,067	$1,085,872	$1,093,339
7/22	$1,102,137	$1,135,291	$1,116,477	$1,119,649
8/22	$1,081,124	$1,110,409	$1,092,395	$1,100,048
9/22	$1,049,124	$1,067,791	$1,052,732	$1,064,203
10/22	$1,039,571	$1,058,911	$1,048,820	$1,059,816
11/22	$1,096,132	$1,108,440	$1,094,112	$1,096,036
12/22	$1,095,254	$1,111,613	$1,100,000	$1,103,270
1/23	$1,130,766	$1,143,544	$1,130,666	$1,129,848
2/23	$1,107,627	$1,117,686	$1,103,460	$1,106,526
3/23	$1,132,266	$1,142,485	$1,129,998	$1,128,612
4/23	$1,135,344	$1,139,875	$1,125,270	$1,124,768
5/23	$1,128,053	$1,129,998	$1,111,133	$1,111,971
6/23	$1,133,946	$1,141,317	$1,120,598	$1,119,863
7/23	$1,135,131	$1,145,832	$1,124,435	$1,124,481
8/23	$1,118,369	$1,129,336	$1,107,745	$1,112,697
9/23	$1,078,699	$1,096,237	$1,074,470	$1,087,923
10/23	$1,060,877	$1,086,908	$1,068,731	$1,083,319
11/23	$1,141,661	$1,155,907	$1,134,893	$1,135,627
12/23	$1,176,504	$1,182,772	$1,162,561	$1,158,319
1/24	$1,169,082	$1,176,731	$1,155,065	$1,153,635
2/24	$1,168,375	$1,178,243	$1,155,237	$1,154,090
3/24	$1,167,658	$1,178,205	$1,153,318	$1,152,792
4/24	$1,151,426	$1,163,614	$1,136,658	$1,139,689
5/24	$1,149,811	$1,160,200	$1,126,202	$1,128,872
6/24	$1,168,736	$1,177,984	$1,143,973	$1,142,951
7/24	$1,181,833	$1,188,721	$1,154,802	$1,154,963
8/24	$1,192,948	$1,198,096	$1,165,703	$1,169,952
9/24	$1,208,130	$1,209,937	$1,176,715	$1,179,563
10/24	$1,183,739	$1,192,295	$1,156,307	$1,163,114
11/24	$1,203,869	$1,212,891	$1,174,415	$1,175,732
12/24	$1,185,289	$1,195,233	$1,158,872	$1,164,263
1/25	$1,190,584	$1,201,223	$1,166,350	$1,173,267
2/25	$1,206,905	$1,213,133	$1,179,273	$1,185,548
3/25	$1,187,386	$1,192,574	$1,157,654	$1,172,967
4/25	$1,180,904	$1,182,966	$1,150,135	$1,165,100
5/25	$1,180,260	$1,183,725	$1,156,772	$1,176,741
6/25	$1,189,755	$1,191,095	$1,165,928	$1,188,013
7/25	$1,187,157	$1,188,689	$1,167,636	$1,194,810
8/25	$1,197,695	$1,199,021	$1,177,980	$1,206,278
9/25	$1,226,703	$1,226,788	$1,198,764	$1,220,571
10/25	$1,241,498	$1,242,003	$1,212,102	$1,225,805
11/25	$1,245,015	$1,244,852	$1,215,303	$1,227,819
12/25	$1,246,479	$1,245,973	$1,218,691	$1,230,671
1/26	$1,256,272	$1,257,666	$1,233,342	$1,243,926

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.52%	1.32%	2.31%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	5.74%	0.80%	2.12%
Bloomberg 7 Year Municipal Bond Index	6.02%	1.16%	2.20%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$410,288,634
# of Portfolio Holdings	157
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$2,035,436

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.1%
Bond Bank	3.1%
Transportation	3.4%
Lease Rev./Cert. of Participation	4.4%
Electric Utilities	5.2%
Education	7.1%
Housing	8.3%
Other Revenue	10.1%
Water and Sewer	12.0%
Special Tax Revenue	14.2%
General Obligations	26.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	2.0%
A	12.7%
AA	62.4%
AAA	22.9%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

ETIIX-TSR-AR

Parametric TABS Short-Term Municipal Bond Fund

Class A EABSX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasuries contributed to Index-relative returns as they outperformed tax-exempt municipal bonds during much of the period

↑ Relative value trading contributed to Index-relative returns by taking advantage of price and rate differences among similar securities

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ Overweight exposure to A-rated bonds supported returns, as lower credit quality bonds generally outperformed higher credit quality bonds during the period

↓ An out-of-Index allocation to bonds with 7–15 years remaining to maturity detracted from returns as these bonds generally underperformed shorter maturity bonds as the yield curve steepened during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money 1–7 Year Bond Index	Bloomberg 5 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000	$10,000
2/16	$9,694	$10,016	$10,032	$10,038
3/16	$9,676	$10,047	$9,994	$10,000
4/16	$9,705	$10,121	$10,038	$10,049
5/16	$9,678	$10,149	$10,017	$10,028
6/16	$9,762	$10,310	$10,095	$10,116
7/16	$9,780	$10,316	$10,127	$10,154
8/16	$9,771	$10,330	$10,120	$10,154
9/16	$9,735	$10,279	$10,083	$10,114
10/16	$9,689	$10,171	$10,043	$10,069
11/16	$9,461	$9,792	$9,799	$9,799
12/16	$9,505	$9,907	$9,850	$9,848
1/17	$9,561	$9,972	$9,941	$9,951
2/17	$9,620	$10,041	$10,006	$10,032
3/17	$9,612	$10,063	$10,008	$10,035
4/17	$9,669	$10,136	$10,070	$10,104
5/17	$9,745	$10,297	$10,161	$10,204
6/17	$9,710	$10,260	$10,119	$10,160
7/17	$9,749	$10,343	$10,182	$10,235
8/17	$9,796	$10,422	$10,232	$10,300
9/17	$9,734	$10,369	$10,160	$10,229
10/17	$9,726	$10,394	$10,156	$10,226
11/17	$9,654	$10,338	$10,042	$10,111
12/17	$9,701	$10,446	$10,088	$10,157
1/18	$9,629	$10,323	$10,063	$10,133
2/18	$9,604	$10,293	$10,041	$10,103
3/18	$9,606	$10,331	$10,035	$10,100
4/18	$9,570	$10,294	$9,997	$10,061
5/18	$9,638	$10,412	$10,082	$10,160
6/18	$9,650	$10,420	$10,114	$10,187
7/18	$9,671	$10,446	$10,146	$10,228
8/18	$9,664	$10,473	$10,140	$10,224
9/18	$9,620	$10,405	$10,088	$10,167
10/18	$9,594	$10,341	$10,070	$10,148
11/18	$9,664	$10,455	$10,152	$10,229
12/18	$9,743	$10,580	$10,246	$10,328
1/19	$9,822	$10,660	$10,333	$10,422
2/19	$9,845	$10,717	$10,374	$10,473
3/19	$9,904	$10,887	$10,433	$10,546
4/19	$9,917	$10,928	$10,431	$10,549
5/19	$9,997	$11,078	$10,532	$10,662
6/19	$10,019	$11,119	$10,580	$10,721
7/19	$10,080	$11,209	$10,660	$10,810
8/19	$10,150	$11,386	$10,710	$10,872
9/19	$10,086	$11,294	$10,627	$10,779
10/19	$10,098	$11,315	$10,676	$10,834
11/19	$10,101	$11,343	$10,697	$10,857
12/19	$10,132	$11,378	$10,724	$10,891
1/20	$10,269	$11,582	$10,839	$11,023
2/20	$10,348	$11,731	$10,887	$11,089
3/20	$10,298	$11,306	$10,712	$10,777
4/20	$10,298	$11,164	$10,717	$10,765
5/20	$10,557	$11,519	$11,011	$11,071
6/20	$10,564	$11,614	$11,005	$11,128
7/20	$10,656	$11,809	$11,100	$11,258
8/20	$10,628	$11,754	$11,082	$11,253
9/20	$10,633	$11,757	$11,098	$11,271
10/20	$10,617	$11,721	$11,070	$11,248
11/20	$10,670	$11,898	$11,127	$11,318
12/20	$10,707	$11,971	$11,146	$11,358
1/21	$10,732	$12,047	$11,162	$11,396
2/21	$10,629	$11,855	$11,049	$11,273
3/21	$10,623	$11,929	$11,084	$11,323
4/21	$10,668	$12,029	$11,126	$11,374
5/21	$10,673	$12,065	$11,122	$11,375
6/21	$10,688	$12,098	$11,118	$11,378
7/21	$10,753	$12,198	$11,183	$11,452
8/21	$10,726	$12,153	$11,173	$11,445
9/21	$10,660	$12,065	$11,121	$11,393
10/21	$10,635	$12,030	$11,092	$11,359
11/21	$10,680	$12,133	$11,112	$11,382
12/21	$10,671	$12,152	$11,125	$11,397
1/22	$10,476	$11,820	$10,875	$11,121
2/22	$10,423	$11,777	$10,841	$11,077
3/22	$10,167	$11,395	$10,605	$10,816
4/22	$10,003	$11,080	$10,444	$10,638
5/22	$10,120	$11,245	$10,605	$10,803
6/22	$10,039	$11,061	$10,581	$10,770
7/22	$10,231	$11,353	$10,766	$10,966
8/22	$10,054	$11,104	$10,584	$10,780
9/22	$9,827	$10,678	$10,312	$10,478
10/22	$9,793	$10,589	$10,299	$10,455
11/22	$10,107	$11,084	$10,572	$10,749
12/22	$10,137	$11,116	$10,611	$10,797
1/23	$10,350	$11,435	$10,813	$11,015
2/23	$10,200	$11,177	$10,598	$10,801
3/23	$10,364	$11,425	$10,801	$11,006
4/23	$10,366	$11,399	$10,735	$10,956
5/23	$10,296	$11,300	$10,630	$10,850
6/23	$10,319	$11,413	$10,702	$10,926
7/23	$10,321	$11,458	$10,728	$10,960
8/23	$10,272	$11,293	$10,657	$10,886
9/23	$10,038	$10,962	$10,480	$10,704
10/23	$9,979	$10,869	$10,474	$10,688
11/23	$10,408	$11,559	$10,864	$11,093
12/23	$10,620	$11,828	$11,022	$11,263
1/24	$10,571	$11,767	$10,977	$11,227
2/24	$10,565	$11,782	$10,977	$11,234
3/24	$10,559	$11,782	$10,946	$11,221
4/24	$10,458	$11,636	$10,854	$11,129
5/24	$10,442	$11,602	$10,785	$11,057
6/24	$10,563	$11,780	$10,898	$11,173
7/24	$10,686	$11,887	$11,005	$11,288
8/24	$10,798	$11,981	$11,147	$11,433
9/24	$10,905	$12,099	$11,215	$11,513
10/24	$10,751	$11,923	$11,094	$11,394
11/24	$10,853	$12,129	$11,180	$11,479
12/24	$10,761	$11,952	$11,099	$11,394
1/25	$10,822	$12,012	$11,164	$11,467
2/25	$10,935	$12,131	$11,253	$11,566
3/25	$10,849	$11,926	$11,181	$11,498
4/25	$10,826	$11,830	$11,128	$11,439
5/25	$10,862	$11,837	$11,236	$11,548
6/25	$10,954	$11,911	$11,336	$11,653
7/25	$11,006	$11,887	$11,423	$11,752
8/25	$11,109	$11,990	$11,508	$11,851
9/25	$11,249	$12,268	$11,554	$11,908
10/25	$11,321	$12,420	$11,548	$11,906
11/25	$11,339	$12,449	$11,575	$11,933
12/25	$11,367	$12,460	$11,614	$11,967
1/26	$11,448	$12,577	$11,724	$12,084

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	5.79%	1.30%	1.70%
Class A with 3.25% Maximum Sales Charge	2.32%	0.64%	1.36%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Municipal Managed Money 1–7 Year Bond Index	5.02%	0.99%	1.60%
Bloomberg 5 Year Municipal Bond Index	5.38%	1.18%	1.91%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$137,966,674
# of Portfolio Holdings	95
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$436,588

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.0%
Water and Sewer	4.5%
Hospital	5.6%
Special Tax Revenue	8.4%
Other Revenue	13.8%
Housing	17.3%
General Obligations	41.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	4.0%
A	2.2%
AA	54.6%
AAA	39.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EABSX-TSR-AR

Parametric TABS Short-Term Municipal Bond Fund

Class C ECBSX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the Index):

↓ An out-of-Index allocation to bonds with 7–15 years remaining to maturity detracted from returns as these bonds generally underperformed shorter maturity bonds as the yield-curve steepened during the period

↑ An out-of-Index allocation to U.S. Treasuries contributed to Index-relative returns as they outperformed tax-exempt municipal bonds during much of the period

↑ Relative value trading contributed to Index-relative returns by taking advantage of price and rate differences among similar securities

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ Overweight exposure to A-rated bonds supported returns, as lower credit quality bonds generally outperformed higher credit quality bonds during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money 1–7 Year Bond Index	Bloomberg 5 Year Municipal Bond Index
1/16	$10,000	$10,000	$10,000	$10,000
2/16	$10,023	$10,016	$10,032	$10,038
3/16	$9,998	$10,047	$9,994	$10,000
4/16	$10,021	$10,121	$10,038	$10,049
5/16	$9,988	$10,149	$10,017	$10,028
6/16	$10,059	$10,310	$10,095	$10,116
7/16	$10,071	$10,316	$10,127	$10,154
8/16	$10,055	$10,330	$10,120	$10,154
9/16	$10,021	$10,279	$10,083	$10,114
10/16	$9,968	$10,171	$10,043	$10,069
11/16	$9,727	$9,792	$9,799	$9,799
12/16	$9,766	$9,907	$9,850	$9,848
1/17	$9,808	$9,972	$9,941	$9,951
2/17	$9,862	$10,041	$10,006	$10,032
3/17	$9,858	$10,063	$10,008	$10,035
4/17	$9,901	$10,136	$10,070	$10,104
5/17	$9,981	$10,297	$10,161	$10,204
6/17	$9,930	$10,260	$10,119	$10,160
7/17	$9,973	$10,343	$10,182	$10,235
8/17	$10,006	$10,422	$10,232	$10,300
9/17	$9,945	$10,369	$10,160	$10,229
10/17	$9,931	$10,394	$10,156	$10,226
11/17	$9,851	$10,338	$10,042	$10,111
12/17	$9,884	$10,446	$10,088	$10,157
1/18	$9,804	$10,323	$10,063	$10,133
2/18	$9,772	$10,293	$10,041	$10,103
3/18	$9,777	$10,331	$10,035	$10,100
4/18	$9,735	$10,294	$9,997	$10,061
5/18	$9,788	$10,412	$10,082	$10,160
6/18	$9,794	$10,420	$10,114	$10,187
7/18	$9,809	$10,446	$10,146	$10,228
8/18	$9,806	$10,473	$10,140	$10,224
9/18	$9,755	$10,405	$10,088	$10,167
10/18	$9,723	$10,341	$10,070	$10,148
11/18	$9,788	$10,455	$10,152	$10,229
12/18	$9,862	$10,580	$10,246	$10,328
1/19	$9,925	$10,660	$10,333	$10,422
2/19	$9,952	$10,717	$10,374	$10,473
3/19	$10,007	$10,887	$10,433	$10,546
4/19	$10,004	$10,928	$10,431	$10,549
5/19	$10,078	$11,078	$10,532	$10,662
6/19	$10,104	$11,119	$10,580	$10,721
7/19	$10,159	$11,209	$10,660	$10,810
8/19	$10,213	$11,386	$10,710	$10,872
9/19	$10,152	$11,294	$10,627	$10,779
10/19	$10,148	$11,315	$10,676	$10,834
11/19	$10,154	$11,343	$10,697	$10,857
12/19	$10,169	$11,378	$10,724	$10,891
1/20	$10,310	$11,582	$10,839	$11,023
2/20	$10,383	$11,731	$10,887	$11,089
3/20	$10,327	$11,306	$10,712	$10,777
4/20	$10,321	$11,164	$10,717	$10,765
5/20	$10,574	$11,519	$11,011	$11,071
6/20	$10,565	$11,614	$11,005	$11,128
7/20	$10,652	$11,809	$11,100	$11,258
8/20	$10,619	$11,754	$11,082	$11,253
9/20	$10,619	$11,757	$11,098	$11,271
10/20	$10,590	$11,721	$11,070	$11,248
11/20	$10,639	$11,898	$11,127	$11,318
12/20	$10,672	$11,971	$11,146	$11,358
1/21	$10,692	$12,047	$11,162	$11,396
2/21	$10,583	$11,855	$11,049	$11,273
3/21	$10,573	$11,929	$11,084	$11,323
4/21	$10,603	$12,029	$11,126	$11,374
5/21	$10,613	$12,065	$11,122	$11,375
6/21	$10,613	$12,098	$11,118	$11,378
7/21	$10,672	$12,198	$11,183	$11,452
8/21	$10,633	$12,153	$11,173	$11,445
9/21	$10,563	$12,065	$11,121	$11,393
10/21	$10,543	$12,030	$11,092	$11,359
11/21	$10,573	$12,133	$11,112	$11,382
12/21	$10,560	$12,152	$11,125	$11,397
1/22	$10,360	$11,820	$10,875	$11,121
2/22	$10,300	$11,777	$10,841	$11,077
3/22	$10,041	$11,395	$10,605	$10,816
4/22	$9,871	$11,080	$10,444	$10,638
5/22	$9,981	$11,245	$10,605	$10,803
6/22	$9,901	$11,061	$10,581	$10,770
7/22	$10,081	$11,353	$10,766	$10,966
8/22	$9,901	$11,104	$10,584	$10,780
9/22	$9,663	$10,678	$10,312	$10,478
10/22	$9,624	$10,589	$10,299	$10,455
11/22	$9,937	$11,084	$10,572	$10,749
12/22	$9,951	$11,116	$10,611	$10,797
1/23	$10,164	$11,435	$10,813	$11,015
2/23	$10,010	$11,177	$10,598	$10,801
3/23	$10,156	$11,425	$10,801	$11,006
4/23	$10,151	$11,399	$10,735	$10,956
5/23	$10,076	$11,300	$10,630	$10,850
6/23	$10,092	$11,413	$10,702	$10,926
7/23	$10,098	$11,458	$10,728	$10,960
8/23	$10,033	$11,293	$10,657	$10,886
9/23	$9,807	$10,962	$10,480	$10,704
10/23	$9,743	$10,869	$10,474	$10,688
11/23	$10,157	$11,559	$10,864	$11,093
12/23	$10,348	$11,828	$11,022	$11,263
1/24	$10,294	$11,767	$10,977	$11,227
2/24	$10,281	$11,782	$10,977	$11,234
3/24	$10,268	$11,782	$10,946	$11,221
4/24	$10,164	$11,636	$10,854	$11,129
5/24	$10,141	$11,602	$10,785	$11,057
6/24	$10,263	$11,780	$10,898	$11,173
7/24	$10,366	$11,887	$11,005	$11,288
8/24	$10,468	$11,981	$11,147	$11,433
9/24	$10,566	$12,099	$11,215	$11,513
10/24	$10,409	$11,923	$11,094	$11,394
11/24	$10,512	$12,129	$11,180	$11,479
12/24	$10,406	$11,952	$11,099	$11,394
1/25	$10,470	$12,012	$11,164	$11,467
2/25	$10,572	$12,131	$11,253	$11,566
3/25	$10,482	$11,926	$11,181	$11,498
4/25	$10,443	$11,830	$11,128	$11,439
5/25	$10,471	$11,837	$11,236	$11,548
6/25	$10,564	$11,911	$11,336	$11,653
7/25	$10,597	$11,887	$11,423	$11,752
8/25	$10,690	$11,990	$11,508	$11,851
9/25	$10,818	$12,268	$11,554	$11,908
10/25	$10,881	$12,420	$11,548	$11,906
11/25	$10,891	$12,449	$11,575	$11,933
12/25	$10,922	$12,460	$11,614	$11,967
1/26	$10,983	$12,577	$11,724	$12,084

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.91%	0.54%	0.94%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.91%	0.54%	0.94%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Municipal Managed Money 1–7 Year Bond Index	5.02%	0.99%	1.60%
Bloomberg 5 Year Municipal Bond Index	5.38%	1.18%	1.91%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$137,966,674
# of Portfolio Holdings	95
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$436,588

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.0%
Water and Sewer	4.5%
Hospital	5.6%
Special Tax Revenue	8.4%
Other Revenue	13.8%
Housing	17.3%
General Obligations	41.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	4.0%
A	2.2%
AA	54.6%
AAA	39.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

ECBSX-TSR-AR

Parametric TABS Short-Term Municipal Bond Fund

Class I EIBSX

Annual Shareholder Report January 31, 2026

This annual shareholder report contains important information about the Parametric TABS Short-Term Municipal Bond Fund for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the Index):

↑ An out-of-Index allocation to U.S. Treasuries contributed to Index-relative returns as they outperformed tax-exempt municipal bonds during much of the period

↑ Relative value trading contributed to Index-relative returns by taking advantage of price and rate differences among similar securities

↑ Security selection and overweight exposures to the housing sector, lower coupon bonds and the prepaid gas revenue bond sector helped Index-relative returns during the period

↑ Overweight exposure to A-rated bonds supported returns, as lower credit quality bonds generally outperformed higher credit quality bonds during the period

↓ An out-of-Index allocation to bonds with 7–15 years remaining to maturity detracted from returns as these bonds generally underperformed shorter maturity bonds as the yield curve steepened during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money 1–7 Year Bond Index	Bloomberg 5 Year Municipal Bond Index
1/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2/16	$1,003,116	$1,001,573	$1,003,226	$1,003,824
3/16	$1,001,469	$1,004,745	$999,408	$999,970
4/16	$1,004,601	$1,012,133	$1,003,814	$1,004,876
5/16	$1,002,079	$1,014,871	$1,001,694	$1,002,791
6/16	$1,010,013	$1,031,016	$1,009,516	$1,011,582
7/16	$1,012,088	$1,031,646	$1,012,657	$1,015,400
8/16	$1,011,359	$1,033,038	$1,011,978	$1,015,389
9/16	$1,007,863	$1,027,882	$1,008,288	$1,011,389
10/16	$1,004,283	$1,017,098	$1,004,278	$1,006,888
11/16	$979,936	$979,165	$979,901	$979,905
12/16	$984,706	$990,660	$984,969	$984,765
1/17	$990,720	$997,192	$994,064	$995,072
2/17	$996,969	$1,004,116	$1,000,647	$1,003,206
3/17	$997,318	$1,006,296	$1,000,821	$1,003,467
4/17	$1,002,488	$1,013,597	$1,007,014	$1,010,398
5/17	$1,010,529	$1,029,684	$1,016,078	$1,020,395
6/17	$1,007,120	$1,025,991	$1,011,890	$1,015,994
7/17	$1,012,333	$1,034,292	$1,018,248	$1,023,512
8/17	$1,016,562	$1,042,163	$1,023,187	$1,030,021
9/17	$1,011,227	$1,036,864	$1,015,992	$1,022,882
10/17	$1,009,694	$1,039,395	$1,015,560	$1,022,608
11/17	$1,003,346	$1,033,830	$1,004,206	$1,011,052
12/17	$1,007,539	$1,044,635	$1,008,752	$1,015,701
1/18	$1,000,246	$1,032,337	$1,006,326	$1,013,340
2/18	$997,832	$1,029,252	$1,004,100	$1,010,324
3/18	$998,202	$1,033,051	$1,003,533	$1,009,951
4/18	$994,741	$1,029,365	$999,693	$1,006,063
5/18	$1,001,989	$1,041,152	$1,008,181	$1,016,016
6/18	$1,003,413	$1,042,041	$1,011,394	$1,018,742
7/18	$1,005,800	$1,044,569	$1,014,605	$1,022,756
8/18	$1,005,281	$1,047,252	$1,014,035	$1,022,383
9/18	$1,001,905	$1,040,472	$1,008,821	$1,016,746
10/18	$999,448	$1,034,065	$1,007,018	$1,014,774
11/18	$1,005,995	$1,045,510	$1,015,198	$1,022,852
12/18	$1,014,409	$1,058,028	$1,024,630	$1,032,815
1/19	$1,022,774	$1,066,026	$1,033,290	$1,042,191
2/19	$1,026,362	$1,071,734	$1,037,421	$1,047,269
3/19	$1,032,803	$1,088,675	$1,043,341	$1,054,591
4/19	$1,033,383	$1,092,767	$1,043,083	$1,054,869
5/19	$1,041,907	$1,107,832	$1,053,178	$1,066,223
6/19	$1,045,452	$1,111,923	$1,057,961	$1,072,093
7/19	$1,051,005	$1,120,884	$1,066,004	$1,080,999
8/19	$1,058,500	$1,138,564	$1,070,988	$1,087,173
9/19	$1,052,050	$1,129,438	$1,062,720	$1,077,931
10/19	$1,053,521	$1,131,462	$1,067,592	$1,083,449
11/19	$1,055,048	$1,134,291	$1,069,665	$1,085,692
12/19	$1,057,503	$1,137,754	$1,072,442	$1,089,053
1/20	$1,072,033	$1,158,196	$1,083,909	$1,102,308
2/20	$1,081,458	$1,173,131	$1,088,700	$1,108,882
3/20	$1,076,508	$1,130,579	$1,071,242	$1,077,713
4/20	$1,076,769	$1,116,390	$1,071,673	$1,076,457
5/20	$1,104,037	$1,151,904	$1,101,140	$1,107,055
6/20	$1,103,936	$1,161,384	$1,100,526	$1,112,820
7/20	$1,113,791	$1,180,945	$1,109,981	$1,125,760
8/20	$1,112,104	$1,175,404	$1,108,166	$1,125,302
9/20	$1,112,835	$1,175,653	$1,109,806	$1,127,093
10/20	$1,110,432	$1,172,121	$1,107,021	$1,124,794
11/20	$1,116,157	$1,189,810	$1,112,733	$1,131,772
12/20	$1,120,355	$1,197,058	$1,114,557	$1,135,817
1/21	$1,123,163	$1,204,686	$1,116,212	$1,139,571
2/21	$1,113,617	$1,185,545	$1,104,861	$1,127,302
3/21	$1,112,194	$1,192,856	$1,108,401	$1,132,344
4/21	$1,117,150	$1,202,862	$1,112,600	$1,137,437
5/21	$1,118,928	$1,206,450	$1,112,197	$1,137,526
6/21	$1,119,714	$1,209,763	$1,111,802	$1,137,751
7/21	$1,126,712	$1,219,797	$1,118,329	$1,145,178
8/21	$1,124,092	$1,215,320	$1,117,306	$1,144,482
9/21	$1,117,504	$1,206,549	$1,112,103	$1,139,263
10/21	$1,116,117	$1,203,021	$1,109,164	$1,135,919
11/21	$1,119,989	$1,213,263	$1,111,215	$1,138,195
12/21	$1,119,292	$1,215,220	$1,112,466	$1,139,700
1/22	$1,099,088	$1,181,956	$1,087,493	$1,112,063
2/22	$1,094,756	$1,177,721	$1,084,059	$1,107,650
3/22	$1,068,212	$1,139,543	$1,060,490	$1,081,589
4/22	$1,050,068	$1,108,024	$1,044,392	$1,063,751
5/22	$1,063,686	$1,124,484	$1,060,470	$1,080,341
6/22	$1,054,328	$1,106,067	$1,058,096	$1,077,005
7/22	$1,074,749	$1,135,291	$1,076,617	$1,096,559
8/22	$1,057,392	$1,110,409	$1,058,412	$1,077,995
9/22	$1,032,688	$1,067,791	$1,031,215	$1,047,797
10/22	$1,029,403	$1,058,911	$1,029,873	$1,045,460
11/22	$1,063,617	$1,108,440	$1,057,225	$1,074,857
12/22	$1,065,977	$1,111,613	$1,061,075	$1,079,738
1/23	$1,089,698	$1,143,544	$1,081,330	$1,101,540
2/23	$1,072,986	$1,117,686	$1,059,789	$1,080,136
3/23	$1,090,550	$1,142,485	$1,080,112	$1,100,569
4/23	$1,090,963	$1,139,875	$1,073,518	$1,095,594
5/23	$1,083,860	$1,129,998	$1,062,950	$1,085,027
6/23	$1,086,452	$1,141,317	$1,070,172	$1,092,639
7/23	$1,087,979	$1,145,832	$1,072,824	$1,095,996
8/23	$1,081,996	$1,129,336	$1,065,727	$1,088,602
9/23	$1,058,574	$1,096,237	$1,048,030	$1,070,410
10/23	$1,052,649	$1,086,908	$1,047,419	$1,068,845
11/23	$1,097,008	$1,155,907	$1,086,359	$1,109,285
12/23	$1,119,581	$1,182,772	$1,102,198	$1,126,250
1/24	$1,114,658	$1,176,731	$1,097,694	$1,122,675
2/24	$1,114,209	$1,178,243	$1,097,749	$1,123,387
3/24	$1,113,797	$1,178,205	$1,094,561	$1,122,051
4/24	$1,103,429	$1,163,614	$1,085,431	$1,112,881
5/24	$1,101,909	$1,160,200	$1,078,485	$1,105,679
6/24	$1,116,036	$1,177,984	$1,089,792	$1,117,317
7/24	$1,128,111	$1,188,721	$1,100,481	$1,128,771
8/24	$1,140,162	$1,198,096	$1,114,677	$1,143,322
9/24	$1,151,756	$1,209,937	$1,121,517	$1,151,332
10/24	$1,135,705	$1,192,295	$1,109,368	$1,139,387
11/24	$1,146,695	$1,212,891	$1,117,972	$1,147,889
12/24	$1,137,271	$1,195,233	$1,109,937	$1,139,387
1/25	$1,145,131	$1,201,223	$1,116,446	$1,146,682
2/25	$1,157,219	$1,213,133	$1,125,313	$1,156,568
3/25	$1,147,214	$1,192,574	$1,118,073	$1,149,776
4/25	$1,145,011	$1,182,966	$1,112,840	$1,143,935
5/25	$1,149,124	$1,183,725	$1,123,633	$1,154,753
6/25	$1,160,209	$1,191,095	$1,133,550	$1,165,264
7/25	$1,164,770	$1,188,689	$1,142,332	$1,175,233
8/25	$1,175,971	$1,199,021	$1,150,849	$1,185,073
9/25	$1,191,039	$1,226,788	$1,155,355	$1,190,773
10/25	$1,198,940	$1,242,003	$1,154,756	$1,190,618
11/25	$1,201,038	$1,244,852	$1,157,493	$1,193,327
12/25	$1,204,245	$1,245,973	$1,161,432	$1,196,697
1/26	$1,213,242	$1,257,666	$1,172,446	$1,208,380

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.95%	1.55%	1.95%
Bloomberg Municipal Bond Index	4.70%	0.86%	2.32%
Bloomberg Municipal Managed Money 1–7 Year Bond Index	5.02%	0.99%	1.60%
Bloomberg 5 Year Municipal Bond Index	5.38%	1.18%	1.91%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$137,966,674
# of Portfolio Holdings	95
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$436,588

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.0%
Water and Sewer	4.5%
Hospital	5.6%
Special Tax Revenue	8.4%
Other Revenue	13.8%
Housing	17.3%
General Obligations	41.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
BBB	4.0%
A	2.2%
AA	54.6%
AAA	39.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report January 31, 2026

EIBSX-TSR-AR

(b)	Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by the report. The new Fund policy is substantially similar to the superseded Fund policy but now has an expanded scope that applies to 1940 Act Fund families. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance High Yield Municipal Income Fund, Parametric TABS Intermediate-Term Municipal Bond Fund, Parametric TABS Short-Term Municipal Bond Fund, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust II (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 5 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-5end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended January 31, 2025 and January 31, 2026 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance High Yield Municipal Income Fund

Fiscal Years Ended	1/31/25	1/31/26
Audit Fees	$79,600	$79,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$79,600	$79,600

Parametric TABS Intermediate-Term Municipal Bond Fund

Fiscal Years Ended	1/31/25	1/31/26
Audit Fees	$58,400	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,400	$58,400

Parametric TABS Short-Term Municipal Bond Fund

Fiscal Years Ended	1/31/25	1/31/26
Audit Fees	$58,400	$53,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0
Total	$58,400	$53,800

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Fiscal Years Ended	1/31/25	1/31/26
Audit Fees	$56,500	$56,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0
Total	$56,500	$56,500

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Fiscal Years Ended	1/31/25	1/31/26
Audit Fees	$43,400	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0
Total	$43,400	$43,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the Series of the Trust at January 31, 2026, and have the same fiscal year end (January 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	1/31/25	1/31/26
Audit Fees	$296,300	$291,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0
Total	$296,300	$291,700

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Fund.

Fiscal Years Ended	1/31/25	1/31/26
Registrant(1)	$0	$0
Eaton Vance(2)	$18,490	$18,490

(1)	Includes all of the Series of the Trust.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
High Yield Municipal Income Fund
Annual Financial Statements and
Additional Information
January 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2026
Eaton Vance
High Yield Municipal Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Portfolio of Investments

Corporate Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
Adventist Health System, 5.757%, 12/1/34	$5,000	$ 5,170,730
Boston Medical Center Corp., 4.581%, 7/1/47	4,165	3,252,807
		$ 8,423,537
Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 8,625,736
		$ 8,625,736
Total Corporate Bonds (identified cost $17,145,000)		$ 17,049,273

Tax-Exempt Mortgage-Backed Securities — 0.0%†
Security	Principal Amount (000's omitted)	Value
Housing — 0.0%†
National Finance Authority, NH, Affordable Housing Certificates, Series 2024-1, Class A, Social Certificates, 4.15% to 10/1/34 (Put Date), 10/20/40	$7	$ 7,083
Total Tax-Exempt Mortgage-Backed Securities (identified cost $7,054)		$ 7,083

Tax-Exempt Municipal Obligations — 96.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Texas Water Development Board, 5.25%, 10/15/51(2)	$10,000	$ 10,564,200
		$ 10,564,200
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(3)	$567	$ 249,562
		$ 249,562
Security	Principal Amount (000's omitted)	Value
Education — 7.1%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 5.00%, 6/1/64	$3,120	$ 2,984,576
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	925	750,228
Arlington Higher Education Finance Corp., TX, (Great Hearts America), 5.00%, 8/15/54	2,200	2,042,734
Arlington Higher Education Finance Corp., TX, (Harmony Public Schools), (PSF Guaranteed), 4.00%, 2/15/54	3,760	3,360,743
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.125%, 6/15/54	390	352,920
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(1)	1,500	1,501,183
Build NYC Resource Corp., NY, (Renaissance Charter School):
5.50%, 6/15/50	4,245	4,183,991
5.50%, 6/15/55	2,000	1,943,789
California Enterprise Development Authority, (The Rocklin Academy), 5.00%, 6/1/44(1)	1,500	1,488,588
California Municipal Finance Authority, (California Baptist University), 5.125%, 11/1/40(1)	1,350	1,421,512
California Municipal Finance Authority, (Westside Neighbourhood School), 6.375%, 6/15/64(1)	3,455	3,637,116
Capital Projects Finance Authority, FL, (Imagine School at North Port), 6.25%, 6/15/45(1)	1,000	1,012,495
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	546,262
5.375%, 6/15/48(1)	1,020	942,518
Capital Trust Authority, FL, (KIPP Miami North Campus):
6.00%, 6/15/54(1)	650	658,946
6.125%, 6/15/60(1)	800	812,164
Capital Trust Authority, FL, (Mason Classical Academy), 5.00%, 6/1/54(1)	4,400	4,093,390
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	92,938
4.00%, 5/1/51	500	409,578
Dayton-Montgomery County Port Authority, OH, (Daytown Regional Stem Schools, Inc.):
5.00%, 12/1/54	1,085	1,060,038
5.00%, 12/1/60	955	925,217
Development Authority of Cobb County, GA, (Mt. Bethel Christian Academy):
6.00%, 6/1/45(1)	1,720	1,783,249
6.25%, 6/1/55(1)	2,100	2,166,110

1
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Development Authority of Cobb County, GA, (Mt. Bethel Christian Academy): (continued)
6.25%, 6/1/64(1)	$1,000	$ 1,024,381
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,200	2,160,472
District of Columbia, (KIPP DC), 4.00%, 7/1/44	970	875,894
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	5,050	4,158,086
Florida Development Finance Corp., (Renaissance Charter School):
5.50%, 6/15/40(1)	3,275	3,461,793
6.00%, 6/15/45(1)	1,000	1,039,938
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	580,241
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	663,000
Florida Higher Educational Facilities Financing Authority, (Rollins College Project), 4.125%, 12/1/54	3,000	2,670,964
Houston Higher Education Finance Corp., TX, (Houston Christian University), 5.25%, 10/1/54	1,410	1,348,835
Idaho Housing and Finance Association, (Alturas Preparatory Academy):
4.25%, 5/1/49	1,300	1,168,032
4.50%, 5/1/59	1,035	932,301
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	2,500	2,556,152
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	290	285,199
5.00%, 7/1/55	245	217,227
Iowa Higher Education Loan Authority, (University of Dubuque), 6.00%, 10/1/55	3,000	3,139,928
Louisiana Public Facilities Authority, LA, (Acadiana Renaissance Charter Academy):
5.50%, 6/15/40(1)	3,500	3,652,736
6.00%, 6/15/45(1)	3,480	3,569,628
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(1)	2,870	2,301,659
4.25%, 7/1/44	2,215	1,984,671
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	2,500	2,380,742
Public Finance Authority, WI, (Cherokee Classical Academy), 7.00%, 6/15/65(1)	1,200	1,207,106
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	160	159,808
Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (North Carolina Leadership Academy): (continued)
5.00%, 6/15/39(1)	$185	$ 185,026
5.00%, 6/15/49(1)	260	239,108
Public Finance Authority, WI, (North East Carolina Preparatory School), 5.25%, 6/15/54	1,120	1,111,166
Public Finance Authority, WI, (Pinecrest Academy Nevada-Sloan Canyon Campus):
4.50%, 7/15/49(1)	1,700	1,503,312
4.50%, 7/15/53(1)	1,000	865,732
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	970	767,656
5.00%, 4/1/40(1)	795	802,961
5.00%, 4/1/50(1)	3,250	3,016,852
Public Finance Authority, WI, (Triad Math and Science Academy Co.):
5.25%, 6/15/65	2,250	2,054,381
5.50%, 6/15/55	2,000	1,933,816
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy):
5.00%, 6/15/44(1)	4,750	4,468,805
5.00%, 6/15/54(1)	3,000	2,648,199
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/54(1)	5,735	5,488,782
South Carolina Jobs-Economic Development Authority, (Charleston Southern University), 5.75%, 9/1/55	275	278,954
Tennessee State School Bond Authority, 5.00%, 11/1/52	380	394,487
Texas Tech University System, 4.25%, 2/15/55	7,465	7,032,306
Washington Housing Finance Commission, (Seattle Academy of Arts and Sciences):
5.875%, 7/1/43(1)	1,345	1,440,006
6.125%, 7/1/53(1)	3,525	3,738,083
		$ 117,678,710
Electric Utilities — 1.1%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$3,985	$ 4,034,518
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	1,750	1,294,629
South Carolina Public Service Authority:
5.50%, 12/1/54	2,155	2,290,507
5.75%, 12/1/47	10,000	10,821,686
		$ 18,441,340

2
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.7%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	$10,000	$ 11,626,658
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	130	142,631
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	30	32,304
		$ 11,801,593
General Obligations — 8.6%
Chicago Board of Education, IL:
5.00%, 12/1/41	$3,550	$ 3,542,124
5.00%, 12/1/42	6,950	6,877,517
5.00%, 12/1/44	2,305	2,224,515
5.00%, 12/1/46	5,500	5,251,056
5.00%, 12/1/46	2,500	2,386,844
5.00%, 12/1/47	13,635	12,827,916
5.75%, 12/1/50	6,000	6,060,976
6.00%, 12/1/49	4,375	4,497,592
6.25%, 12/1/50	10,000	10,591,662
Chicago, IL:
5.00%, 1/1/44	3,455	3,448,154
5.00%, 1/1/44	4,475	4,466,133
5.25%, 1/1/38	6,750	7,121,226
5.25%, 1/1/45	4,385	4,413,041
5.50%, 1/1/49	1,040	1,043,543
6.00%, 1/1/42	1,000	1,107,968
Detroit, MI:
5.00%, 4/1/30	1,400	1,461,442
5.00%, 4/1/31	865	902,146
6.00%, 5/1/43	1,000	1,114,559
Graford Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,575	3,257,771
Illinois:
5.00%, 12/1/42	8,125	8,241,567
5.50%, 5/1/39	1,085	1,166,770
5.50%, 3/1/47	2,000	2,100,385
5.75%, 5/1/45	1,110	1,173,832
Mida Cormont Public Infrastructure District, UT:
0.00%, 6/1/55(1)	5,225	4,459,777
8.50%, 6/15/55(1)	1,600	1,637,770
Puerto Rico:
0.00%, 7/1/33	731	535,654
4.00%, 7/1/33	4,500	4,551,107
4.00%, 7/1/41	7,584	7,128,317
5.625%, 7/1/29	3,343	3,553,509
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.75%, 7/1/31	$8,681	$ 9,588,745
Royse City Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/55(2)	3,675	3,885,063
5.25%, 2/15/58(2)	6,325	6,686,284
San Diego Unified School District, CA, (Election of 2012), 4.00%, 7/1/50	75	71,876
Spring Independent School District, TX, (PSF Guaranteed), 5.25%, 8/15/55(2)	5,400	5,735,340
		$ 143,112,181
Hospital — 8.0%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$2,575	$ 2,588,151
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/36	975	1,015,891
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	3,000	3,009,239
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
4.00%, 7/1/46	1,000	868,575
5.00%, 7/1/36	1,200	1,268,829
5.00%, 7/1/54	6,000	5,907,002
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	350	350,034
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System), 4.25%, 8/15/54	11,500	10,744,090
Colorado Health Facilities Authority, (CommonSpirit Health):
4.00%, 8/1/44	3,290	3,018,756
5.50%, 11/1/47	3,965	4,178,971
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center), 4.25%, 7/15/53	1,795	1,664,960
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,179,497
Doylestown Hospital Authority, PA, 5.375%, 7/1/39(1)	1,510	1,671,727
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
4.00%, 7/15/43	300	253,928
4.00%, 7/15/45	1,765	1,427,594
4.00%, 7/15/48	2,395	1,838,001
4.00%, 7/15/50	125	94,310

3
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
DuBois Hospital Authority, PA, (Penn Highlands Healthcare): (continued)
4.00%, 7/15/51	$75	$ 55,947
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	1,300	1,194,060
Grand Forks, ND, (Altru Health System), 5.42%, 12/1/53	1,500	1,521,518
Grays Harbor County Public Hospital District No. 1, WA, (Summit Pacific Medical Center), 6.875%, 12/1/53	2,610	2,861,053
Halifax Hospital Medical Center, FL, (Daytona Beach), 4.25%, 6/1/54	3,250	2,929,448
Illinois Finance Authority, (OSF HealthCare System), 4.125%, 5/15/47	4,975	4,581,649
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/42	5,500	4,567,668
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	850	861,757
Michigan Finance Authority, (Henry Ford Health Detroit), Green Bonds, 4.375%, 2/28/54	3,000	2,828,909
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	6,475	5,824,157
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 12/1/52	6,885	7,081,354
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 5.00%, 6/1/48	250	251,414
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	998,576
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,780,952
5.00%, 2/15/44	3,835	3,834,704
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	5,890	5,033,639
5.00%, 7/1/41	1,750	1,753,194
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	530	483,966
Onondaga Civic Development Corp., NY, (Crouse Health Hospital, Inc.), 5.125%, 8/1/44	6,435	6,093,367
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	4,218,019
Skagit County Public Hospital District No. 1, WA, 5.50%, 12/1/54	2,750	2,806,974
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare), 5.75%, 11/15/54	$3,250	$ 3,307,149
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	6,950	6,773,064
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	2,960	2,957,130
West Virginia Hospital Finance Authority, (Vandalia Health):
6.00%, 9/1/48	4,000	4,329,491
6.00%, 9/1/53	4,000	4,287,795
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	2,335	2,163,394
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	560	562,544
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 3.125%, 12/15/49	3,765	2,819,784
		$ 132,842,231
Housing — 6.0%
Alachua County Housing Finance Authority, FL, (Woodland Park II LLC), 6.30% to 7/1/43 (Put Date), 7/1/55(1)	$3,200	$ 3,367,005
Burke County Development Authority, GA, (KSU Summit II Student Housing):
4.50%, 7/15/50	520	508,938
4.625%, 7/15/56	2,105	2,044,944
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	4,000	3,430,812
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	9,900	6,728,968
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.125%, 6/1/58	1,625	1,604,858
Kentucky Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/44	1,485	1,500,082
King County Housing Authority, WA, (Kirkland Heights Project), 4.625%, 1/1/41	1,975	2,054,751
Knox County Health Educational and Housing Facility Board, TN, (MTEBS Village), (FNMA), 4.625%, 12/1/43	1,325	1,367,250
Maine Housing Authority, Social Bonds, 4.70%, 11/15/53	665	657,674
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,087,644

4
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Massachusetts Development Finance Agency, (Merrimack College Student Housing), 5.00%, 7/1/60(1)	$2,200	$ 2,091,233
Mississippi Home Corp., MS, (Jackson Housing Portfolio), (FNMA), 4.55%, 4/1/42	2,220	2,275,574
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, Social Certificates, 4.00%, 10/20/36	6,682	6,697,514
New Hampshire Business Finance Authority:
Social Certificates, 3.625%, 8/20/39	4,940	4,826,664
Social Certificates, 5.15% to 6/1/35 (Put Date), 6/20/41	2,994	3,154,632
New York City Housing Development Corp., NY, (8 Spruce Street), 5.25%, 12/15/31	1,500	1,554,908
Ohio Housing Finance Agency, (Havens Edge Apartment), 5.70%, 8/1/43(1)	1,750	1,828,704
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/44	1,300	1,323,033
5.25%, 6/1/54	2,325	2,336,720
Public Finance Authority, WI, (KSU Bixby Real Estate Foundation LLC):
5.25%, 6/15/45	550	555,594
5.25%, 6/15/50	750	757,897
5.50%, 6/15/55	750	755,200
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	1,862,910
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.60%, 10/1/48	3,475	3,426,643
Shelby County Health and Educational Facilities Board, TN, (Madrone Memphis Student Housing I LLC):
5.00%, 6/1/44(1)	1,250	1,247,891
5.25%, 6/1/56(1)	5,000	4,820,338
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(4)	860	860,000
11.00%, 7/1/31(4)	2,000	2,000,000
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	4,345	4,481,586
Vail Home Partners Corp., CO:
5.75%, 10/1/45(1)	415	426,688
5.875%, 10/1/55(1)	2,500	2,544,822
6.00%, 10/1/64(1)	4,000	4,083,180
Vancouver Housing Authority, WA, (Cougar Creek), 4.50%, 10/1/42	1,250	1,284,399
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	8,324	7,960,491
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Washington State Housing Finance Commission, (Radford Court and Nordheim Court):
5.00%, 7/1/54	$1,500	$ 1,381,928
5.50%, 7/1/59	2,000	1,968,584
Wisconsin Health and Educational Facilities Authority, (Wisconsin Housing Preservation Corp.), 4.375%, 11/1/39	8,000	8,290,460
		$ 100,150,519
Industrial Development Revenue — 11.5%
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	$12,200	$ 12,238,918
Green Bonds, (AMT), 5.70%, 5/1/53	6,730	6,843,272
Baldwin County Industrial Development Authority, AL, (Novelis Corp.):
(AMT), 4.625% to 6/1/32 (Put Date), 6/1/55(1)	2,000	2,016,570
(AMT), 5.00% to 6/1/32 (Put Date), 6/1/55(1)	3,200	3,272,734
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	6,690	6,754,328
Florida Development Finance Corp., (GFL Solid Waste Southeast LLC), (AMT), 4.375% to 10/1/31 (Put Date), 10/1/54(1)	2,500	2,525,689
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	5,610	5,112,297
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	5,510	5,193,778
Hoover Industrial Development Board, AL, (United States Steel Corp.), (AMT), 5.75%, 10/1/49	1,250	1,262,262
Houston, TX, (United Airlines, Inc.):
(AMT), 4.00%, 7/15/41	11,710	10,799,822
(AMT), 5.25%, 7/15/34	1,500	1,628,587
(AMT), 5.50%, 7/15/36	9,000	9,855,847
(AMT), 5.50%, 7/15/39	350	378,021
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(1)	6,000	6,140,942
(AMT), 3.50%, 12/1/51(1)	9,250	7,709,546
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.00%, 8/1/35(1)	1,000	1,071,688
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	6,350	5,408,778
Mobile County Industrial Development Authority, AL, (AM/LS Calvert LLC):
(AMT), 4.75%, 12/1/54	14,650	13,603,655

5
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Mobile County Industrial Development Authority, AL, (AM/LS Calvert LLC): (continued)
(AMT), 5.00%, 6/1/54	$7,250	$ 6,986,837
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	13,325	11,941,208
(AMT), 4.875%, 11/1/42(1)	1,975	1,823,144
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,845	1,538,716
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	480	468,583
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	5,850	5,858,932
5.50%, 6/1/33	4,375	4,386,044
(AMT), 5.625%, 11/15/30	3,840	3,855,390
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	9,470,406
(AMT), 5.00%, 10/1/40	14,630	15,067,333
(AMT), 5.625%, 4/1/40	10,000	10,621,975
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	7,000	6,367,416
Pennsylvania Economic Development Financing Authority, (Core Natural Resources, Inc.), (AMT), 5.45% to 3/27/35 (Put Date), 1/1/51(1)	1,965	2,146,209
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	1,700	1,363,687
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	482,699
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,405,961
West Virginia Economic Development Authority (Commercial Metals Co.), (AMT), 4.625% to 5/15/32 (Put Date), 4/15/55	2,760	2,824,390
West Virginia Economic Development Authority, (Core Natural Resources, Inc.), (AMT), 5.45% to 3/27/35 (Put Date), 1/1/55(1)	2,250	2,456,815
		$ 190,882,479
Insured - Education — 0.0%†
Walker County Board of Education, AL, (AG), 4.25%, 3/1/54	$45	$ 41,968
		$ 41,968
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.1%
Garland, TX, Electric Utility System Revenue, (AG), 4.25%, 3/1/55	$1,955	$ 1,779,141
		$ 1,779,141
Insured - General Obligations — 0.5%
Generation Park Management District, TX, (AG), 3.75%, 9/1/49	$2,295	$ 2,017,478
Harris County Improvement District No. 18, TX, (BAM), 3.50%, 9/1/48	1,215	994,647
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.50%, 3/1/48	2,785	2,395,116
(BAM), 3.50%, 3/1/49	2,660	2,271,288
		$ 7,678,529
Insured - Hospital — 1.7%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AG), 5.00%, 4/1/48	$2,125	$ 2,187,812
Grand Forks, ND, (Altru Health System), (AG), 3.00%, 12/1/46	6,505	4,925,315
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AG), 5.50%, 10/1/54	1,510	1,605,705
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	6,855	6,358,438
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	7,460	6,883,308
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group):
(AG), 5.00%, 11/1/51	1,925	1,954,740
(AG), 5.75%, 11/1/53	2,000	2,145,153
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/49	2,970	2,701,988
		$ 28,762,459
Insured - Lease Revenue/Certificates of Participation — 0.2%
Indianapolis Local Public Improvement Bond Bank, IN, (BAM), 5.00%, 3/1/53	$2,380	$ 2,430,615
		$ 2,430,615
Insured - Special Tax Revenue — 3.4%
Harris County-Houston Sports Authority, TX:
(AG), (NPFG), 0.00%, 11/15/34	$12,700	$ 8,450,811
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,090,769
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	9,395	9,190,827
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	369,827
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	9,605	8,880,485

6
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (AG), 0.00%, 12/15/56	$10,000	$ 2,161,529
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AG), 7.00%, 10/1/39	14,500	16,435,483
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.375%, 11/15/52	2,000	2,137,210
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AG), 4.375%, 12/1/58	2,585	2,468,225
Tolomato Community Development District, FL:
(AG), 3.75%, 5/1/39	2,500	2,513,915
(AG), 3.75%, 5/1/40	2,980	2,985,353
		$ 56,684,434
Insured - Transportation — 2.5%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.50%, 1/1/48	$3,110	$ 3,256,176
(AG), (AMT), 5.50%, 1/1/53	9,080	9,469,625
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.75%, 1/1/48	6,355	6,765,850
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,757,205
Foothill/Eastern Transportation Corridor Agency, CA, (AG), 5.625%, 1/15/32	1,955	2,262,270
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	4,960	4,499,761
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AG), (AMT), 4.625%, 6/30/54	2,765	2,639,294
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,390	8,272,919
		$ 40,923,100
Insured - Water and Sewer — 0.0%†
Terre Haute Sanitary District, IN, (BAM), 4.375%, 1/1/49	$310	$ 292,110
		$ 292,110
Lease Revenue/Certificates of Participation — 2.8%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,593,831
National Finance Authority, NH, (Centurion Foundation Broward Health Medical Center LLC), 5.625%, 9/15/57	12,000	11,843,605
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	12,950	13,538,164
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,060	9,544,241
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	$655	$ 677,562
5.00%, 6/15/44	8,170	8,454,297
		$ 45,651,700
Other Revenue — 3.2%
Buckeye Tobacco Settlement Financing Authority, OH:
3.00%, 6/1/48	$4,545	$ 3,214,420
5.00%, 6/1/55	15,635	12,880,688
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,285	4,662,832
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	6,250	2,437,500
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,286,140
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	3,000	3,179,576
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,415,762
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,070,751
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	9,250	9,953,881
Public Finance Authority, WI, (Inperium, Inc.):
5.50%, 12/1/44(1)	5,000	5,092,475
5.75%, 12/1/54(1)	6,000	6,052,315
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	550	573,017
		$ 52,819,357
Senior Living/Life Care — 17.5%
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	$7,945	$ 7,950,680
5.00%, 11/15/38	1,000	1,022,139
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	732,500
California Public Finance Authority, (Enso Village):
Green Bonds, 5.00%, 11/15/51(1)	2,625	2,352,624
Green Bonds, 5.00%, 11/15/56(1)	2,740	2,418,245
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,292,480
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	175	166,778

7
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	$225	$ 222,778
5.375%, 11/15/55	300	297,901
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,852,708
5.00%, 5/15/58	2,525	1,821,130
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	762,396
Colorado Health Facilities Authority, (Frasier), 5.25%, 5/15/48	815	827,915
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	965,877
Delaware Economic Development Authority, DE, (Acts Retirement Life Communities, Inc.), 5.25%, 11/15/53	4,600	4,653,604
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/52	2,100	1,952,432
Florida Development Finance Corp., (The Glenridge on Palmer Ranch), 5.00%, 6/1/51(1)	8,000	7,347,140
Florida Local Government Finance Commission, (Fleet Landing at Nocatee):
5.50%, 11/15/35(1)	1,000	1,067,045
6.625%, 11/15/45(1)	1,500	1,591,058
6.75%, 11/15/55(1)	1,250	1,306,998
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,007,481
Franklin County, OH, (Ohio Living Communities):
5.00%, 7/1/40	4,000	4,089,734
5.50%, 7/1/41	6,000	6,383,854
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/56(1)	5,050	3,987,669
5.00%, 4/1/47(1)	1,000	967,716
5.00%, 4/1/54(1)	1,660	1,563,112
Grand Rapids Economic Development Corp., MI, (Beacon Hill at Eastgate), 5.75%, 11/1/45	6,000	6,023,176
Hamilton County, OH, (Life Enriching Communities), 5.75%, 1/1/53	3,000	3,101,213
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,675	1,686,431
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	396,456
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,770	1,752,520
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Iowa Finance Authority, (Lifespace Communities, Inc.): (continued)
5.00%, 5/15/49	$3,855	$ 3,666,688
James City County Economic Development Authority, VA, (Williamsburg Landing), 6.875%, 12/1/58	2,600	2,811,442
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,598,481
5.00%, 11/15/38(1)	1,010	1,041,215
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(4)	8	85
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,300,301
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	8,580,836
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,245	1,734,787
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(1)	555	556,638
5.75%, 7/1/54(1)	1,745	1,746,147
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
6.25%, 10/1/45	2,200	2,282,806
6.50%, 10/1/55	1,600	1,655,402
6.50%, 10/1/60	1,125	1,161,173
New Hope Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.375%, 1/1/55	1,500	1,498,191
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	15,418,308
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	16,000	14,404,088
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.375%, 1/1/39	1,250	1,200,384
5.00%, 1/1/49	4,000	3,682,344
5.25%, 1/1/54	2,000	1,884,775
North Carolina Medical Care Commission, (Penick Village), 5.50%, 9/1/54	2,410	2,403,140
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.625%, 10/1/55	360	364,038
Okaloosa County, FL, (Air Force Enlisted Village, Inc.):
5.50%, 5/15/45(1)	1,300	1,330,416
5.75%, 5/15/55(1)	1,690	1,719,407

8
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Okaloosa County, FL, (Air Force Enlisted Village, Inc.): (continued)
5.75%, 5/15/60(1)	$1,000	$ 1,013,240
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(1)	6,020	8,859,392
11.50%, 7/1/27(1)	535	537,829
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,935	1,576,473
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	770,625
Public Finance Authority, WI, (Mary's Woods at Marylhurst):
5.25%, 5/15/42(1)	1,000	1,007,299
5.25%, 5/15/47(1)	1,335	1,333,169
5.25%, 5/15/52(1)	2,750	2,674,769
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/54	1,165	943,889
South Carolina Jobs-Economic Development Authority, (Rolling Green Village):
5.75%, 12/1/60	2,780	2,769,716
5.80%, 12/1/50	1,500	1,520,241
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	12,800	13,705,756
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	2,500	2,517,082
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,273,335
Stamford Housing Authority, CT, (Mozaic Concierge Living):
6.375%, 10/1/45	1,600	1,653,455
6.50%, 10/1/55	2,200	2,247,818
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	715	717,299
6.75%, 11/15/51	3,225	3,027,525
6.875%, 11/15/55	185	175,431
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/56	5,395	4,290,955
5.375%, 12/1/46	1,500	1,531,140
5.625%, 12/1/55	2,160	2,204,370
5.625%, 12/1/60	4,225	4,291,864
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tempe Industrial Development Authority, AZ, (Mirabella at ASU):
6.125%, 10/1/47(1)	$4,100	$ 2,726,031
6.125%, 10/1/52(1)	8,850	5,706,173
Venice, FL, (Village On The Isle), 5.625%, 1/1/60(1)	2,000	1,988,142
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	2,000	2,197,604
7.00%, 9/1/59	9,000	9,844,704
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,501,944
5.00%, 7/1/46(1)	1,400	1,322,842
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/48(1)	7,225	6,437,861
6.00%, 1/1/46	10,080	10,133,542
6.25%, 1/1/56	22,715	22,791,113
6.25%, 1/1/61	6,835	6,830,519
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,500	2,445,908
5.00%, 1/1/49(1)	695	641,489
5.00%, 1/1/55(1)	1,500	1,349,461
Wisconsin Health and Educational Facilities Authority, (Dickson Hollow Phase II), 6.125%, 10/1/59	1,700	1,763,503
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/57	1,000	780,151
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities):
5.25%, 8/15/39	1,415	1,522,966
5.75%, 8/15/54	920	948,802
5.75%, 8/15/59	4,000	4,112,772
		$ 291,293,081
Special Tax Revenue — 9.7%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(1)	$13,760	$ 13,716,302
American Samoa Economic Development Authority, 5.25%, 9/1/45(1)	935	934,824
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	13,580	14,084,162
Coastal Ridge Community Development District, FL, 5.75%, 5/1/45	3,015	3,114,415

9
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Denton County, TX, (Green Meadows Public Improvement District Improvement Area):
5.375%, 12/31/45(1)	$1,500	$ 1,549,684
5.625%, 12/31/55(1)	1,101	1,130,534
District of Columbia Income Tax Revenue, 5.25%, 6/1/50(2)	4,000	4,274,560
Downtown Revitalization Public Infrastructure District, UT, 5.00%, 7/15/35(1)	1,000	1,008,069
Hobe-St. Lucie Conservancy District, FL:
5.60%, 5/1/44	1,000	1,035,269
5.875%, 5/1/55	1,950	1,986,594
Kingston One Community Development District, FL, (Assessment Area One 2025):
5.75%, 5/1/45(1)	1,750	1,804,727
6.00%, 5/1/57(1)	4,500	4,601,397
Lakewood Ranch Stewardship District, FL, (Lakewood Ranch Southeast):
5.00%, 5/1/35	2,795	2,941,201
5.50%, 5/1/40	2,145	2,291,980
5.80%, 5/1/45	2,000	2,079,115
6.00%, 5/1/56	2,000	2,060,688
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South):
5.00%, 5/1/36	3,685	3,695,964
5.125%, 5/1/46	4,000	4,000,218
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	471,185
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	1,800	1,832,911
Mida Mountain Village Public Infrastructure District, UT:
5.125%, 6/15/54(1)	2,375	2,339,070
6.00%, 6/15/54(1)	3,375	3,458,627
Middleton Community Development District A, FL, 4.75%, 5/1/55	1,400	1,298,530
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(4)	1,005	10
5.75%, 5/1/38	970	978,929
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/45(2)	20,000	21,687,800
Ohio County, WV, (The Highlands), 5.25%, 6/1/53	3,050	2,996,131
Oneida Indian Nation of New York, NY, 6.00%, 9/1/43(1)	2,300	2,487,246
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,532,637
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Point Phase 1 Public Infrastructure District No. 1, UT, 5.875%, 3/1/45	$3,750	$ 3,879,926
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	18,623	6,485,460
0.00%, 7/1/51	40,064	10,200,351
4.75%, 7/1/53	9,834	9,500,565
5.00%, 7/1/58	16,285	15,966,226
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,244,003
South Village Community Development District, FL:
4.875%, 5/1/35	500	500,842
5.00%, 5/1/38	100	100,154
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	808	765,747
Series A2, 5.80%, 5/1/35(4)	755	453,000
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	280	283,706
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,905	3,907,247
		$ 161,680,006
Transportation — 10.7%
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	$2,025	$ 2,018,052
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	4,000	4,123,040
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,100	2,101,671
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	8,385	8,503,108
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/45	115	119,806
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	988,854
0.00%, 7/1/30	500	407,243
0.00%, 7/1/31	1,150	873,549
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.50%, 9/1/59	15,075	15,286,050
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	3,240	3,246,588
New York Thruway Authority, 4.00%, 1/1/45	7,770	7,211,593

10
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	$4,000	$ 4,043,528
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.25%, 6/30/49	10,000	10,114,255
Green Bonds, (AMT), 5.50%, 6/30/60	2,000	2,026,086
Green Bonds, (AMT), 6.00%, 6/30/44	1,250	1,374,603
Green Bonds, (AMT), 6.00%, 6/30/55	4,250	4,507,630
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,505	3,505,148
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	4,700	5,046,758
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	8,180	8,267,656
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/48	3,575	3,186,983
Public Finance Authority, WI, (Georgia SR 400 Express Lanes):
(AMT), 5.75%, 6/30/60	10,000	10,363,922
(AMT), 5.75%, 12/31/65	13,750	14,229,748
(AMT), 6.50%, 6/30/60	9,000	9,943,238
(AMT), 6.50%, 12/31/65	7,500	8,286,032
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,000	7,014,303
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	10,160	10,346,325
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,920	2,961,744
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,370	2,316,279
Texas Private Activity Bond Surface Transportation Corp., (NTE Mobility Partners Segments 3, LLC):
(AMT), 5.50%, 6/30/42	1,765	1,860,777
(AMT), 5.50%, 6/30/43	2,190	2,297,002
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	400	259,138
0.00%, 8/1/46	2,500	896,271
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	7,000	7,143,990
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virginia Small Business Financing Authority, (95 Express Lanes LLC Project), (AMT), 4.00%, 1/1/40	$3,220	$ 3,149,286
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	10,000	9,539,785
		$ 177,560,041
Water and Sewer — 0.5%
Charlotte County Industrial Development Authority, FL, (Town and Country Utilities):
(AMT), 5.875%, 10/1/45	$1,000	$ 1,039,839
(AMT), 6.125%, 10/1/55	1,000	1,035,363
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	2,920	2,819,646
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(2)	3,000	3,151,920
		$ 8,046,768
Total Tax-Exempt Municipal Obligations (identified cost $1,581,761,369)		$1,601,366,124

Taxable Municipal Obligations — 3.6%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(3)	$312	$ 56,233
		$ 56,233
Education — 0.6%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 793,146
4.50%, 8/1/43(1)	1,500	962,541
Capital Trust Authority, FL, (Mason Classical Academy), 6.75%, 6/1/31(1)	2,985	2,998,766
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	3,500	3,732,619
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,363,287
		$ 9,850,359

11
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,286,577
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	830	810,744
Social Bonds, 3.344%, 4/1/30	125	119,601
Social Bonds, 3.644%, 4/1/34	500	459,232
		$ 7,676,154
Hospital — 0.3%
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	$6,000	$ 4,389,967
		$ 4,389,967
Housing — 0.4%
Alachua County Housing Finance Authority, FL, (Woodland Park II LLC), 7.00% to 7/1/28 (Put Date), 7/1/29(1)	$2,000	$ 2,036,774
Florida Development Finance Corp., (The Henry Project), 8.00%, 6/1/37(1)	3,985	3,983,271
		$ 6,020,045
Insured - Education — 0.1%
University of California College of the Law San Francisco, CA, (BAM), 6.093%, 8/1/55	$2,500	$ 2,549,238
		$ 2,549,238
Insured - General Obligations — 0.0%†
Elmwood Park, IL, (AG), 2.544%, 12/1/36	$325	$ 262,023
		$ 262,023
Insured - Transportation — 0.8%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/41	$16,290	$ 6,506,377
(AG), 0.00%, 10/1/44	8,000	2,588,127
(AG), 0.00%, 10/1/46	15,000	4,222,934
		$ 13,317,438
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$780	$ 792,669
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	425	431,573
		$ 1,224,242
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 0.0%†
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 14.50%, 7/1/27(1)	$125	$ 123,993
		$ 123,993
Special Tax Revenue — 0.9%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$735	$ 719,927
Oneida Indian Nation of New York, NY, 8.00%, 9/1/40(1)	14,000	14,227,493
		$ 14,947,420
Total Taxable Municipal Obligations (identified cost $61,700,831)		$ 60,417,112

Short-Term Investments — 1.6%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.03%(5)	25,833,677	$ 25,836,260
Total Short-Term Investments (identified cost $25,836,260)		$ 25,836,260
Total Investments — 102.6% (identified cost $1,686,450,514)		$1,704,675,852
Other Assets, Less Liabilities — (2.6)%		$ (43,338,469)
Net Assets — 100.0%		$1,661,337,383
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $349,393,697 or 21.0% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(5)	The rate shown is the annualized seven-day yield as of January 31, 2026.
At January 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.

12
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2026, 9.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
13
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Statement of Assets and Liabilities

January 31, 2026
Assets
Unaffiliated investments, at value (identified cost $1,686,450,514)	$1,704,675,852
Interest and dividends receivable	18,164,535
Receivable for investments sold	3,012,968
Receivable for Fund shares sold	2,077,253
Receivable from affiliates	120,255
Trustees' deferred compensation plan	189,005
Total assets	$1,728,239,868
Liabilities
Payable for floating rate notes issued	$50,784,347
Payable for investments purchased	9,327,203
Payable for Fund shares redeemed	4,703,219
Distributions payable	397,200
Payable to affiliates:
Investment adviser fee	612,494
Distribution and service fees	83,330
Sub-transfer agency fee	7,801
Trustees' deferred compensation plan	189,005
Interest expense and fees payable	408,208
Accrued expenses	389,678
Total liabilities	$66,902,485
Net Assets	$1,661,337,383
Sources of Net Assets
Paid-in capital	$1,799,409,664
Accumulated loss	(138,072,281)
Net Assets	$1,661,337,383
Class A Shares
Net Assets	$303,107,944
Shares Outstanding	37,441,096
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.10
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.37
Class C Shares
Net Assets	$22,114,481
Shares Outstanding	2,953,592
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.49
Class I Shares
Net Assets	$991,788,865
Shares Outstanding	122,386,574
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.10
14
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Statement of Assets and Liabilities — continued

January 31, 2026
Class W Shares
Net Assets	$344,326,093
Shares Outstanding	42,494,443
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.10
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Statement of Operations

Year Ended
January 31, 2026
Investment Income
Dividend income	$16,387
Interest income	90,546,288
Total investment income	$90,562,675
Expenses
Investment adviser fee	$7,359,566
Distribution and service fees:
Class A	799,379
Class C	251,574
Trustees’ fees and expenses	97,626
Custodian fee	371,462
Transfer and dividend disbursing agent fees	429,536
Legal and accounting services	220,897
Printing and postage	25,584
Registration fees	120,502
Interest expense and fees	1,577,970
Miscellaneous	261,984
Total expenses	$11,516,080
Deduct:
Reimbursement of investment adviser fee — Class W	$1,287,071
Total expense reductions	$1,287,071
Net expenses	$10,229,009
Net investment income	$80,333,666
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(22,734,173)
Net realized loss	$(22,734,173)
Change in unrealized appreciation (depreciation):
Investments	$(4,933,132)
Net change in unrealized appreciation (depreciation)	$(4,933,132)
Net realized and unrealized loss	$(27,667,305)
Net increase in net assets from operations	$52,666,361
16
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Statements of Changes in Net Assets

	Year Ended January 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$80,333,666	$76,294,188
Net realized gain (loss)	(22,734,173)	2,093,271
Net change in unrealized appreciation (depreciation)	(4,933,132)	1,092,164
Net increase in net assets from operations	$52,666,361	$79,479,623
Distributions to shareholders:
Class A	$(14,187,532)	$(14,377,178)
Class C	(926,631)	(1,228,049)
Class I	(49,204,136)	(51,191,920)
Class W	(15,215,514)	(8,561,261)
Total distributions to shareholders	$(79,533,813)	$(75,358,408)
Transactions in shares of beneficial interest:
Class A	$(38,540,099)	$38,781,689
Class C	(8,519,806)	(7,774,526)
Class I	(271,793,778)	247,490,366
Class W	86,469,406	148,605,908
Net increase (decrease) in net assets from Fund share transactions	$(232,384,277)	$427,103,437
Net increase (decrease) in net assets	$(259,251,729)	$431,224,652
Net Assets
At beginning of year	$1,920,589,112	$1,489,364,460
At end of year	$1,661,337,383	$1,920,589,112
17
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Financial Highlights

	Class A
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.20	$8.16	$8.15	$9.08	$9.36
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.35	$0.34	$0.29	$0.28
Net realized and unrealized gain (loss)	(0.11)	0.03	0.00(2)	(0.91)	(0.28)
Total income (loss) from operations	$0.25	$0.38	$0.34	$(0.62)	$0.00(2)
Less Distributions
From net investment income	$(0.35)	$(0.34)	$(0.33)	$(0.31)	$(0.28)
Total distributions	$(0.35)	$(0.34)	$(0.33)	$(0.31)	$(0.28)
Net asset value — End of year	$8.10	$8.20	$8.16	$8.15	$9.08
Total Return(3)	3.25%	4.78%	4.42%	(6.80)%	(0.02)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$303,108	$346,532	$306,027	$306,809	$412,905
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.79%	0.76%	0.79%	0.78%	0.73%
Interest and fee expense(5)	0.09%	0.12%	0.22%	0.13%	0.03%
Total expenses	0.88%	0.88%	1.01%	0.91%	0.76%
Net expenses	0.88%	0.88%	1.01%	0.91%	0.76%
Net investment income	4.49%	4.24%	4.28%	3.44%	3.01%
Portfolio Turnover	49%	46%	49%	53%	22%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
18
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$7.58	$7.55	$7.54	$8.40	$8.66
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.27	$0.26	$0.21	$0.20
Net realized and unrealized gain (loss)	(0.10)	0.02	0.00(2)	(0.84)	(0.26)
Total income (loss) from operations	$0.18	$0.29	$0.26	$(0.63)	$(0.06)
Less Distributions
From net investment income	$(0.27)	$(0.26)	$(0.25)	$(0.23)	$(0.20)
Total distributions	$(0.27)	$(0.26)	$(0.25)	$(0.23)	$(0.20)
Net asset value — End of year	$7.49	$7.58	$7.55	$7.54	$8.40
Total Return(3)	2.52%	3.90%	3.65%	(7.49)%	(0.78)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$22,114	$31,234	$38,802	$53,672	$82,817
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.54%	1.51%	1.55%	1.53%	1.48%
Interest and fee expense(5)	0.09%	0.12%	0.22%	0.13%	0.03%
Total expenses	1.63%	1.63%	1.77%	1.66%	1.51%
Net expenses	1.63%	1.63%	1.77%	1.66%	1.51%
Net investment income	3.73%	3.49%	3.53%	2.68%	2.26%
Portfolio Turnover	49%	46%	49%	53%	22%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
19
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.21	$8.17	$8.16	$9.09	$9.37
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.37	$0.36	$0.31	$0.31
Net realized and unrealized gain (loss)	(0.12)	0.04	0.00(2)	(0.91)	(0.28)
Total income (loss) from operations	$0.26	$0.41	$0.36	$(0.60)	$0.03
Less Distributions
From net investment income	$(0.37)	$(0.37)	$(0.35)	$(0.33)	$(0.31)
Total distributions	$(0.37)	$(0.37)	$(0.35)	$(0.33)	$(0.31)
Net asset value — End of year	$8.10	$8.21	$8.17	$8.16	$9.09
Total Return(3)	3.39%	5.04%	4.68%	(6.55)%	0.24%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$991,789	$1,282,568	$1,032,344	$802,994	$1,063,175
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.53%	0.51%	0.54%	0.53%	0.48%
Interest and fee expense(5)	0.09%	0.12%	0.22%	0.13%	0.03%
Total expenses	0.62%	0.63%	0.76%	0.66%	0.51%
Net expenses	0.62%	0.63%	0.76%	0.66%	0.51%
Net investment income	4.73%	4.48%	4.52%	3.69%	3.25%
Portfolio Turnover	49%	46%	49%	53%	22%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
20
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Financial Highlights — continued

	Class W
	Year Ended January 31,				Period Ended January 31, 2022(1)
	2026	2025	2024	2023
Net asset value — Beginning of period	$8.20	$8.17	$8.15	$9.09	$9.32
Income (Loss) From Operations
Net investment income(2)	$0.42	$0.41	$0.39	$0.35	$0.10
Net realized and unrealized gain (loss)	(0.11)	0.02	0.02	(0.92)	(0.22)
Total income (loss) from operations	$0.31	$0.43	$0.41	$(0.57)	$(0.12)
Less Distributions
From net investment income	$(0.41)	$(0.40)	$(0.39)	$(0.37)	$(0.11)
Total distributions	$(0.41)	$(0.40)	$(0.39)	$(0.37)	$(0.11)
Net asset value — End of period	$8.10	$8.20	$8.17	$8.15	$9.09
Total Return(3)	3.99%	5.39%	5.30%	(6.23)%	(1.30)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$344,326	$260,256	$112,191	$34,218	$302
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.51%	0.49%	0.51%	0.51%	0.43%(6)
Interest and fee expense(7)	0.09%	0.12%	0.22%	0.13%	0.03%(6)
Total expenses	0.60%	0.61%	0.73%	0.64%	0.46%(6)
Net expenses	0.16%	0.18%	0.29%	0.21%	0.09%(6)
Net investment income	5.20%	4.91%	4.98%	4.30%	3.34%(6)
Portfolio Turnover	49%	46%	49%	53%	22%(8)
(1)	For the period from the commencement of operations, October 1, 2021, to January 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	For the year ended January 31, 2022.
21
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class W shares are sold at net asset value and are not subject to a sales charge. Class W shares are available for purchase only at the direction of the investment adviser or one of its affiliates on behalf of investors that are eligible clients of the investment adviser or its affiliates that have entered into a separate investment management or advisory agreement pursuant to which such clients pay an investment management or advisory fee, including investment vehicles that are sponsored, managed, advised or sub-advised by the investment adviser or its affiliates. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, record keeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class W shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. As of January 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state,
22

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Notes to Financial Statements — continued

and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at January 31, 2026. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2026, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $50,784,347 and $67,252,197, respectively. The range of interest rates on the Floating Rate Notes outstanding at January 31, 2026 was 2.30% to 2.45%. For the year ended January 31, 2026, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate including fees were $50,046,973 and 3.15%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of January 31, 2026.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Fund has elected to treat its investments in residual interest bonds, along with similar financing transactions,
23

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Notes to Financial Statements — continued

as derivatives transactions subject to the Fund’s value-at-risk (VaR)-based limits on leverage risk. The Fund may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2026 and January 31, 2025 was as follows:
	Year Ended January 31,
	2026	2025
Tax-exempt income	$73,353,514	$67,267,492
Ordinary income	$6,180,299	$8,090,916
As of January 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 372,669
Deferred capital losses	(155,815,529)
Net unrealized appreciation	17,767,779
Distributions payable	(397,200)
Accumulated loss	$(138,072,281)
At January 31, 2026, the Fund, for federal income tax purposes, had deferred capital losses of $155,815,529 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2026, $62,855,054 are short-term and $92,960,475 are long-term.
24

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,636,123,726
Gross unrealized appreciation	$48,326,643
Gross unrealized depreciation	(30,558,864)
Net unrealized appreciation	$17,767,779
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of the Fund's total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Total Daily Net Assets	Daily Income Rate
Up to $500 million	0.3150%	Up to $500 million	3.1500%
$500 million but less than $750 million	0.2925%	$500 million but less than $1 billion	2.9250%
$750 million but less than $1.5 billion	0.2700%	$1 billion but less than $1.5 billion	2.7000%
$1.5 billion but less than $2 billion	0.2475%	$1.5 billion but less than $2 billion	2.4750%
$2 billion but less than $3 billion	0.2250%	$2 billion but less than $3 billion	2.2500%
$3 billion and over	0.2025%	$3 billion and over	2.0250%
For the year ended January 31, 2026, the investment adviser fee amounted to $7,359,566 or 0.44% of the Fund’s average daily net assets.
BMR has agreed to reimburse the total amount of advisory fees paid by Class W shares. This agreement may be changed or terminated after June 1, 2026. Pursuant to this agreement, BMR waived and/or reimbursed $1,287,071 of the advisory fees paid by Class W shares for the year ended January 31, 2026.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2026, EVM earned $22,400 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $13,415 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended January 31, 2026 in the amount of $2,755. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2026 amounted to $799,379 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2026, the Fund paid or accrued to EVD $188,681 for Class C shares.
25

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2026 amounted to $62,893 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2026, the Fund was informed that EVD received $2,215 and $6,419 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $849,357,274 and $1,117,360,486, respectively, for the year ended January 31, 2026.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	6,354,190	$ 50,685,385	13,724,169	$112,639,524
Issued to shareholders electing to receive payments of distributions in Fund shares	1,560,824	12,448,609	1,470,289	12,097,650
Redemptions	(12,746,600)	(101,674,093)	(10,429,410)	(85,955,485)
Net increase (decrease)	(4,831,586)	$(38,540,099)	4,765,048	$ 38,781,689
Class C
Sales	422,784	$ 3,133,666	733,209	$ 5,564,552
Issued to shareholders electing to receive payments of distributions in Fund shares	114,753	846,563	144,406	1,098,402
Redemptions	(1,703,738)	(12,500,035)	(1,899,999)	(14,437,480)
Net decrease	(1,166,201)	$ (8,519,806)	(1,022,384)	$ (7,774,526)
Class I
Sales	46,979,924	$374,451,687	63,526,246	$523,623,708
Issued to shareholders electing to receive payments of distributions in Fund shares	5,851,689	46,759,758	5,895,992	48,577,367
Redemptions	(86,734,293)	(693,005,223)	(39,522,871)	(324,710,709)
Net increase (decrease)	(33,902,680)	$(271,793,778)	29,899,367	$247,490,366
26

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Notes to Financial Statements — continued

	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class W
Sales	16,902,734	$134,987,734	20,142,988	$166,376,978
Issued to shareholders electing to receive payments of distributions in Fund shares	1,904,434	15,204,989	1,038,539	8,557,508
Redemptions	(8,031,965)	(63,723,317)	(3,200,991)	(26,328,578)
Net increase	10,775,203	$ 86,469,406	17,980,536	$148,605,908
8  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2026.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 17,049,273	$ —	$ 17,049,273
Tax-Exempt Mortgage-Backed Securities	—	7,083	—	7,083
Tax-Exempt Municipal Obligations	—	1,601,366,124	—	1,601,366,124
Taxable Municipal Obligations	—	60,417,112	—	60,417,112
Short-Term Investments	25,836,260	—	—	25,836,260
Total Investments	$25,836,260	$1,678,839,592	$ —	$1,704,675,852
27

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Eaton Vance High Yield Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance High Yield Municipal Income Fund (the “Fund”), one of the funds constituting Eaton Vance Municipals Trust II, including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
28

Eaton Vance
High Yield Municipal Income Fund
January 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2026, the Fund designates 92.23% of distributions from net investment income as an exempt-interest dividend.
29

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ETHYX-NCSR    1.31.26

Parametric
TABS Municipal Bond Funds
Annual Financial Statements and
Additional Information
January 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2026
Parametric
TABS Municipal Bond Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 97.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Texas Water Development Board, 4.50%, 10/15/37	$1,000	$ 1,072,988
		$ 1,072,988
Education — 1.9%
Missouri Health and Educational Facilities Authority, (St. Louis University), 5.00%, 10/1/46	$1,390	$ 1,420,899
New Jersey Educational Facilities Authority, (Princeton University), 5.00% to 7/1/31 (Put Date), 7/1/64	1,000	1,120,430
		$ 2,541,329
Electric Utilities — 1.5%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/1/30 (Put Date), 11/1/45	$1,125	$ 1,157,558
Energy Northwest, WA, 5.00%, 7/1/37	815	871,876
		$ 2,029,434
General Obligations — 39.9%
Angleton Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	$220	$ 248,770
Auburn, ME, 2.00%, 11/1/34	1,250	1,078,306
Azle Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/42	2,000	2,001,846
Columbia School District, MO, 2.10%, 3/1/27	1,040	1,033,660
Connecticut:
5.00%, 3/15/29	500	541,613
5.00%, 12/1/30	585	657,828
District of Columbia, (Washington DC), 5.00%, 10/15/44	5,000	5,162,293
Frisco, TX, 2.00%, 2/15/33	250	231,328
Gaston County, NC, 5.00%, 3/1/31	6,000	6,798,185
Massachusetts:
5.00%, 7/1/35	1,945	2,336,926
5.00%, 1/1/44	2,750	2,815,938
5.25%, 4/1/42	1,175	1,198,208
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	29,782
Minnetonka Independent School District No. 276, MN:
0.00%, 2/1/37	400	274,325
0.00%, 2/1/38	460	300,769
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	10	10,769
New York, NY, 5.00%, 10/1/35	2,020	2,089,035
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
North Carolina, 2.00%, 6/1/33	$1,250	$ 1,160,993
Orange County, NC, 3.10%, 2/1/36	1,155	1,153,605
Oregon:
5.00%, 5/15/34	1,260	1,385,691
5.00%, 5/15/37	1,275	1,382,412
5.00%, 8/1/44	1,000	1,038,933
Pennsylvania, 4.00%, 5/1/32	2,005	2,117,806
Rutherford County, TN, 1.50%, 4/1/33	2,000	1,741,950
San Jacinto Community College District, TX, 5.00%, 2/15/44	2,250	2,322,212
Somerville, MA:
1.75%, 10/15/32	2,405	2,165,765
1.75%, 10/15/33	1,160	1,024,191
St. Cloud Independent School District No. 742, MN, 0.00%, 2/1/28	280	265,116
Texas, (LOC: JPMorgan Chase Bank, N.A.), 2.40%, 6/1/50(1)	1,420	1,420,000
Washington:
5.00%, 6/1/40	1,350	1,404,630
5.00%, 6/1/42	3,340	3,513,424
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/28	25	23,363
0.00%, 6/15/29	460	417,407
Wylie Independent School District, TX, (PSF Guaranteed), to 8/15/28, 3.25%, 8/15/41	5,675	5,675,981
		$ 55,023,060
Hospital — 5.5%
California Health Facilities Financing Authority, (Adventist Health System/West), 5.00%, 12/1/35	$500	$ 571,893
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/33	320	358,781
5.00%, 11/1/34	300	339,572
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	2,000	2,154,791
Indiana Finance Authority, (Ascension Senior Credit), 5.00%, 11/15/28	1,000	1,068,113
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,146,625
		$ 7,639,775
Housing — 17.1%
Connecticut Housing Finance Authority:
(SPA: TD Bank, N.A.), 2.27%, 11/15/48(1)	$3,000	$ 3,000,000

See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	$1,425	$ 1,525,106
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	1,975	2,088,748
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	220	165,239
Illinois Housing Development Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 10/1/52	680	715,024
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	1,075	1,154,983
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.00%, 7/1/53	740	771,020
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 2.27%, 7/1/49(1)	3,050	3,050,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,290	1,369,410
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	785	691,208
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	310	294,633
New York City Housing Development Corp., NY, Sustainable Development Bonds, (SPA: TD Bank, N.A.), 2.25%, 5/1/54(1)	2,350	2,350,000
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	210	166,875
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	460	337,621
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	790	837,799
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	945	1,064,855
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	955	1,048,083
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,450	1,527,313
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,310	1,427,287
		$ 23,585,204
Industrial Development Revenue — 0.7%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$1,000	$ 1,012,308
		$ 1,012,308
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.6%
Amber Creek Metropolitan District, CO:
(BAM), 5.00%, 12/1/31	$150	$ 165,298
(BAM), 5.00%, 12/1/32	175	193,299
(BAM), 5.00%, 12/1/37	425	461,453
		$ 820,050
Lease Revenue/Certificates of Participation — 0.6%
Malibu, CA:
5.00%, 11/1/38	$275	$ 275,427
5.00%, 11/1/43	225	225,272
5.00%, 11/1/48	375	375,391
		$ 876,090
Other Revenue — 13.6%
Black Belt Energy Gas District, AL, 5.25% to 9/1/32 (Put Date), 5/1/55	$3,500	$ 3,777,926
Energy Southeast A Cooperative District, AL, 5.50% to 1/1/31 (Put Date), 11/1/53	3,000	3,273,549
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	1,000	1,014,620
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	1,000	1,059,219
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	6,000	6,401,425
Southeast Energy Authority, AL, 5.00%, 10/1/30	3,000	3,258,545
		$ 18,785,284
Senior Living/Life Care — 2.4%
California Municipal Finance Authority, (PRS California Obligated Group), 5.00%, 4/1/29	$250	$ 265,804
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/28	210	218,711
5.00%, 5/1/29	190	201,249
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/26	480	480,000
5.00%, 2/1/29	590	618,536
5.00%, 2/1/30	475	504,839
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	965	1,058,470
		$ 3,347,609
Special Tax Revenue — 8.3%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/42	$1,000	$ 1,019,530

See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts School Building Authority:
Social Bonds, 5.00%, 2/15/37	$3,000	$ 3,643,553
Social Bonds, 5.00%, 8/15/45	2,235	2,331,444
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/30	1,000	1,119,272
5.00%, 5/1/38	1,685	1,756,443
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	1,500	1,530,947
		$ 11,401,189
Transportation — 0.6%
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/31	$750	$ 826,171
		$ 826,171
Water and Sewer — 4.4%
New York City Municipal Water Finance Authority, 5.00%, 6/15/45	$3,000	$ 3,077,609
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	3,000	3,026,595
		$ 6,104,204
Total Tax-Exempt Municipal Obligations (identified cost $131,695,083)		$135,064,695

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.5%
Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/26	$665	$ 666,137
Total Taxable Municipal Obligations (identified cost $648,096)		$ 666,137

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(2)	783,762	$ 783,762
Total Short-Term Investments (identified cost $783,762)		$ 783,762
Total Investments — 98.9% (identified cost $133,126,941)		$136,514,594
Other Assets, Less Liabilities — 1.1%		$ 1,452,080
Net Assets — 100.0%		$137,966,674
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of January 31, 2026.
At January 31, 2026, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Massachusetts	12.0%
Texas	11.0%
Others, representing less than 10% individually	75.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2026, 0.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency was 0.6% of total investments.
Abbreviations:
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 98.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Texas Water Development Board:
4.50%, 10/15/37	$2,000	$ 2,145,976
4.55%, 10/15/38	5,000	5,350,349
		$ 7,496,325
Education — 4.2%
Massachusetts School Building Authority, 5.25%, 2/15/48	$5,000	$ 5,098,877
Ohio University, 5.00%, 12/1/45	3,250	3,297,117
Pennsylvania State University, 5.00%, 9/1/41	3,000	3,024,355
Texas A&M University, 4.375%, 5/15/38	1,720	1,821,574
University of Arkansas, 5.00%, 12/1/45	1,000	1,040,285
University of Minnesota, 5.00%, 11/1/45	2,565	2,660,822
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	105	106,923
		$ 17,049,953
Electric Utilities — 5.2%
Anaheim Housing and Public Improvements Authority, CA, 5.25%, 10/1/50	$4,000	$ 4,183,509
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	6,500	6,691,608
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/43	5,000	5,205,860
Seattle, WA, Municipal Light and Power Revenue, 5.00%, 4/1/46	5,000	5,121,402
		$ 21,202,379
General Obligations — 25.4%
Anna, TX, 4.125%, 2/15/41	$1,000	$ 1,010,819
Brookline, MA, 1.625%, 2/15/35	5,000	4,238,002
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/40	355	202,352
Connecticut, 5.00%, 12/1/32	505	586,456
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/39	2,975	2,782,464
Crowley Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/39	345	383,917
David Douglas School District No. 40, OR, 0.00%, 6/15/43	5,500	2,423,230
District of Columbia, (Washington DC):
5.00%, 10/15/44	1,000	1,032,459
5.00%, 8/1/46	2,780	2,949,410
Fairfax County, VA, 4.00%, 10/1/43	4,000	4,037,622
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Florida, 2.00%, 7/1/33	$900	$ 800,086
Forsyth County, NC, 4.00%, 6/1/43	505	510,986
Francis Howell R-III School District, MO, 3.00%, 3/1/36	2,405	2,321,394
Franklin Township Somerset County, NJ, 2.00%, 6/15/36	1,500	1,271,731
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	645	639,249
Guilford County, NC, 3.00%, 5/1/37	2,025	1,983,672
Hays Consolidated Independent School District, TX, (PSF Guaranteed):
3.00%, 2/15/37	1,215	1,183,166
3.25%, 2/15/32	2,900	2,916,693
Huntersville, NC, 2.00%, 6/1/33	400	371,487
Kilgore Independent School District, TX, (PSF Guaranteed), 2.50%, 2/15/36	2,340	2,160,350
Lake Oswego, OR, 2.60%, 6/1/35	1,645	1,568,320
Leander Independent School District, TX, (PSF Guaranteed):
0.00%, 8/15/30	550	486,089
0.00%, 8/15/31	600	513,663
Lewisville, TX:
2.75%, 2/15/35	1,065	1,048,002
2.75%, 2/15/36	1,760	1,687,000
Massachusetts:
5.00%, 7/1/34	1,560	1,858,550
5.00%, 7/1/35	3,055	3,670,596
5.00%, 11/1/45	2,700	2,833,247
5.00%, 6/1/48	2,920	3,083,566
Minnesota, 1.50%, 8/1/35	1,500	1,227,806
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/40	785	812,074
New Braunfels, TX, 5.00%, 2/1/41	610	657,069
New York, NY:
5.00%, 3/15/37	1,000	1,153,387
5.00%, 8/1/46	1,000	1,050,774
5.00%, 10/1/46	5,000	5,246,762
5.00%, 8/1/47	2,000	2,056,498
North Carolina, 3.00%, 6/1/31	450	450,947
Orange County, NC, 3.15%, 2/1/37	760	752,327
Oregon:
5.00%, 5/15/43	2,000	2,106,493
5.00%, 8/1/44	2,500	2,597,333
Pennsylvania:
4.00%, 10/1/37	5,970	6,211,976
5.00%, 4/1/29	2,400	2,601,688

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pickerington Local School District, OH:
4.25%, 12/1/41	$800	$ 824,614
4.25%, 12/1/42	235	239,659
Plano, TX, 3.34%, 9/1/36	5,055	4,998,212
Portland, ME, 2.50%, 4/1/36	1,610	1,473,752
Prosper Independent School District, TX, (PSF Guaranteed), 1.625%, 2/15/33	4,500	3,950,979
Richmond, VA, 2.70%, 7/15/39	3,000	2,659,533
Roseville Joint Union High School District, CA, (Election of 2007), 0.00%, 8/1/41	300	149,833
San Jacinto Community College District, TX, 5.00%, 2/15/44	5,750	5,934,542
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/42	2,000	2,193,998
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	71,809
Somerville, MA, 1.875%, 10/15/36	4,490	3,724,653
Worthington City School District, OH, 5.00%, 12/1/43	350	373,628
		$104,074,924
Hospital — 1.0%
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	$3,000	$ 3,146,625
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,102,466
		$ 4,249,091
Housing — 8.2%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$1,690	$ 1,805,713
Connecticut Housing Finance Authority:
Social Bonds, 6.25%, 5/15/54	2,350	2,569,145
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	4,135	4,425,484
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	350	370,158
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.50%, 11/15/31	3,760	3,454,171
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	500	375,544
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	2,855	3,067,420
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	2,200	2,335,428
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	1,080	950,962
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	$580	$ 551,248
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	590	468,839
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	1,120	822,034
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	730	822,586
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.50%, 10/1/53	5,280	5,613,865
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	2,230	2,348,901
Texas Department of Housing and Community Affairs:
Social Bonds, (GNMA), 5.75%, 1/1/53	1,590	1,732,356
Social Bonds, (GNMA), 6.00%, 1/1/54	1,650	1,828,289
		$ 33,542,143
Insured - Bond Bank — 1.3%
Indianapolis Local Public Improvement Bond Bank, IN, (AG), 4.00%, 6/1/36	$4,950	$ 5,152,476
		$ 5,152,476
Insured - Education — 2.9%
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/45	$5,370	$ 5,766,503
Texas State Technical College System, System Improvement, (AG), 5.50%, 8/1/42	5,750	6,312,897
		$ 12,079,400
Insured - General Obligations — 0.7%
Amber Creek Metropolitan District, CO, (BAM), 5.25%, 12/1/47	$1,000	$ 1,034,586
Colton Joint Unified School District, CA, (Election of 2024), (BAM), 0.00%, 8/1/45	1,000	411,773
Mauston School District, WI, (AG), 1.75%, 3/1/36	1,200	959,828
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/41	675	343,262
(BAM), 0.00%, 8/1/42	700	335,538
		$ 3,084,987
Insured - Industrial Development Revenue — 2.1%
St. Vrain Lakes Metropolitan District No. 2, CO:
(AG), 5.00%, 12/1/42	$1,460	$ 1,539,969

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Industrial Development Revenue (continued)
St. Vrain Lakes Metropolitan District No. 2, CO: (continued)
(AG), 5.00%, 12/1/46	$6,810	$ 6,934,591
		$ 8,474,560
Insured - Lease Revenue/Certificates of Participation — 2.1%
Greeley School District No. 6, CO, Weld County, (AG), 5.25%, 12/1/50	$2,815	$ 2,907,678
Sanger Unified School District, CA, (AG), 5.00%, 6/1/45	5,500	5,695,595
		$ 8,603,273
Insured - Special Tax Revenue — 2.2%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.25%, 6/1/41	$1,750	$ 1,977,386
(AG), 5.25%, 6/1/42	1,750	1,951,958
(AG), 5.25%, 6/1/44	1,000	1,091,584
(AG), 5.25%, 6/1/45	1,000	1,080,541
Harris County-Houston Sports Authority, TX, (AG), 5.00%, 11/15/30	1,750	1,938,131
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.00%, 11/15/42	1,000	1,085,157
		$ 9,124,757
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/49	$2,140	$ 1,250,431
		$ 1,250,431
Lease Revenue/Certificates of Participation — 2.3%
California State Public Works Board, 5.00%, 11/1/47	$2,505	$ 2,693,761
Queen Creek, AZ, 5.50%, 10/1/65(1)	3,000	3,178,362
Schenectady County Capital Resource Corp., NY, (One Broadway Center), 5.50%, 1/1/57	3,250	3,429,149
		$ 9,301,272
Other Revenue — 10.1%
Black Belt Energy Gas District, AL:
5.00%, 12/1/35	$4,000	$ 4,320,830
5.25% to 9/1/32 (Put Date), 5/1/55	5,000	5,397,038
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	4,700	4,788,933
Green Bonds, 5.00% to 5/1/35 (Put Date), 10/1/56	3,050	3,349,057
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/44	1,160	1,207,344
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Center City, MN, (Hazelden Betty Ford Foundation): (continued)
5.00%, 11/1/47	$1,000	$ 1,022,470
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	966,735
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	2,500	2,621,774
5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,118,438
5.00% to 12/1/31 (Put Date), 12/1/54	2,500	2,681,219
5.00% to 12/1/32 (Put Date), 5/1/55	1,250	1,347,084
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	8,000	8,535,234
Southeast Energy Authority, AL, 5.00%, 10/1/30	2,000	2,172,363
Tennessee Energy Acquisition Corp., 5.00%, 11/1/34	1,000	1,087,792
		$ 41,616,311
Senior Living/Life Care — 1.6%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/36	$925	$ 1,042,434
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.25%, 2/1/44	700	724,494
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,014,031
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,000	1,017,693
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	2,660	2,917,648
		$ 6,716,300
Special Tax Revenue — 12.0%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/42	$4,000	$ 4,078,121
Michigan Trunk Line Fund, 4.00%, 11/15/39	15,545	16,019,550
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	5,154,897
4.00%, 2/15/39	6,095	6,189,424
5.00%, 2/15/43	1,030	1,051,250
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/43	3,850	4,005,695
5.00%, 3/15/44	680	741,249
New York State Dormitory Authority, 5.00%, 3/15/45	7,535	8,046,349
New York State Thruway Authority, 5.00%, 3/15/46	2,000	2,116,081

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Triborough Bridge and Tunnel Authority, NY:
5.00%, 12/1/41	$250	$ 279,800
Green Bonds, 5.25%, 11/15/39	1,215	1,394,840
		$ 49,077,256
Transportation — 3.0%
Alameda Corridor Transportation Authority, CA, 0.00%, 10/1/50	$2,080	$ 1,200,919
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	1,500	1,527,713
Louisiana Gasoline and Fuels Tax Revenue, 5.00%, 5/1/39	5,000	5,675,196
North Texas Tollway Authority, 4.125%, 1/1/40	3,000	3,061,151
Pennsylvania Turnpike Commission, 5.00%, 12/1/42	1,000	1,023,960
		$ 12,488,939
Water and Sewer — 12.0%
Celina, TX, Waterworks and Sewer System Revenue, 1.75%, 9/1/33	$3,200	$ 2,834,799
Indianapolis Department of Public Utilities Water System Revenue, 5.00%, 10/1/37	3,800	3,822,226
Louisville and Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/42	4,825	5,259,694
Massachusetts Clean Water Trust:
Sustainability Bonds, 5.00%, 2/1/44	1,300	1,427,380
Sustainability Bonds, 5.00%, 2/1/45	2,500	2,714,667
Metropolitan Utilities District of Omaha, Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,746,690
New York State Environmental Facilities Corp., (Clean Water and Drinking Water Revenue), 4.00%, 6/15/39	4,950	5,098,861
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	17,150,702
Spotsylvania County, VA, Water and Sewer Revenue, 4.00%, 12/1/37	705	735,469
Virginia Beach, VA, Storm Water Utility Revenue, 3.00%, 11/15/39	3,745	3,490,274
Washington Suburban Sanitary District, MD:
2.00%, 12/1/41	1,000	750,326
5.00%, 6/1/44	1,175	1,289,762
		$ 49,320,850
Total Tax-Exempt Municipal Obligations (identified cost $388,131,275)		$403,905,627

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Pennsylvania Housing Finance Agency, SFMR, 5.457%, 4/1/37	$485	$ 493,624
Total Taxable Municipal Obligations (identified cost $485,000)		$ 493,624

Short-Term Investments — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(2)	5,626,049	$ 5,626,049
Total Short-Term Investments (identified cost $5,626,049)		$ 5,626,049
Total Investments — 99.9% (identified cost $394,242,324)		$410,025,300
Other Assets, Less Liabilities — 0.1%		$ 263,334
Net Assets — 100.0%		$410,288,634
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of January 31, 2026.
At January 31, 2026, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	14.0%
New York	11.5%
Others, representing less than 10% individually	73.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2026, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 9.7% of total investments.

See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Statements of Assets and Liabilities

	January 31, 2026
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Assets
Unaffiliated investments, at value (identified cost $132,343,179 and $388,616,275, respectively)	$135,730,832	$404,399,251
Affiliated investments, at value (identified cost $783,762 and $5,626,049, respectively)	783,762	5,626,049
Interest receivable	1,560,067	4,544,289
Dividends receivable from affiliated investments	7,538	18,719
Receivable for investments sold	141,693	2,051,209
Receivable for Fund shares sold	81,386	453,615
Receivable from affiliates	1,453	—
Trustees' deferred compensation plan	81,388	48,019
Total assets	$138,388,119	$417,141,151
Liabilities
Payable for investments purchased	$—	$1,780,795
Payable for when-issued securities	—	3,160,320
Payable for Fund shares redeemed	120,381	692,886
Distributions payable	67,796	518,595
Payable to affiliates:
Investment adviser and administration fee	40,547	172,556
Distribution and service fees	11,703	10,634
Sub-transfer agency fee	1,648	1,370
Trustees' deferred compensation plan	81,388	48,019
Payable for legal and accounting services	65,877	73,608
Accrued expenses	32,105	393,734
Total liabilities	$421,445	$6,852,517
Net Assets	$137,966,674	$410,288,634
Sources of Net Assets
Paid-in capital	$147,080,262	$426,940,781
Accumulated loss	(9,113,588)	(16,652,147)
Net Assets	$137,966,674	$410,288,634
Class A Shares
Net Assets	$50,169,664	$41,897,645
Shares Outstanding	4,870,736	3,451,105
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.30	$12.14
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.65	$12.55
Class C Shares
Net Assets	$1,146,147	$2,510,909
Shares Outstanding	111,661	206,907
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.26	$12.14
Class I Shares
Net Assets	$86,650,863	$365,880,080
Shares Outstanding	8,410,396	30,106,865
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.30	$12.15
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Statements of Operations

	Year Ended January 31, 2026
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Income
Dividend income from affiliated investments	$217,103	$434,936
Interest income	5,088,800	16,866,445
Total investment income	$5,305,903	$17,301,381
Expenses
Investment adviser and administration fee	$484,102	$2,050,889
Distribution and service fees:
Class A	134,781	95,864
Class C	13,616	33,283
Trustees’ fees and expenses	8,645	24,590
Custodian fee	41,799	100,548
Transfer and dividend disbursing agent fees	47,175	15,140
Legal and accounting services	81,158	107,498
Printing and postage	11,089	385
Registration fees	56,884	57,285
Miscellaneous	14,929	26,781
Total expenses	$894,178	$2,512,263
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$47,514	$15,453
Total expense reductions	$47,514	$15,453
Net expenses	$846,664	$2,496,810
Net investment income	$4,459,239	$14,804,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$1,496,010	$1,336,528
Net realized gain	$1,496,010	$1,336,528
Change in unrealized appreciation (depreciation):
Investments	$1,863,238	$5,122,745
Net change in unrealized appreciation (depreciation)	$1,863,238	$5,122,745
Net realized and unrealized gain	$3,359,248	$6,459,273
Net increase in net assets from operations	$7,818,487	$21,263,844

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Statements of Changes in Net Assets

	Year Ended January 31, 2026
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,459,239	$14,804,571
Net realized gain	1,496,010	1,336,528
Net change in unrealized appreciation (depreciation)	1,863,238	5,122,745
Net increase in net assets from operations	$7,818,487	$21,263,844
Distributions to shareholders:
Class A	$(1,662,940)	$(1,234,327)
Class C	(31,684)	(82,277)
Class I	(2,764,808)	(12,774,991)
Total distributions to shareholders	$(4,459,432)	$(14,091,595)
Transactions in shares of beneficial interest:
Class A	$(8,396,483)	$1,521,516
Class C	(280,008)	(1,506,533)
Class I	(7,620,727)	(59,927,562)
Net decrease in net assets from Fund share transactions	$(16,297,218)	$(59,912,579)
Net decrease in net assets	$(12,938,163)	$(52,740,330)
Net Assets
At beginning of year	$150,904,837	$463,028,964
At end of year	$137,966,674	$410,288,634

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended January 31, 2025
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,325,608	$15,982,267
Net realized gain	217,462	90,502
Net change in unrealized appreciation (depreciation)	(1,785,509)	(8,299,956)
Net increase in net assets from operations	$3,757,561	$7,772,813
Distributions to shareholders:
Class A	$(1,791,066)	$(1,314,662)
Class C	(38,628)	(100,325)
Class I	(3,305,517)	(13,586,844)
Total distributions to shareholders	$(5,135,211)	$(15,001,831)
Transactions in shares of beneficial interest:
Class A	$(4,081,498)	$(6,313,174)
Class C	(697,534)	(391,930)
Class I	(19,723,775)	11,019,407
Net increase (decrease) in net assets from Fund share transactions	$(24,502,807)	$4,314,303
Net decrease in net assets	$(25,880,457)	$(2,914,715)
Net Assets
At beginning of year	$176,785,294	$465,943,679
At end of year	$150,904,837	$463,028,964

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Financial Highlights

	Short-Term Municipal Bond Fund — Class A
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$10.04	$10.11	$10.17	$10.45	$10.83
Income (Loss) From Operations
Net investment income	$0.31(1)	$0.32(1)	$0.28	$0.17	$0.06
Net realized and unrealized gain (loss)	0.26	(0.08)	(0.07)	(0.30)	(0.32)
Total income (loss) from operations	$0.57	$0.24	$0.21	$(0.13)	$(0.26)
Less Distributions
From net investment income	$(0.31)	$(0.31)	$(0.27)	$(0.15)	$(0.05)
From net realized gain	—	—	—	—	(0.07)
Total distributions	$(0.31)	$(0.31)	$(0.27)	$(0.15)	$(0.12)
Net asset value — End of year	$10.30	$10.04	$10.11	$10.17	$10.45
Total Return(2)	5.79%	2.38%	2.14%	(1.20)%	(2.39)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$50,170	$57,246	$61,741	$77,727	$119,419
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.79%	0.74%	0.75%	0.76%	0.80%
Net expenses	0.76%(4)	0.74%(4)	0.75%(4)	0.76%(4)	0.80%
Net investment income	3.09%	3.16%	2.85%	1.45%	0.59%
Portfolio Turnover	89%	55%	92%	109%	96%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended January 31, 2026, less than 0.005% of average daily net assets for the year ended January 31, 2025 and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$10.01	$10.07	$10.14	$10.39	$10.79
Income (Loss) From Operations
Net investment income (loss)(1)	$0.23	$0.24	$0.21	$0.07	$(0.02)
Net realized and unrealized gain (loss)	0.25	(0.07)	(0.09)	(0.27)	(0.31)
Total income (loss) from operations	$0.48	$0.17	$0.12	$(0.20)	$(0.33)
Less Distributions
From net investment income	$(0.23)	$(0.23)	$(0.19)	$(0.05)	$—
From net realized gain	—	—	—	—	(0.07)
Total distributions	$(0.23)	$(0.23)	$(0.19)	$(0.05)	$(0.07)
Net asset value — End of year	$10.26	$10.01	$10.07	$10.14	$10.39
Total Return(2)	4.91%	1.71%	1.27%	(1.89)%	(3.11)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,146	$1,391	$2,098	$3,252	$4,603
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.54%	1.49%	1.50%	1.51%	1.55%
Net expenses	1.51%(4)	1.49%(4)	1.50%(4)	1.51%(4)	1.55%
Net investment income (loss)	2.33%	2.41%	2.10%	0.71%	(0.16)%
Portfolio Turnover	89%	55%	92%	109%	96%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended January 31, 2026, less than 0.005% of average daily net assets for the year ended January 31, 2025 and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$10.05	$10.11	$10.18	$10.45	$10.83
Income (Loss) From Operations
Net investment income	$0.34(1)	$0.34	$0.30	$0.18	$0.09
Net realized and unrealized gain (loss)	0.25	(0.07)	(0.07)	(0.27)	(0.32)
Total income (loss) from operations	$0.59	$0.27	$0.23	$(0.09)	$(0.23)
Less Distributions
From net investment income	$(0.34)	$(0.33)	$(0.30)	$(0.18)	$(0.08)
From net realized gain	—	—	—	—	(0.07)
Total distributions	$(0.34)	$(0.33)	$(0.30)	$(0.18)	$(0.15)
Net asset value — End of year	$10.30	$10.05	$10.11	$10.18	$10.45
Total Return(2)	5.95%	2.73%	2.29%	(0.85)%	(2.14)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$86,651	$92,269	$112,946	$148,903	$207,787
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.54%	0.49%	0.50%	0.51%	0.55%
Net expenses	0.51%(4)	0.49%(4)	0.50%(4)	0.51%(4)	0.55%
Net investment income	3.33%	3.41%	3.10%	1.73%	0.84%
Portfolio Turnover	89%	55%	92%	109%	96%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended January 31, 2026, less than 0.005% of average daily net assets for the year ended January 31, 2025 and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$11.91	$12.09	$12.09	$12.49	$13.07
Income (Loss) From Operations
Net investment income	$0.40(1)	$0.37	$0.37	$0.23	$0.13
Net realized and unrealized gain (loss)	0.21	(0.18)	(0.01)	(0.40)	(0.53)
Total income (loss) from operations	$0.61	$0.19	$0.36	$(0.17)	$(0.40)
Less Distributions
From net investment income	$(0.38)	$(0.37)	$(0.36)	$(0.23)	$(0.13)
From net realized gain	—	—	—	—	(0.05)
Total distributions	$(0.38)	$(0.37)	$(0.36)	$(0.23)	$(0.18)
Net asset value — End of year	$12.14	$11.91	$12.09	$12.09	$12.49
Total Return(2)	5.26%	1.58%	3.13%	(1.25)%	(3.08)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$41,898	$39,656	$46,655	$52,419	$61,492
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.83%	0.87%	1.00%	1.03%	1.02%
Net expenses	0.83%(4)	0.85%(4)	0.84%(4)	0.87%(4)	0.90%
Net investment income	3.39%	3.29%	3.20%	1.96%	1.09%
Portfolio Turnover	64%	42%	127%	159%	61%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2026 and 2025, 0.01% of average daily net assets for the year ended January 31, 2024 and less than 0.01% of average daily net assets for the year ended January 31, 2023).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$11.91	$12.09	$12.08	$12.48	$13.07
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.30	$0.29	$0.14	$0.04
Net realized and unrealized gain (loss)	0.21	(0.20)	(0.00)(2)	(0.39)	(0.54)
Total income (loss) from operations	$0.52	$0.10	$0.29	$(0.25)	$(0.50)
Less Distributions
From net investment income	$(0.29)	$(0.28)	$(0.28)	$(0.15)	$(0.04)
From net realized gain	—	—	—	—	(0.05)
Total distributions	$(0.29)	$(0.28)	$(0.28)	$(0.15)	$(0.09)
Net asset value — End of year	$12.14	$11.91	$12.09	$12.08	$12.48
Total Return(3)	4.47%	0.82%	2.44%	(2.00)%	(3.88)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,511	$3,982	$4,437	$5,307	$8,362
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.58%	1.62%	1.75%	1.78%	1.77%
Net expenses	1.58%(5)	1.60%(5)	1.59%(5)	1.62%(5)	1.65%
Net investment income	2.65%	2.54%	2.44%	1.17%	0.34%
Portfolio Turnover	64%	42%	127%	159%	61%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2026 and 2025, 0.01% of average daily net assets for the year ended January 31, 2024 and less than 0.01% of average daily net assets for the year ended January 31, 2023).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$11.92	$12.11	$12.10	$12.50	$13.09
Income (Loss) From Operations
Net investment income	$0.43(1)	$0.40	$0.40	$0.26	$0.17
Net realized and unrealized gain (loss)	0.21	(0.19)	(0.00)(2)	(0.40)	(0.54)
Total income (loss) from operations	$0.64	$0.21	$0.40	$(0.14)	$(0.37)
Less Distributions
From net investment income	$(0.41)	$(0.40)	$(0.39)	$(0.26)	$(0.17)
From net realized gain	—	—	—	—	(0.05)
Total distributions	$(0.41)	$(0.40)	$(0.39)	$(0.26)	$(0.22)
Net asset value — End of year	$12.15	$11.92	$12.11	$12.10	$12.50
Total Return(3)	5.52%	1.84%	3.39%	(1.01)%	(2.90)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$365,880	$419,391	$414,852	$506,284	$619,232
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.58%	0.62%	0.75%	0.77%	0.77%
Net expenses	0.58%(5)	0.60%(5)	0.59%(5)	0.61%(5)	0.65%
Net investment income	3.64%	3.54%	3.44%	2.21%	1.34%
Portfolio Turnover	64%	42%	127%	159%	61%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended January 31, 2026 and 2025, 0.01% of average daily net assets for the year ended January 31, 2024 and less than 0.01% of average daily net assets for the year ended January 31, 2023).

See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Parametric TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal and Other Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. As of January 31, 2026, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Funds' financial statement presentation or disclosure.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Notes to Financial Statements — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2026 and January 31, 2025 was as follows:
	Year Ended January 31, 2026
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Tax-exempt income	$3,949,568	$13,178,471
Ordinary income	$509,864	$913,124
	Year Ended January 31, 2025
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Tax-exempt income	$3,903,966	$11,823,874
Ordinary income	$1,231,245	$3,177,957

Parametric
TABS Municipal Bond Funds
January 31, 2026
Notes to Financial Statements — continued

As of January 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Undistributed tax-exempt income	$ 12,244	$ 504,190
Deferred capital losses	(12,925,589)	(34,545,104)
Net unrealized appreciation	3,867,553	17,907,362
Distributions payable	(67,796)	(518,595)
Accumulated loss	$(9,113,588)	$(16,652,147)
At January 31, 2026, the Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Deferred capital losses:
Short-term	$10,132,139	$29,313,802
Long-term	$2,793,450	$5,231,302
The cost and unrealized appreciation (depreciation) of investments of each fund at January 31, 2026, as determined on a federal income tax basis, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Aggregate cost	$132,647,041	$392,117,938
Gross unrealized appreciation	$3,889,181	$18,259,504
Gross unrealized depreciation	(21,628)	(352,142)
Net unrealized appreciation	$3,867,553	$17,907,362

Parametric
TABS Municipal Bond Funds
January 31, 2026
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
	Annual Fee Rate
Average Daily Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Up to $1 billion	0.3500%	0.5000%
$1 billion but less than $2 billion	0.3375%	0.4750%
$2 billion but less than $5 billion	0.3250%	0.4550%
$5 billion and over	0.3175%	0.4400%
For the year ended January 31, 2026, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Adviser and Administration Fee	$484,102	$2,050,889
Effective Annual Rate	0.35%	0.50%
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of each Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2026, the investment adviser and administration fee paid was reduced by $7,702 and $15,453 for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively, relating to each Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Funds’ expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51% and 0.51% of Short-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively, and 0.85%, 1.60% and 0.60% of Intermediate-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after June 1, 2026. Pursuant to these agreements, EVM and Parametric waived and/or reimbursed $39,812 and none in total of Short-Term Municipal Bond Fund's and Intermediate-Term Municipal Bond Fund's operating expenses, respectively, for the year ended January 31, 2026.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on the sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales

Parametric
TABS Municipal Bond Funds
January 31, 2026
Notes to Financial Statements — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended January 31, 2026 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
EVM's Sub-Transfer Agent Fees	$1,772	$4,455
EVD's Class A Sales Charges	$894	$2,038
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$675	$ —
Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of EVM.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2026 for Class A shares amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A Distribution and Service Fees	$134,781	$95,864
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the year ended January 31, 2026, the Funds paid or accrued to EVD the following distribution fees:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Distribution Fees	$10,212	$24,962
Pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2026 amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Service Fees	$3,404	$8,321
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Parametric
TABS Municipal Bond Funds
January 31, 2026
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2026, the Funds were informed that EVD received the following amount of CDSCs paid by Class A and Class C shareholders.
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A	$ —	$ —
Class C	$ —	$1,403
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the year ended January 31, 2026 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Purchases
Investments (non-U.S. Government)	$119,322,113	$260,249,276
U.S. Government and Agency Securities	—	—
Total Purchases	$119,322,113	$260,249,276
Sales
Investments (non-U.S. Government)	$106,804,264	$244,371,531
U.S. Government and Agency Securities	23,559,441	66,565,839
Total Sales	$130,363,705	$310,937,370
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Short-Term Municipal Bond Fund
	Year Ended January 31, 2026			Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	263,546	$ 2,675,700	447,009	$ 4,492,484
Issued to shareholders electing to receive payments of distributions in Fund shares	124,100	1,255,715	138,943	1,396,625
Redemptions	(1,217,219)	(12,327,898)	(991,977)	(9,970,607)
Net decrease	(829,573)	$(8,396,483)	(406,025)	$(4,081,498)

Parametric
TABS Municipal Bond Funds
January 31, 2026
Notes to Financial Statements — continued

Short-Term Municipal Bond Fund (continued)
	Year Ended January 31, 2026			Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class C
Sales	27,080	$ 268,381	2,719	$ 27,141
Issued to shareholders electing to receive payments of distributions in Fund shares	2,936	29,615	3,116	31,197
Redemptions	(57,306)	(578,004)	(75,148)	(755,872)
Net decrease	(27,290)	$ (280,008)	(69,313)	$ (697,534)
Class I
Sales	2,601,335	$26,385,998	6,165,714	$62,369,641
Issued to shareholders electing to receive payments of distributions in Fund shares	226,709	2,295,073	245,957	2,472,710
Redemptions	(3,602,970)	(36,301,798)	(8,392,780)	(84,566,126)
Net decrease	(774,926)	$(7,620,727)	(1,981,109)	$(19,723,775)
Intermediate-Term Municipal Bond Fund
	Year Ended January 31, 2026			Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	887,498	$ 10,601,069	532,621	$ 6,384,762
Issued to shareholders electing to receive payments of distributions in Fund shares	50,480	600,487	49,254	589,831
Redemptions	(816,304)	(9,680,040)	(1,110,056)	(13,287,767)
Net increase (decrease)	121,674	$ 1,521,516	(528,181)	$ (6,313,174)
Class C
Sales	36,186	$ 430,528	51,721	$ 620,204
Issued to shareholders electing to receive payments of distributions in Fund shares	3,841	45,585	4,518	54,082
Redemptions	(167,582)	(1,982,646)	(88,782)	(1,066,216)
Net decrease	(127,555)	$ (1,506,533)	(32,543)	$ (391,930)
Class I
Sales	6,148,186	$ 73,128,476	9,674,301	$116,039,776
Issued to shareholders electing to receive payments of distributions in Fund shares	615,233	7,325,693	691,276	8,285,739
Redemptions	(11,832,208)	(140,381,731)	(9,456,947)	(113,306,108)
Net increase (decrease)	(5,068,789)	$(59,927,562)	908,630	$ 11,019,407

Parametric
TABS Municipal Bond Funds
January 31, 2026
Notes to Financial Statements — continued

8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, it may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended January 31, 2026.
9  Affiliated Investments
At January 31, 2026, the value of each Fund’s investment in funds that may be deemed to be affiliated was $783,762 for Short-Term Municipal Bond Fund, which represents 0.5% of its net assets, and $5,626,049 for Intermediate-Term Municipal Bond Fund, which represents 1.4% of its net assets. Transactions in such investments by the Funds for the year ended January 31, 2026 were as follows:
Short-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$7,603,605	$91,772,449	$(98,592,292)	$ —	$ —	$783,762	$217,103	783,762
Intermediate-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$27,361,166	$193,383,932	$(215,119,049)	$ —	$ —	$5,626,049	$434,936	5,626,049
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Notes to Financial Statements — continued

At January 31, 2026, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$135,064,695	$ —	$135,064,695
Taxable Municipal Obligations	—	666,137	—	666,137
Short-Term Investments	783,762	—	—	783,762
Total Investments	$ 783,762	$135,730,832	$ —	$136,514,594
Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$403,905,627	$ —	$403,905,627
Taxable Municipal Obligations	—	493,624	—	493,624
Short-Term Investments	5,626,049	—	—	5,626,049
Total Investments	$5,626,049	$404,399,251	$ —	$410,025,300

Parametric
TABS Municipal Bond Funds
January 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Parametric TABS Short-Term Municipal Bond Fund and Parametric TABS Intermediate-Term Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Parametric TABS Short-Term Municipal Bond Fund and Parametric TABS Intermediate-Term Municipal Bond Fund (collectively, the “Funds”), certain of the funds constituting Eaton Vance Municipals Trust II, including the portfolios of investments, as of January 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of January 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
TABS Municipal Bond Funds
January 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2026, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
TABS Short-Term Municipal Bond Fund	88.57%
TABS Intermediate-Term Municipal Bond Fund	93.52%

This Page Intentionally Left Blank

EITAX-NCSR    1.31.26

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
Annual Financial Statements and
Additional Information
January 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2026
Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 97.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	$1,500	$ 1,491,183
New Hampshire Municipal Bond Bank, 3.00%, 8/15/34	1,650	1,656,968
New Jersey Infrastructure Bank, Green Bonds, 5.00%, 9/1/38	70	82,017
Oklahoma Water Resources Board, (State Loan Program):
5.00%, 10/1/40	880	967,668
5.00%, 10/1/41	580	635,211
Texas Water Development Board, 4.00%, 10/15/39	10,000	10,408,777
		$ 15,241,824
Education — 3.5%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 2.845%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,743,810
California University:
5.00%, 11/1/40	4,580	5,340,244
5.00%, 11/1/41	4,410	5,121,610
Duneland School Building Corp., IN, 4.00%, 1/15/35	1,915	2,032,245
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	440	449,679
Metropolitan State University of Denver, CO, (Student Housing and Event Center):
5.00%, 12/1/40	2,080	2,315,746
5.00%, 12/1/41	1,815	1,997,962
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 7/1/34	1,155	1,166,924
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	751,783
University of Mississippi Educational Building Corp., 4.00%, 10/1/38	1,540	1,583,299
Virginia College Building Authority, 4.00%, 2/1/33	865	874,044
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,648,717
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,800	2,884,189
		$ 28,910,252
Electric Utilities — 1.7%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 4.00%, 2/15/35	$5,690	$ 5,872,592
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	562,155
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Florida Municipal Power Agency, 3.00%, 10/1/33	$1,725	$ 1,705,605
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	250,515
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	741,863
Metropolitan Government of Nashville and Davidson County, TN, Electric Revenue, 4.00%, 5/15/39	1,375	1,395,405
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	505,280
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,620	2,698,373
		$ 13,731,788
Escrowed/Prerefunded — 0.3%
Grand Forks County, ND, Prerefunded to 10/1/30, 4.00%, 10/1/35	$345	$ 369,256
Los Angeles Unified School District, CA, Green Bonds, Prerefunded to 10/1/33, 5.00%, 10/1/38	1,455	1,744,718
		$ 2,113,974
General Obligations — 44.1%
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	$300	$ 303,203
Allen Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	7,000	7,938,948
Amarillo Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	2,725	2,761,050
Anoka-Hennepin Independent School District No. 11, MN, 3.00%, 2/1/36	775	750,063
Athens, AL, 5.00%, 5/1/33	200	230,853
Auburn School District No. 408, WA, 4.00%, 12/1/35	775	777,109
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	404,657
Beaufort County School District, SC:
3.00%, 3/1/39	7,800	7,317,455
3.00%, 3/1/40	8,455	7,793,584
Belding Area Schools, MI, 5.00%, 5/1/30	225	226,460
Bergen County, NJ, 2.00%, 11/1/33	1,860	1,687,810
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	275	292,728
Bexar County, TX, 3.00%, 6/15/30	5,950	5,951,930
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	1,000	1,007,007
Brookline, MA, 3.10%, 3/15/33	1,445	1,448,295
Burbank Unified School District, CA, (Election of 2013), 4.45%, 8/1/36	900	931,017

1
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California:
3.00%, 11/1/35	$3,605	$ 3,627,082
3.80%, 12/1/38	2,585	2,690,915
4.55%, 12/1/37	1,000	1,072,824
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,135,643
Celina, TX, 1.625%, 9/1/32	2,380	2,124,339
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	835	918,802
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	400	354,150
0.00%, 8/1/31	460	394,699
0.00%, 8/1/32	530	439,344
0.00%, 8/1/35	175	128,698
0.00%, 8/1/36	175	122,688
0.00%, 8/1/37	275	183,520
0.00%, 8/1/38	325	206,308
0.00%, 8/1/39	365	219,636
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,128,344
4.00%, 9/1/33	1,000	1,024,652
4.00%, 9/1/34	1,000	1,022,262
Chandler, AZ, 2.85%, 7/1/32	590	590,687
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	460,030
Chisholm Independent School District No. 695, MN, 0.00%, 2/1/38	820	495,507
Clark County, NV:
3.00%, 11/1/34	1,000	993,919
4.00%, 6/1/36	175	176,805
Coconino County Unified School District No. 1, AZ:
1.50%, 7/1/32	930	825,273
1.75%, 7/1/34	1,760	1,525,283
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	320	321,551
College Station, TX:
3.35%, 2/15/34	1,485	1,491,153
3.45%, 2/15/35	865	868,649
Comal County, TX, 4.00%, 2/1/33	5,580	5,584,332
Connecticut:
4.00%, 1/15/34	3,000	3,133,181
4.00%, 1/15/35	3,000	3,120,697
5.00%, 12/1/31	1,460	1,670,893
5.00%, 3/15/35	225	268,060
5.00%, 12/1/35	235	280,899
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Conroe Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39(2)	$1,820	$ 2,074,755
Conroe, TX, 4.125%, 3/1/39	1,895	1,959,577
Cook County School District No. 25, IL, 5.00%, 12/15/32	630	642,954
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	562,533
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,514,772
Dallas Center-Grimes Community School District, IA:
3.00%, 5/1/35	1,075	1,063,979
3.00%, 5/1/36	910	891,005
Dallas, TX, 5.00%, 2/15/40	5,145	5,842,797
David Douglas School District No. 40, OR:
0.00%, 6/15/31	375	320,175
0.00%, 6/15/34	1,455	1,098,879
0.00%, 6/15/35	1,250	895,286
0.00%, 6/15/36	1,690	1,139,906
0.00%, 6/15/37	700	444,475
0.00%, 6/15/38	750	447,669
Dedham, MA, 3.30%, 4/1/36	775	775,049
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	776,770
Delaware, 5.00%, 5/1/37	1,370	1,587,535
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	504,254
Euless, TX, 5.00%, 2/15/34	125	144,134
Fairfax County, VA, 4.00%, 10/1/42	4,680	4,775,179
Florida:
2.00%, 7/1/33	1,535	1,364,591
3.00%, 7/1/34	5,195	5,191,247
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	395,638
3.00%, 8/15/36	500	483,081
Frenship Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	1,640	1,617,565
Glen Rose Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/30	560	623,959
5.00%, 8/15/32	935	1,036,087
5.00%, 8/15/33	1,020	1,126,754
5.00%, 8/15/34	330	363,411
Grayson County Junior College District, TX, 5.00%, 2/15/36	865	992,722
Greensboro, NC, 2.00%, 4/1/36	280	245,181

2
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Grosse Pointe Public School System, MI, 3.00%, 5/1/36	$1,580	$ 1,523,466
Guilford County, NC, 3.00%, 5/1/35	190	189,947
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	873,283
Harrisburg School District No. 41-2, SD:
2.00%, 8/1/32	2,230	2,086,243
2.00%, 8/1/33	1,305	1,200,800
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	3,445	3,464,830
Hays County, TX, 3.00%, 2/15/37	1,125	1,082,257
Hempstead, NY:
2.00%, 6/15/33	5,935	5,436,166
2.00%, 6/15/34	6,095	5,480,497
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,019,646
Henrico County, VA, 3.35%, 8/1/36	4,670	4,688,676
Homewood, AL, 5.00%, 9/1/29	1,325	1,344,593
Honolulu City and County, HI, 3.00%, 9/1/31	30	30,062
Houston, TX, 4.00%, 3/1/37	1,730	1,738,360
Independence School District, MO, 3.25%, 3/1/38	2,605	2,585,137
Iowa City Community School District, IA, 2.75%, 6/1/30	2,850	2,785,086
Kansas City, MO, 3.00%, 2/1/35	240	237,765
Kennebunk, ME, 2.00%, 10/1/35	300	260,902
Knox County, TN, 3.00%, 6/1/35	2,625	2,598,691
Knoxville, TN, 3.00%, 5/1/39	3,365	3,131,625
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	720,308
Lake Oswego, OR, 2.50%, 6/1/33	1,205	1,167,100
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,013,577
Lane County School District No. 40, OR, 0.00%, 6/15/38	900	530,860
Lexington, MA, 3.20%, 2/15/36	1,195	1,195,935
Lone Star College System, TX, 3.00%, 2/15/36	1,395	1,370,019
Longmeadow, MA, 2.00%, 5/15/34	345	306,735
Longview, TX, 4.00%, 9/1/37	1,100	1,112,296
Loudoun County, VA, 3.25%, 12/1/35	910	910,052
Marshfield, MA:
2.00%, 9/15/33	385	347,442
2.00%, 9/15/34	695	614,817
Maryland, 5.00%, 6/1/40	5,000	5,742,851
Massachusetts, 2.00%, 3/1/34	500	454,812
McKinney, TX, 2.50%, 8/15/35	2,080	1,929,304
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	325	345,294
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Merriam, KS, 4.50%, 8/1/40	$2,800	$ 2,912,012
Mildred Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	425	420,797
Millbrae School District, CA, 2.50%, 7/1/33	265	255,713
Minnesota, 5.00%, 8/1/38	4,950	5,778,890
Minnetonka Independent School District No. 276, MN:
0.00%, 2/1/39	625	389,779
0.00%, 2/1/40	500	295,604
0.00%, 2/1/41	675	376,509
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/34	3,435	2,697,698
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,296,200
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,199,760
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	169,170
Nebo School District, UT, 2.125%, 7/1/34	4,465	4,096,289
Nevada, 2.125%, 5/1/38	1,800	1,480,024
New York, 5.00%, 3/15/38	5,425	6,417,593
New York, NY:
4.00%, 10/1/37	1,875	1,910,587
5.00%, 10/1/40	2,000	2,235,312
5.00%, 8/1/41	4,000	4,469,811
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,617,360
0.00%, 8/1/37	6,580	4,594,194
Norfolk, VA, 5.00%, 9/1/40	4,810	5,232,217
North Carolina, 3.00%, 6/1/31	3,650	3,657,680
Orange County, NC:
3.25%, 8/1/36	2,575	2,579,472
3.30%, 8/1/37	2,070	2,067,090
Oregon:
5.00%, 5/15/39	2,250	2,421,801
5.00%, 5/15/40	2,875	3,079,766
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	4,840	5,039,461
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	250	257,594
Pecos Barstow Toyah Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	1,575	1,576,601
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	790	760,204
Pennsylvania, 4.00%, 10/1/37	17,000	17,689,044
Plano, TX, 3.28%, 9/1/35	1,700	1,694,132
Portland, ME, 2.50%, 4/1/35	1,325	1,239,131

3
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Portland, OR, 2.00%, 10/1/35	$2,345	$ 2,063,247
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	802,223
Racine County, WI:
0.25%, 3/1/37	235	161,171
0.50%, 3/1/38	320	217,785
Rhode Island, 2.00%, 8/1/36	890	748,687
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	600	600,384
Richmond, VA:
2.60%, 7/15/37	7,845	7,123,427
2.65%, 7/15/38	7,910	7,094,579
River Falls School District, WI, 3.20%, 4/1/32	920	925,357
Romeo Community Schools, MI, 5.00%, 5/1/30	700	703,949
Roseville Joint Union High School District, CA, (Election of 2007):
0.00%, 8/1/33	85	67,932
0.00%, 8/1/34	85	64,736
0.00%, 8/1/37	175	112,747
0.00%, 8/1/38	210	127,419
0.00%, 8/1/39	225	128,350
0.00%, 8/1/40	215	114,846
Round Rock, TX, 4.00%, 8/15/38	725	745,366
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	502,732
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,534,047
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	450,433
Scituate, MA, 2.00%, 10/1/34	670	607,585
Somerville, MA, 1.75%, 10/15/34	4,020	3,476,700
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	300	303,013
Spokane, WA, 4.00%, 12/1/36	2,980	3,024,031
St. Charles School District, MO, 3.00%, 3/1/38	650	615,346
Stamford, CT, 2.00%, 8/15/33	805	733,165
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,009,404
Texas, (LOC: JPMorgan Chase Bank, N.A.), 2.40%, 6/1/50(3)	18,870	18,870,000
Travis County, TX:
3.375%, 3/1/38	1,565	1,548,849
3.375%, 3/1/38	405	400,820
Tukwila, WA, 4.00%, 12/1/35	500	506,076
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,000	2,043,375
Umatilla School District No. 6R, Umatilla County, OR, 0.00%, 6/15/30	110	96,643
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Union County, NC:
3.00%, 9/1/35	$920	$ 917,856
3.00%, 9/1/36	985	968,501
United Independent School District, TX:
4.00%, 2/15/33	350	354,218
4.00%, 2/15/34	535	540,794
4.00%, 2/15/36	580	584,627
4.00%, 2/15/37	600	603,975
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	802,743
Vestavia Hills, AL, 4.00%, 8/1/35	800	821,114
Village of Dobbs Ferry, NY:
2.85%, 10/15/35	475	450,595
3.00%, 10/15/36	340	330,151
Waldwick School District, NJ:
2.00%, 7/15/34	1,245	1,097,225
2.00%, 7/15/35	1,110	954,426
2.00%, 7/15/36	1,300	1,086,291
Washington:
5.00%, 7/1/39	4,705	5,449,776
5.00%, 8/1/39	1,205	1,278,956
5.00%, 8/1/40	3,925	4,145,691
5.00%, 2/1/41	3,000	3,221,505
West St. Paul-Mendota Heights-Eagan Independent School District No. 197, MN, 3.55%, 2/1/36	7,615	7,612,338
Westchester County, NY, 2.00%, 10/15/33	650	590,857
Wichita Falls Independent School District, TX, (PSF Guaranteed), 3.00%, 2/1/38	2,220	2,077,058
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	360,469
Williamson County, TX, 3.00%, 2/15/33	220	220,443
Willis Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/34	205	205,331
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	114,166
Ysleta Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/37	405	416,031
		$363,481,403
Hospital — 3.5%
California Health Facilities Financing Authority, (Adventist Health System/West):
4.00%, 3/1/27	$90	$ 90,044
5.00%, 12/1/35	1,250	1,429,733
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	340	349,435

4
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/35	$220	$ 247,173
5.00%, 11/1/36	335	373,204
5.00%, 11/1/37	280	309,404
5.00%, 11/1/38	365	400,625
5.00%, 11/1/39	385	419,961
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	338,387
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	103,680
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	363,676
Idaho Health Facilities Authority, ID, (St. Lukes's Health System), 5.00% to 3/1/35 (Put Date), 3/1/60	3,750	4,177,854
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,028,968
5.00%, 10/1/31	1,500	1,521,025
5.00%, 10/1/32	2,000	2,026,710
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 5.00%, 5/15/37	2,650	3,153,627
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	877,539
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	2,016,030
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,006,800
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/28	600	605,994
5.00%, 7/1/31	275	277,726
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	153,475
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.00%, 11/1/31	3,220	3,615,387
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	150,028
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,505	1,510,781
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/28	65	65,481
5.00%, 12/1/30	300	302,000
5.00%, 12/1/31	70	70,436
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	$400	$ 403,592
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	444,385
		$ 28,833,160
Housing — 9.6%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 5.75%, 11/1/53	$3,900	$ 4,199,804
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 11/15/54	760	826,784
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.45%, 5/15/31	1,220	1,122,533
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/53	2,865	3,209,927
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/37	3,035	3,140,496
Iowa Finance Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 2.27%, 7/1/49(3)	4,000	4,000,000
Maricopa County and Phoenix Industrial Development Authorities, AZ, (GNMA), 5.75%, 3/1/56	5,975	6,639,385
Michigan Housing Development Authority, Social Bonds, 6.00%, 6/1/54	7,380	8,064,588
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	307,872
2019 Series A, 4.00%, 8/1/35	440	456,925
2019 Series C, 4.00%, 8/1/34	240	250,472
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	2,560	2,772,031
New York City Housing Development Corp., NY, Sustainability Bonds, 2.85%, 11/1/29	20	20,000
New York Mortgage Agency, 3.65%, 4/1/32	95	95,307
North Dakota Housing Finance Agency, Social Bonds, 6.00%, 7/1/54	4,610	5,027,231
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	2,190	2,398,176
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 6.25%, 10/1/53	5,310	5,790,455
South Dakota Housing Development Authority:
(FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	4,285	4,702,654
(FHLMC), (FNMA), GNMA), 6.25%, 11/1/55	4,900	5,532,614
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 1/1/54	2,315	2,530,533
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 6.00%, 1/1/54	4,600	5,097,047

5
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Utah Housing Corp., (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/54	$4,730	$ 5,258,704
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	994	1,001,286
Virginia Housing Development Authority, 2.55%, 5/1/27	90	89,858
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 9/1/54	5,800	6,313,277
		$ 78,847,959
Insured - Bond Bank — 1.4%
Indianapolis Local Public Improvement Bond Bank, IN, (AG), 4.00%, 6/1/36	$10,855	$ 11,299,015
		$ 11,299,015
Insured - Education — 0.2%
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/39	$1,220	$ 1,401,518
		$ 1,401,518
Insured - Electric Utilities — 0.5%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M):
(AG), 4.00%, 1/1/37	$470	$ 479,731
(AG), 5.00%, 7/1/30	120	132,426
(AG), 5.00%, 7/1/31	225	252,608
(AG), 5.00%, 7/1/32	465	529,218
(AG), 5.00%, 7/1/33	330	376,497
(AG), 5.00%, 7/1/34	365	414,486
(AG), 5.00%, 7/1/35	260	292,494
(AG), 5.00%, 7/1/36	500	556,509
(AG), 5.00%, 7/1/37	390	431,040
(AG), 5.00%, 7/1/38	405	444,965
		$ 3,909,974
Insured - General Obligations — 0.8%
Amber Creek Metropolitan District, CO:
(BAM), 5.00%, 12/1/33	$160	$ 176,314
(BAM), 5.00%, 12/1/34	135	148,466
(BAM), 5.00%, 12/1/35	160	175,298
(BAM), 5.00%, 12/1/40	310	332,854
Colton Joint Unified School District, CA, (Election of 2024):
(BAM), 0.00%, 8/1/37	500	331,972
(BAM), 0.00%, 8/1/38	600	378,418
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Colton Joint Unified School District, CA, (Election of 2024): (continued)
(BAM), 0.00%, 8/1/39	$550	$ 328,886
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/26	10	10,003
Mauston School District, WI, (AG), 1.60%, 3/1/34	2,255	1,884,615
Ravenswood City School District, CA, (Election of 2022):
(AG), 0.00%, 8/1/39	300	177,264
(AG), 0.00%, 8/1/40	650	361,726
(AG), 0.00%, 8/1/41	1,000	522,333
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/34	190	144,458
(BAM), 0.00%, 8/1/35	425	306,641
(BAM), 0.00%, 8/1/36	500	341,281
(BAM), 0.00%, 8/1/37	750	482,134
(BAM), 0.00%, 8/1/38	450	273,142
		$ 6,375,805
Insured - Lease Revenue/Certificates of Participation — 0.5%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 100,185
Fairfield, CA, Certificates of Participation:
(AG), 0.00%, 4/1/34	1,000	788,101
(AG), 0.00%, 4/1/37	5,000	3,462,935
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	75	75,157
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	90	90,785
		$ 4,517,163
Insured - Special Tax Revenue — 1.2%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.00%, 6/1/37	$1,000	$ 1,145,335
(AG), 5.00%, 6/1/38	1,650	1,760,249
(AG), 5.00%, 6/1/39	1,350	1,520,046
(AG), 5.00%, 6/1/40	2,200	2,451,505
(AG), 5.00%, 6/1/40	1,000	1,114,320
Mobile County Board of School Commissioners, AL, (BAM), 4.00%, 3/1/36	1,405	1,445,890
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AG), 3.00%, 9/1/36	880	843,598
		$ 10,280,943

6
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.6%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/49	$6,515	$ 3,806,802
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	175	175,360
New Orleans Aviation Board, LA, (AG), 5.00%, 1/1/34	1,000	1,040,437
		$ 5,022,599
Insured - Water and Sewer — 0.0%†
Hamburg Municipal Authority, PA, Sewer Revenue:
(AG), 2.00%, 10/1/32	$45	$ 42,408
(AG), 2.00%, 10/1/34	30	25,685
		$ 68,093
Lease Revenue/Certificates of Participation — 3.2%
Colorado Department of Transportation:
5.00%, 6/15/30	$350	$ 353,300
5.00%, 6/15/31	310	312,900
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	1,700	1,789,718
IPS Multi-School Building Corp., IN, Social Bonds, 5.00%, 7/15/36	390	447,797
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,512,021
Los Angeles Unified School District, CA, Green Bonds, 5.00%, 10/1/38	995	1,139,917
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,885,245
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/41	12,325	13,800,500
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	500,874
Sandy Springs Public Facilities Authority, GA:
2.00%, 5/1/35	600	537,895
2.00%, 5/1/36	500	436,881
		$ 26,717,048
Other Revenue — 9.6%
Black Belt Energy Gas District, AL, 5.00%, 12/1/35	$9,500	$ 10,261,970
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	2,020	2,045,538
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	5,300	5,400,286
Green Bonds, 5.00% to 5/1/35 (Put Date), 10/1/56	4,000	4,392,206
Energy Southeast A Cooperative District, AL, 5.00%, 11/1/35	3,500	3,765,227
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	$5,000	$ 5,079,086
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	501,691
5.00%, 4/1/29	275	276,241
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	23,630,541
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,648,048
5.00% to 12/1/31 (Put Date), 12/1/54	3,000	3,217,463
5.00% to 12/1/32 (Put Date), 5/1/55	5,000	5,388,335
Philadelphia Energy Authority:
Sustainability Bonds, 5.00%, 11/1/33	500	577,175
Sustainability Bonds, 5.00%, 11/1/38	850	953,969
Sustainability Bonds, 5.00%, 11/1/43	750	806,846
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	1,150	1,171,786
Tennessee Energy Acquisition Corp., 5.00%, 11/1/34	8,200	8,919,897
		$ 79,036,305
Senior Living/Life Care — 2.1%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,455	$ 1,508,407
4.00%, 1/1/32	350	360,860
4.00%, 1/1/33	600	617,052
4.00%, 1/1/34	685	702,363
4.00%, 1/1/35	615	628,134
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,074
5.00%, 11/15/30	910	911,337
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/31	210	230,100
5.00%, 4/1/32	315	349,022
5.00%, 4/1/33	490	547,313
5.00%, 4/1/34	415	465,802
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,036,393
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	310,240
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/31	205	223,073

7
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Lancaster Municipal Authority, PA, (Garden Spot Village): (continued)
5.00%, 5/1/32	$305	$ 334,914
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
3.00%, 2/1/27	975	971,968
5.00%, 2/1/31	1,160	1,247,333
5.00%, 2/1/32	775	841,063
5.00%, 2/1/33	515	562,297
5.00%, 2/1/34	525	576,461
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	10	10,128
Series 2016A, 5.00%, 10/1/31	300	303,709
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	3,000	3,216,743
Washington Housing Finance Commission, WA, (Emerald Heights), 5.00%, 7/1/38	1,580	1,678,074
		$ 17,682,860
Special Tax Revenue — 4.3%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/29	$275	$ 291,019
5.00%, 5/1/30	160	171,824
5.00%, 5/1/31	455	494,425
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/34	1,000	1,153,722
5.00%, 7/1/39	3,000	3,391,770
Massachusetts School Building Authority, Social Bonds, 5.00%, 2/15/37	2,350	2,854,116
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/30	950	953,955
5.00%, 4/1/31	895	898,487
5.00%, 4/1/32	735	738,072
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37	1,995	1,998,945
4.00%, 2/1/38	310	317,485
5.00%, 11/1/40	2,685	2,981,649
5.00%, 5/1/41	1,305	1,454,999
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/37	6,950	7,125,534
5.00%, 3/15/40	1,840	2,096,435
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	1,500	1,725,542
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	$2,885	$ 2,961,142
4.00%, 3/15/39	2,900	2,936,911
Tri-County Metropolitan Transportation District of Oregon, OR, Green Bonds, 3.00%, 9/1/37	1,100	1,040,700
		$ 35,586,732
Transportation — 4.6%
Alameda Corridor Transportation Authority, CA:
0.00%, 10/1/49	$1,335	$ 772,979
0.00%, 10/1/50	5,000	2,886,826
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	70	72,477
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/41	1,250	1,400,188
5.25%, 1/1/32	2,565	2,625,454
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,255	1,278,511
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	175,382
5.00%, 12/1/32	350	350,697
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/33	225	242,504
Maryland Department of Transportation, 3.00%, 10/1/31	4,730	4,780,023
Metropolitan Transportation Authority, NY, 2.869%, (67% of SOFR + 0.43%), 11/1/26(1)	300	298,925
Nevada Highway Improvement Revenue, 2.00%, 12/1/34	850	745,334
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	153,057
North Texas Tollway Authority, 4.125%, 1/1/39	6,000	6,162,663
Port Authority of New York and New Jersey, 5.00%, 10/15/41	8,500	9,697,653
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/31	300	317,253
5.00%, 7/1/32	660	696,743
5.00%, 7/1/33	600	632,199
5.00%, 7/1/34	450	473,297
Virgin Islands Transportation and Infrastructure Corp.:
5.00%, 9/1/35	1,480	1,702,498
5.00%, 9/1/40	1,415	1,574,258
5.00%, 9/1/41	1,200	1,323,697
		$ 38,362,618

8
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 4.4%
Collier County Water-Sewer District, FL, 3.00%, 7/1/38	$1,000	$ 942,867
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/37	800	808,285
Honolulu City and County, HI, Wastewater System Revenue, Green Bonds, 5.00%, 7/1/41	2,195	2,486,952
Indiana Finance Authority, (CWA Authority, Inc.), Green Bonds, 4.00%, 10/1/36	1,475	1,529,068
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/39	5,000	5,506,582
Lincoln, NE, Sanitary Sewer Revenue, 3.00%, 6/15/35	435	428,428
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	220	234,021
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	585,074
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,710,058
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	105	106,145
Metropolitan Utilities District of Omaha, NE, Water System Revenue, 3.25%, 12/1/31	1,720	1,720,526
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 3.00%, 6/15/36	1,000	987,221
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	155	159,872
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	678,107
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, 4.00%, 10/1/37	185	198,253
San Francisco, CA, Public Utilities Commission Water Revenue, 5.00%, 11/1/40	2,060	2,604,167
Santa Maria, CA, Water & Wastewater Revenue, 3.00%, 2/1/35	1,580	1,593,947
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,976,151
Southeast Energy Authority, AL, (Project No. 6), (Liq: Royal Bank of Canada), 5.00% to 6/1/30 (Put Date), 1/1/54	1,500	1,589,977
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,327,061
4.00%, 10/15/36	500	504,877
4.00%, 10/15/36	700	713,032
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Washington Suburban Sanitary District, MD, 2.00%, 6/1/34	$2,000	$ 1,792,903
Winston-Salem, NC, Water & Sewer System Revenue, 2.375%, 6/1/38	2,085	1,824,418
		$ 36,007,992
Total Tax-Exempt Municipal Obligations (identified cost $776,230,698)		$807,429,025

Short-Term Investments — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(4)	11,613,972	$ 11,613,972
Total Short-Term Investments (identified cost $11,613,972)		$ 11,613,972
Total Investments — 99.3% (identified cost $787,844,670)		$819,042,997
Other Assets, Less Liabilities — 0.7%		$ 5,747,596
Net Assets — 100.0%		$824,790,593
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(4)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of January 31, 2026.
At January 31, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	16.7%
Others, representing less than 10% individually	81.2%

9
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2026, 5.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 4.4% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
10
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Statement of Assets and Liabilities

January 31, 2026
Assets
Unaffiliated investments, at value (identified cost $776,230,698)	$807,429,025
Affiliated investments, at value (identified cost $11,613,972)	11,613,972
Interest receivable	8,315,991
Dividends receivable from affiliated investments	68,721
Receivable for investments sold	11,831,281
Receivable for Fund shares sold	817,014
Trustees' deferred compensation plan	40,954
Total assets	$840,116,958
Liabilities
Payable for investments purchased	$11,530,027
Payable for when-issued securities	2,064,517
Payable for Fund shares redeemed	873,699
Distributions payable	366,735
Payable to affiliates:
Investment adviser and administration fee	216,850
Distribution and service fees	15,176
Sub-transfer agency fee	4,332
Trustees' deferred compensation plan	40,954
Other	12,527
Accrued expenses	201,548
Total liabilities	$15,326,365
Net Assets	$824,790,593
Sources of Net Assets
Paid-in capital	$865,900,115
Accumulated loss	(41,109,522)
Net Assets	$824,790,593
Class A Shares
Net Assets	$50,897,588
Shares Outstanding	4,067,489
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.51
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$12.93
Class C Shares
Net Assets	$5,213,754
Shares Outstanding	416,870
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$12.51
Class I Shares
Net Assets	$768,679,251
Shares Outstanding	61,477,344
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.50
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Statement of Operations

Year Ended
January 31, 2026
Investment Income
Dividend income from affiliated investments	$772,210
Interest income	27,669,994
Total investment income	$28,442,204
Expenses
Investment adviser and administration fee	$2,371,181
Distribution and service fees:
Class A	123,870
Class C	65,855
Trustees’ fees and expenses	45,024
Custodian fee	175,857
Transfer and dividend disbursing agent fees	241,138
Legal and accounting services	122,951
Printing and postage	18,800
Registration fees	67,959
Miscellaneous	44,692
Total expenses	$3,277,327
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$150,707
Total expense reductions	$150,707
Net expenses	$3,126,620
Net investment income	$25,315,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,999,804)
Net realized loss	$(1,999,804)
Change in unrealized appreciation (depreciation):
Investments	$22,482,947
Net change in unrealized appreciation (depreciation)	$22,482,947
Net realized and unrealized gain	$20,483,143
Net increase in net assets from operations	$45,798,727
12
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Statements of Changes in Net Assets

	Year Ended January 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$25,315,584	$24,401,468
Net realized gain (loss)	(1,999,804)	236,502
Net change in unrealized appreciation (depreciation)	22,482,947	(8,966,259)
Net increase in net assets from operations	$45,798,727	$15,671,711
Distributions to shareholders:
Class A	$(1,472,392)	$(1,596,477)
Class C	(146,306)	(235,747)
Class I	(22,064,667)	(20,900,769)
Total distributions to shareholders	$(23,683,365)	$(22,732,993)
Transactions in shares of beneficial interest:
Class A	$(3,503,289)	$(2,179,070)
Class C	(2,735,264)	(5,770,459)
Class I	72,960,879	42,213,141
Net increase in net assets from Fund share transactions	$66,722,326	$34,263,612
Net increase in net assets	$88,837,688	$27,202,330
Net Assets
At beginning of year	$735,952,905	$708,750,575
At end of year	$824,790,593	$735,952,905
13
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Financial Highlights

	Class A
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$12.15	$12.26	$12.21	$12.70	$13.24
Income (Loss) From Operations
Net investment income	$0.39(1)	$0.35	$0.33	$0.24	$0.18
Net realized and unrealized gain (loss)	0.33	(0.11)	0.05	(0.49)	(0.54)
Total income (loss) from operations	$0.72	$0.24	$0.38	$(0.25)	$(0.36)
Less Distributions
From net investment income	$(0.36)	$(0.35)	$(0.33)	$(0.24)	$(0.18)
Total distributions	$(0.36)	$(0.35)	$(0.33)	$(0.24)	$(0.18)
Net asset value — End of year	$12.51	$12.15	$12.26	$12.21	$12.70
Total Return(2)	6.06%	2.02%	3.23%	(1.88)%	(2.73)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$50,898	$53,009	$55,676	$62,567	$81,892
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.67%	0.65%	0.68%	0.68%	0.66%
Net expenses	0.65%(5)	0.64%(5)	0.64%(5)	0.65%(5)	0.65%
Net investment income	3.19%	3.13%	2.93%	2.02%	1.39%
Portfolio Turnover of the Portfolio(6)	—	—	6%	84%	22%
Portfolio Turnover of the Fund	35%	28%	52%(7)	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023, respectively).
(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(7)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
14
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$12.14	$12.26	$12.20	$12.69	$13.23
Income (Loss) From Operations
Net investment income	$0.30(1)	$0.27	$0.24	$0.15	$0.08
Net realized and unrealized gain (loss)	0.34	(0.13)	0.06	(0.49)	(0.54)
Total income (loss) from operations	$0.64	$0.14	$0.30	$(0.34)	$(0.46)
Less Distributions
From net investment income	$(0.27)	$(0.26)	$(0.24)	$(0.15)	$(0.08)
Total distributions	$(0.27)	$(0.26)	$(0.24)	$(0.15)	$(0.08)
Net asset value — End of year	$12.51	$12.14	$12.26	$12.20	$12.69
Total Return(2)	5.35%	1.17%	2.54%	(2.62)%	(3.47)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,214	$7,793	$13,691	$20,513	$30,795
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.42%	1.40%	1.43%	1.43%	1.41%
Net expenses	1.40%(5)	1.39%(5)	1.39%(5)	1.40%(5)	1.40%
Net investment income	2.44%	2.39%	2.17%	1.26%	0.64%
Portfolio Turnover of the Portfolio(6)	—	—	6%	84%	22%
Portfolio Turnover of the Fund	35%	28%	52%(7)	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023, respectively).
(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(7)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
15
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$12.14	$12.25	$12.20	$12.69	$13.23
Income (Loss) From Operations
Net investment income	$0.42(1)	$0.38	$0.36	$0.27	$0.22
Net realized and unrealized gain (loss)	0.33	(0.11)	0.05	(0.49)	(0.54)
Total income (loss) from operations	$0.75	$0.27	$0.41	$(0.22)	$(0.32)
Less Distributions
From net investment income	$(0.39)	$(0.38)	$(0.36)	$(0.27)	$(0.22)
Total distributions	$(0.39)	$(0.38)	$(0.36)	$(0.27)	$(0.22)
Net asset value — End of year	$12.50	$12.14	$12.25	$12.20	$12.69
Total Return(2)	6.33%	2.27%	3.49%	(1.64)%	(2.49)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$768,679	$675,151	$639,383	$547,295	$825,332
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.42%	0.40%	0.43%	0.43%	0.41%
Net expenses	0.40%(5)	0.39%(5)	0.39%(5)	0.40%(5)	0.40%
Net investment income	3.44%	3.38%	3.17%	2.25%	1.64%
Portfolio Turnover of the Portfolio(6)	—	—	6%	84%	22%
Portfolio Turnover of the Fund	35%	28%	52%(7)	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to less than 0.005%, 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023, respectively).
(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(7)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
16
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Notes to Financial Statements

1  Significant Accounting Policies
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. As of January 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
17

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Notes to Financial Statements — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2026 and January 31, 2025 was as follows:
	Year Ended January 31,
	2026	2025
Tax-exempt income	$22,991,594	$21,358,785
Ordinary income	$691,771	$1,374,208
18

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Notes to Financial Statements — continued

As of January 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 598,499
Deferred capital losses	(64,384,181)
Net unrealized appreciation	23,042,895
Distributions payable	(366,735)
Accumulated loss	$(41,109,522)
At January 31, 2026, the Fund, for federal income tax purposes, had deferred capital losses of $64,384,181 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2026, $33,198,895 are short-term and $31,185,286 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$796,000,102
Gross unrealized appreciation	$23,385,609
Gross unrealized depreciation	(342,714)
Net unrealized appreciation	$23,042,895
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the year ended January 31, 2026, the investment adviser and administration fee amounted to $2,371,181 or 0.32% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2026, the investment adviser and administration fee paid was reduced by $27,082 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or
19

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Notes to Financial Statements — continued

litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after June 1, 2026. Pursuant to this agreement, EVM and Parametric waived and/or reimbursed $123,625 in total of the Fund’s operating expenses for the year ended January 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2026, EVM earned $12,224 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,620 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended January 31, 2026 in the amount of $1,900. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2026 amounted to $123,870 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2026, the Fund paid or accrued to EVD $49,391 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2026 amounted to $16,464 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2026, the Fund was informed that EVD received $3,360 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $332,685,838 and $253,771,743, respectively, for the year ended January 31, 2026.
20

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	944,721	$ 11,554,110	930,491	$ 11,325,040
Issued to shareholders electing to receive payments of distributions in Fund shares	90,186	1,099,189	98,111	1,192,906
Redemptions	(1,330,655)	(16,156,588)	(1,205,792)	(14,697,016)
Net decrease	(295,748)	$ (3,503,289)	(177,190)	$ (2,179,070)
Class C
Sales	56,414	$ 690,657	82,943	$ 1,005,900
Issued to shareholders electing to receive payments of distributions in Fund shares	8,157	99,186	14,620	177,569
Redemptions	(289,463)	(3,525,107)	(572,872)	(6,953,928)
Net decrease	(224,892)	$ (2,735,264)	(475,309)	$ (5,770,459)
Class I
Sales	18,395,797	$224,291,327	16,124,171	$196,206,336
Issued to shareholders electing to receive payments of distributions in Fund shares	1,523,331	18,562,724	1,489,811	18,101,099
Redemptions	(14,058,600)	(169,893,172)	(14,180,889)	(172,094,294)
Net increase	5,860,528	$ 72,960,879	3,433,093	$ 42,213,141
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2026.
21

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Notes to Financial Statements — continued

9   Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $11,613,972, which represents 1.4% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$45,641,594	$288,268,839	$(322,296,461)	$ —	$ —	$11,613,972	$772,210	11,613,972
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$807,429,025	$ —	$807,429,025
Short-Term Investments	11,613,972	—	—	11,613,972
Total Investments	$11,613,972	$807,429,025	$ —	$819,042,997
22

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”), one of the funds constituting Eaton Vance Municipals Trust II, including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
23

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2026, the Fund designates 97.08% of distributions from net investment income as an exempt-interest dividend.
24

EALTX-NCSR    1.31.26

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
Annual Financial Statements and
Additional Information
January 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information January 31, 2026
Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 98.3%
Security	Principal Amount (000's omitted)	Value
Education — 4.0%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 2.845%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 997,749
Metropolitan State University of Denver, CO, (Student Housing and Event Center), 5.00%, 12/1/36	1,000	1,157,355
New Jersey Educational Facilities Authority, (Princeton University), 5.00% to 7/1/31 (Put Date), 7/1/64	1,000	1,120,431
		$ 3,275,535
Electric Utilities — 7.4%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.60% to 2/1/30 (Put Date), 11/1/45	$1,125	$ 1,157,558
Foley Utilities Board, AL, 5.00%, 11/1/31	900	1,016,652
Fremont, NE, Combined Utilities Revenue, 1.75%, 7/15/33	1,600	1,367,890
Lansing Board of Water and Light, MI, 5.00% to 7/1/31 (Put Date), 7/1/51(2)	500	551,366
Orlando Utilities Commission, FL, (SPA: TD Bank, N.A.), 2.25%, 10/1/33(3)	1,400	1,400,000
Seattle, WA, Municipal Light and Power Revenue, 2.53%, (SIFMA + 0.25%), 5/1/45(1)	500	497,905
		$ 5,991,371
General Obligations — 33.1%
Amherst, NY, 3.00%, 11/1/31	$500	$ 500,026
Bexar County, TX, 3.00%, 6/15/30	2,300	2,300,746
California, 3.60%, 12/1/36	1,000	1,029,877
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/32	100	82,895
Columbia School District, MO, 2.10%, 3/1/27	500	496,952
Connecticut, 5.00%, 12/1/30	500	562,246
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	1,250	1,480,783
David Douglas School District No. 40, OR:
0.00%, 6/15/26	525	519,919
0.00%, 6/15/27	135	130,084
0.00%, 6/15/28	90	84,322
0.00%, 6/15/30	155	136,766
Eugene School District No. 4J, OR, Lane County, 3.00%, 6/15/34	750	750,023
Forest Lake, MN, 2.15%, 2/1/27	300	297,869
Fort Bend County Water Control and Improvement District No. 2, TX, 5.00%, 9/1/36	1,485	1,628,053
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Frisco, TX, 2.00%, 2/15/33	$65	$ 60,145
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	1,000	1,005,756
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/32	600	495,928
Lewisville, TX, 2.75%, 2/15/33	630	627,971
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	155	155,319
Loudoun County, VA, 1.625%, 12/1/34	1,000	845,843
Minnetonka Independent School District No. 276, MN, 0.00%, 2/1/34	145	113,470
New York, NY, 5.00%, 10/1/35	1,000	1,034,176
North Carolina:
2.00%, 6/1/33	1,365	1,267,804
3.00%, 6/1/31	2,500	2,505,261
Oregon, 5.00%, 5/15/34	1,500	1,649,632
Pennsylvania, 4.00%, 5/1/32	500	528,131
Roseville Joint Union High School District, CA, (Election of 2007), 0.00%, 8/1/35	115	83,046
Rutherford County, TN, 1.50%, 4/1/33	1,500	1,306,462
Sheldon Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	200	200,012
Somerville, MA, 1.75%, 10/15/33	3,000	2,648,770
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	288,695
5.00%, 4/1/30	135	148,847
St. Cloud Independent School District No. 742, MN, 0.00%, 2/1/27	200	194,704
Texas, (LOC: JPMorgan Chase Bank, N.A.), 2.40%, 6/1/50(3)	585	585,000
Tuscaloosa, AL, 5.00%, 8/1/34	680	797,231
Umatilla School District No. 6R, OR:
0.00%, 6/15/26	20	19,799
0.00%, 6/15/27	150	144,343
		$26,706,906
Hospital — 6.7%
California Health Facilities Financing Authority, (Adventist Health System/West), 5.00%, 12/1/35	$750	$ 857,840
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/30	250	271,922
5.00%, 11/1/31	210	231,373
5.00%, 11/1/32	275	305,821
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	500	538,698

1
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Indiana Finance Authority, (Ascension Senior Credit), 5.00%, 11/15/28	$2,000	$ 2,136,227
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/28	1,000	1,057,494
		$ 5,399,375
Housing — 10.6%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$365	$ 386,022
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	730	774,938
New York City Housing Development Corp., NY, Green Bonds, (SPA: TD Bank, N.A.), 2.27%, 5/1/50(3)	2,000	2,000,000
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	600	636,303
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	955	1,045,780
Pennsylvania Housing Finance Agency, SFMR, 2.10%, 4/1/28	115	113,551
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	950	1,042,595
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	745	784,723
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,615	1,759,594
		$ 8,543,506
Industrial Development Revenue — 1.0%
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	$800	$ 809,846
		$ 809,846
Insured - General Obligations — 4.2%
Amber Creek Metropolitan District, CO:
(BAM), 5.00%, 12/1/26	$225	$ 228,947
(BAM), 5.00%, 12/1/27	145	150,478
(BAM), 5.00%, 12/1/28	75	79,323
(BAM), 5.00%, 12/1/29	35	37,688
(BAM), 5.00%, 12/1/30	175	191,001
Clifton, NJ, (BAM), 2.00%, 8/15/33	750	679,824
Colton Joint Unified School District, CA, (Election of 2024), (BAM), 0.00%, 8/1/36	505	352,653
Royse City, TX, (BAM), 5.00%, 8/15/35	1,420	1,646,039
		$ 3,365,953
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.2%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$ 180,344
		$ 180,344
Insured - Special Tax Revenue — 1.4%
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.00%, 6/1/34	$1,000	$ 1,156,829
		$ 1,156,829
Other Revenue — 10.0%
Black Belt Energy Gas District, AL, 5.25% to 9/1/32 (Put Date), 5/1/55	$750	$ 809,556
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	840	850,620
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	155	155,325
5.00%, 12/1/28	270	270,564
5.00%, 12/1/29	600	601,191
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,118,438
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	1,000	1,066,904
Southeast Energy Authority, AL, 5.00%, 10/1/30	1,000	1,086,182
Tennessee Energy Acquisition Corp., 5.00%, 11/1/34	1,000	1,087,792
		$ 8,046,572
Senior Living/Life Care — 6.1%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	$830	$ 831,241
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/26	450	451,532
5.00%, 4/1/27	365	373,878
5.00%, 4/1/30	200	216,263
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/30	200	214,944
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/27	760	772,426
5.00%, 2/1/28	950	980,711

2
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	$965	$ 1,058,470
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/28	30	30,169
		$ 4,929,634
Special Tax Revenue — 4.0%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 3.20%, 11/1/38(4)	$1,215	$ 1,215,000
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, (LOC: Sumitomo Mitsui Banking Corp.), 2.27%, 11/1/41(3)	2,000	2,000,000
		$ 3,215,000
Transportation — 3.9%
Maryland Department of Transportation, 3.00%, 10/1/31	$560	$ 565,922
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 2.27%, 12/1/39(3)	2,000	2,000,000
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/31	500	550,781
		$ 3,116,703
Water and Sewer — 5.7%
New York City Municipal Water Finance Authority, 5.00%, 6/15/45	$2,000	$ 2,051,739
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,522,162
		$ 4,573,901
Total Tax-Exempt Municipal Obligations (identified cost $77,334,848)		$79,311,475

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(5)	1,366,754	$ 1,366,754
Total Short-Term Investments (identified cost $1,366,754)		$ 1,366,754
Total Investments — 100.0% (identified cost $78,701,602)		$80,678,229
Other Assets, Less Liabilities — 0.0%†		$ 7,911
Net Assets — 100.0%		$80,686,140

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2026.
(5)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of January 31, 2026.
At January 31, 2026, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	14.7%
New York	12.0%
Others, representing less than 10% individually	71.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2026, 5.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 4.4% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

3
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Statement of Assets and Liabilities

January 31, 2026
Assets
Unaffiliated investments, at value (identified cost $77,334,848)	$79,311,475
Affiliated investments, at value (identified cost $1,366,754)	1,366,754
Interest receivable	671,585
Dividends receivable from affiliated investments	7,926
Receivable for investments sold	1,715,883
Receivable for Fund shares sold	25,651
Receivable from affiliates	20,256
Trustees' deferred compensation plan	17,003
Total assets	$83,136,533
Liabilities
Payable for investments purchased	$1,664,985
Payable for when-issued securities	551,195
Payable for Fund shares redeemed	115,559
Distributions payable	396
Payable to affiliates:
Investment adviser and administration fee	21,359
Distribution and service fees	2,097
Sub-transfer agency fee	842
Trustees' deferred compensation plan	17,003
Accrued expenses	76,957
Total liabilities	$2,450,393
Net Assets	$80,686,140
Sources of Net Assets
Paid-in capital	$81,144,183
Accumulated loss	(458,043)
Net Assets	$80,686,140
Class A Shares
Net Assets	$6,692,857
Shares Outstanding	635,640
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.53
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.88
Class C Shares
Net Assets	$714,842
Shares Outstanding	67,895
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.53
Class I Shares
Net Assets	$73,278,441
Shares Outstanding	6,951,856
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.54
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
4
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Statement of Operations

Year Ended
January 31, 2026
Investment Income
Dividend income from affiliated investments	$148,793
Interest income	2,553,752
Total investment income	$2,702,545
Expenses
Investment adviser and administration fee	$232,478
Distribution and service fees:
Class A	16,447
Class C	9,320
Trustees’ fees and expenses	4,927
Custodian fee	28,867
Transfer and dividend disbursing agent fees	28,304
Legal and accounting services	62,812
Printing and postage	6,720
Registration fees	50,768
Miscellaneous	15,197
Total expenses	$455,840
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$144,769
Total expense reductions	$144,769
Net expenses	$311,071
Net investment income	$2,391,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$137,740
Net realized gain	$137,740
Change in unrealized appreciation (depreciation):
Investments	$1,574,066
Net change in unrealized appreciation (depreciation)	$1,574,066
Net realized and unrealized gain	$1,711,806
Net increase in net assets from operations	$4,103,280
5
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Statements of Changes in Net Assets

	Year Ended January 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,391,474	$2,371,603
Net realized gain (loss)	137,740	(64,842)
Net change in unrealized appreciation (depreciation)	1,574,066	(345,176)
Net increase in net assets from operations	$4,103,280	$1,961,585
Distributions to shareholders:
Class A	$(184,908)	$(181,264)
Class C	(19,213)	(43,308)
Class I	(1,994,392)	(1,980,117)
Total distributions to shareholders	$(2,198,513)	$(2,204,689)
Transactions in shares of beneficial interest:
Class A	$296,686	$(1,103,403)
Class C	(665,509)	(1,259,420)
Class I	9,431,725	(1,632,746)
Net increase (decrease) in net assets from Fund share transactions	$9,062,902	$(3,995,569)
Net increase (decrease) in net assets	$10,967,669	$(4,238,673)
Net Assets
At beginning of year	$69,718,471	$73,957,144
At end of year	$80,686,140	$69,718,471
6
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Financial Highlights

	Class A
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$10.26	$10.30	$10.37	$10.59	$10.91
Income (Loss) From Operations
Net investment income	$0.32(1)	$0.29	$0.29	$0.17	$0.10
Net realized and unrealized gain (loss)	0.24	(0.04)	(0.07)	(0.21)	(0.30)
Total income (loss) from operations	$0.56	$0.25	$0.22	$(0.04)	$(0.20)
Less Distributions
From net investment income	$(0.29)	$(0.29)	$(0.29)	$(0.17)	$(0.10)
From net realized gain	—	—	—	(0.01)	(0.02)
Total distributions	$(0.29)	$(0.29)	$(0.29)	$(0.18)	$(0.12)
Net asset value — End of year	$10.53	$10.26	$10.30	$10.37	$10.59
Total Return(2)	5.55%	2.49%	2.15%	(0.37)%	(1.87)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,693	$6,222	$7,362	$9,006	$14,526
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.84%	0.83%	0.81%	0.80%	0.78%
Net expenses	0.64%(4)	0.65%(4)	0.64%(4)	0.64%(4)	0.65%
Net investment income	3.08%	3.09%	2.99%	1.57%	0.92%
Portfolio Turnover	63%	48%	82%	90%	34%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to 0.01%, less than 0.01%, 0.01% and 0.01% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023, respectively).
7
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$10.26	$10.30	$10.37	$10.59	$10.91
Income (Loss) From Operations
Net investment income	$0.24(1)	$0.22	$0.21	$0.09	$0.02
Net realized and unrealized gain (loss)	0.24	(0.04)	(0.07)	(0.21)	(0.30)
Total income (loss) from operations	$0.48	$0.18	$0.14	$(0.12)	$(0.28)
Less Distributions
From net investment income	$(0.21)	$(0.22)	$(0.21)	$(0.09)	$(0.02)
From net realized gain	—	—	—	(0.01)	(0.02)
Total distributions	$(0.21)	$(0.22)	$(0.21)	$(0.10)	$(0.04)
Net asset value — End of year	$10.53	$10.26	$10.30	$10.37	$10.59
Total Return(2)	4.76%	1.73%	1.39%	(1.12)%	(2.60)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$715	$1,359	$2,628	$3,198	$3,591
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.59%	1.59%	1.56%	1.55%	1.53%
Net expenses	1.39%(4)	1.40%(4)	1.39%(4)	1.39%(4)	1.40%
Net investment income	2.34%	2.35%	2.24%	0.89%	0.17%
Portfolio Turnover	63%	48%	82%	90%	34%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to 0.01%, less than 0.01%, 0.01% and 0.01% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023, respectively).
8
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$10.28	$10.31	$10.38	$10.60	$10.92
Income (Loss) From Operations
Net investment income	$0.34(1)	$0.32	$0.31	$0.20	$0.13
Net realized and unrealized gain (loss)	0.24	(0.03)	(0.07)	(0.22)	(0.30)
Total income (loss) from operations	$0.58	$0.29	$0.24	$(0.02)	$(0.17)
Less Distributions
From net investment income	$(0.32)	$(0.32)	$(0.31)	$(0.19)	$(0.13)
From net realized gain	—	—	—	(0.01)	(0.02)
Total distributions	$(0.32)	$(0.32)	$(0.31)	$(0.20)	$(0.15)
Net asset value — End of year	$10.54	$10.28	$10.31	$10.38	$10.60
Total Return(2)	5.71%	2.85%	2.40%	(0.12)%	(1.62)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$73,278	$62,137	$63,967	$61,275	$75,548
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.59%	0.58%	0.56%	0.55%	0.53%
Net expenses	0.39%(4)	0.40%(4)	0.39%(4)	0.39%(4)	0.40%
Net investment income	3.32%	3.34%	3.23%	1.88%	1.17%
Portfolio Turnover	63%	48%	82%	90%	34%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to 0.01%, less than 0.01%, 0.01% and 0.01% of average daily net assets for the years ended January 31, 2026, 2025, 2024 and 2023, respectively).
9
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Notes to Financial Statements

1  Significant Accounting Policies
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.  The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. As of January 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
10

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Notes to Financial Statements — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2026 and January 31, 2025 was as follows:
	Year Ended January 31,
	2026	2025
Tax-exempt income	$2,059,656	$2,046,448
Ordinary income	$138,857	$158,241
11

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Notes to Financial Statements — continued

As of January 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 16,680
Deferred capital losses	(2,918,849)
Net unrealized appreciation	2,444,522
Distributions payable	(396)
Accumulated loss	$(458,043)
At January 31, 2026, the Fund, for federal income tax purposes, had deferred capital losses of $2,918,849 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2026, $1,528,926 are short-term and $1,389,923 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$78,233,707
Gross unrealized appreciation	$2,450,408
Gross unrealized depreciation	(5,886)
Net unrealized appreciation	$2,444,522
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the year ended January 31, 2026, the investment adviser and administration fee amounted to $232,478 or 0.32% of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2026, the investment adviser and administration fee paid was reduced by $5,253 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after June 1, 2026. Pursuant to this agreement, EVM and Parametric waived and/or reimbursed $139,516 in total of the Fund's operating expenses for the year ended January 31, 2026.
12

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Notes to Financial Statements — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2026, EVM earned $2,393 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2026. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2026 amounted to $16,447 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2026, the Fund paid or accrued to EVD $6,990 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2026 amounted to $2,330 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2026, the Fund was informed that EVD received no CDSCs paid by Class A or Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $54,490,234 and $44,159,664, respectively, for the year ended January 31, 2026.
13

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended January 31, 2026		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	142,753	$ 1,476,130	222,496	$ 2,297,113
Issued to shareholders electing to receive payments of distributions in Fund shares	17,773	183,933	17,589	180,279
Redemptions	(131,071)	(1,363,377)	(348,617)	(3,580,795)
Net increase (decrease)	29,455	$ 296,686	(108,532)	$(1,103,403)
Class C
Sales	2,389	$ 25,000	4,908	$ 50,204
Issued to shareholders electing to receive payments of distributions in Fund shares	1,855	19,160	4,217	43,218
Redemptions	(68,782)	(709,669)	(131,816)	(1,352,842)
Net decrease	(64,538)	$ (665,509)	(122,691)	$(1,259,420)
Class I
Sales	2,215,277	$22,907,354	1,664,140	$17,100,536
Issued to shareholders electing to receive payments of distributions in Fund shares	192,029	1,990,060	192,609	1,976,666
Redemptions	(1,502,571)	(15,465,689)	(2,013,324)	(20,709,948)
Net increase (decrease)	904,735	$ 9,431,725	(156,575)	$(1,632,746)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2026.
14

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Notes to Financial Statements — continued

9   Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,366,754, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$4,718,294	$46,990,621	$(50,342,161)	$ —	$ —	$1,366,754	$148,793	1,366,754
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$79,311,475	$ —	$79,311,475
Short-Term Investments	1,366,754	—	—	1,366,754
Total Investments	$1,366,754	$79,311,475	$ —	$80,678,229
15

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the “Fund”), one of the funds constituting Eaton Vance Municipals Trust II, including the portfolio of investments, as of January 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
16

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2026, the Fund designates 93.68% of distributions from net investment income as an exempt-interest dividend.
17

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EALBX-NCSR    1.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)    Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)   Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)  Principal Executive Officer’s Section 302 certification.

(b)     Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	March 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	March 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	March 24, 2026